UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-15

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2015

Core Plus - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 39.6%
Aerospace and Defense — 0.4%
Bombardier, Inc., 7.50%, 3/15/18(1)		265,000	278,250
Harris Corp., 2.70%, 4/27/20		30,000	29,624
Lockheed Martin Corp., 7.65%, 5/1/16		50,000	52,799
United Technologies Corp., 6.05%, 6/1/36		95,000	115,219
United Technologies Corp., 5.70%, 4/15/40		60,000	70,019
			545,911
Auto Components — 0.1%
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		150,000	150,375
Automobiles — 0.6%
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		80,000	81,346
Ford Motor Co., 4.75%, 1/15/43		50,000	48,822
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		60,000	64,516
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		100,000	122,144
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		270,000	307,469
General Motors Co., 5.00%, 4/1/35		30,000	29,547
General Motors Financial Co., Inc., 3.25%, 5/15/18		130,000	133,142
			786,986
Banks — 5.9%
Akbank TAS, 4.00%, 1/24/20(1)		200,000	195,308
Bank of America Corp., 6.50%, 8/1/16		60,000	63,304
Bank of America Corp., 5.75%, 12/1/17		230,000	250,654
Bank of America Corp., 5.625%, 7/1/20		350,000	394,477
Bank of America Corp., MTN, 4.00%, 1/22/25		100,000	97,476
Bank of America N.A., 5.30%, 3/15/17		300,000	317,786
Bank of America N.A., 6.00%, 10/15/36		250,000	296,703
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	200,000	342,285
Capital One Financial Corp., 3.20%, 2/5/25		$60,000	56,689
Citigroup, Inc., 5.50%, 2/15/17		170,000	180,661
Citigroup, Inc., 1.75%, 5/1/18		350,000	348,469
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,949
Citigroup, Inc., 3.30%, 4/27/25		300,000	288,628
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		250,000	250,063
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	100,000	121,328
Corpbanca SA, 3.875%, 9/22/19(1)		$300,000	305,026
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	100,000	114,477
Fifth Third Bancorp, 4.30%, 1/16/24		$80,000	82,137
HBOS plc, MTN, 6.75%, 5/21/18(1)		100,000	111,070
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	100,000	184,755
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	200,000	261,312
ING Bank NV, 2.00%, 9/25/15(1)		$200,000	200,540
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	118,109

JPMorgan Chase & Co., 6.00%, 1/15/18		$210,000	231,294
JPMorgan Chase & Co., 4.625%, 5/10/21		230,000	248,721
JPMorgan Chase & Co., 3.875%, 9/10/24		60,000	58,927
JPMorgan Chase & Co., 4.95%, 6/1/45		90,000	87,507
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	200,000	398,301
PNC Funding Corp., 4.375%, 8/11/20		$50,000	54,419
Regions Bank, 7.50%, 5/15/18		250,000	287,192
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		150,000	161,576
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	300,000	349,075
SunTrust Banks, Inc., 3.60%, 4/15/16		$33,000	33,629
U.S. Bancorp, 3.44%, 2/1/16		90,000	91,202
U.S. Bancorp, MTN, 3.60%, 9/11/24		70,000	70,348
U.S. Bank N.A., 2.80%, 1/27/25		250,000	239,120
Wells Fargo & Co., MTN, 4.60%, 4/1/21		130,000	142,415
Wells Fargo & Co., MTN, 3.00%, 2/19/25		60,000	57,446
Wells Fargo & Co., MTN, 4.10%, 6/3/26		300,000	301,162
Wells Fargo & Co., MTN, 4.65%, 11/4/44		50,000	47,861
			7,523,401
Beverages — 0.2%
Pernod-Ricard SA, 2.95%, 1/15/17(1)		190,000	194,203
Biotechnology — 0.4%
Amgen, Inc., 5.85%, 6/1/17		90,000	97,472
Amgen, Inc., 4.10%, 6/15/21		120,000	127,859
Amgen, Inc., 5.375%, 5/15/43		120,000	127,370
Celgene Corp., 3.25%, 8/15/22		100,000	98,931
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	109,189
			560,821
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		100,000	100,500
Capital Markets — 0.2%
Ameriprise Financial, Inc., 5.30%, 3/15/20		100,000	113,006
Ameriprise Financial, Inc., 4.00%, 10/15/23		100,000	104,399
Jefferies Group, Inc., 5.125%, 4/13/18		80,000	85,020
			302,425
Chemicals — 0.6%
Ecolab, Inc., 4.35%, 12/8/21		170,000	183,459
Hexion, Inc., 8.875%, 2/1/18		275,000	249,562
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	216,691
Mosaic Co. (The), 4.25%, 11/15/23		80,000	82,293
			732,005
Commercial Services and Supplies — 0.5%
Covanta Holding Corp., 5.875%, 3/1/24		250,000	250,625
Pitney Bowes, Inc., 4.625%, 3/15/24		100,000	100,900
Republic Services, Inc., 3.55%, 6/1/22		190,000	192,569
Waste Management, Inc., 4.75%, 6/30/20		70,000	77,194
			621,288
Communications Equipment — 0.6%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		190,000	192,273
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		160,000	157,181

CommScope, Inc., 4.375%, 6/15/20(1)		180,000	182,250
Crown Castle International Corp., 5.25%, 1/15/23		200,000	202,200
			733,904
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22		140,000	141,953
Consumer Finance — 0.9%
CIT Group, Inc., 5.00%, 5/15/17		300,000	310,110
Discover Financial Services, 3.75%, 3/4/25		200,000	191,059
Equifax, Inc., 3.30%, 12/15/22		170,000	169,160
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		260,000	265,850
PNC Bank N.A., 6.00%, 12/7/17		200,000	219,756
			1,155,935
Containers and Packaging — 0.4%
Berry Plastics Corp., 5.125%, 7/15/23		200,000	195,500
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		163,000	154,749
Rock-Tenn Co., 3.50%, 3/1/20		100,000	103,005
			453,254
Diversified Consumer Services — 0.2%
Catholic Health Initiatives, 1.60%, 11/1/17		50,000	49,934
Catholic Health Initiatives, 2.95%, 11/1/22		100,000	97,513
Johns Hopkins University, 4.08%, 7/1/53		55,000	52,043
			199,490
Diversified Financial Services — 3.3%
Ally Financial, Inc., 3.60%, 5/21/18		250,000	250,500
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	100,000	158,062
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	200,000	391,523
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)		$50,000	52,688
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	100,000	105,018
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$200,000	189,151
General Electric Capital Corp., MTN, 5.625%, 9/15/17		50,000	54,443
General Electric Capital Corp., MTN, 4.65%, 10/17/21		250,000	273,904
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		310,000	317,811
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		230,000	261,561
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		100,000	101,273
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		140,000	135,729
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		160,000	187,938
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		40,000	38,598
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		50,000	49,599
Morgan Stanley, 5.00%, 11/24/25		460,000	481,793
Morgan Stanley, MTN, 5.625%, 9/23/19		260,000	291,303
Morgan Stanley, MTN, 3.70%, 10/23/24		60,000	59,739
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	200,000	271,476
UBS AG, 7.625%, 8/17/22		$400,000	468,960
			4,141,069
Diversified Telecommunication Services — 2.1%
AT&T, Inc., 3.875%, 8/15/21		180,000	185,716
AT&T, Inc., 2.625%, 12/1/22		70,000	65,858
AT&T, Inc., 3.40%, 5/15/25		190,000	180,773
AT&T, Inc., 6.55%, 2/15/39		70,000	80,441

AT&T, Inc., 4.30%, 12/15/42	60,000	51,435
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	100,000	105,750
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)	110,000	111,302
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	200,000	229,463
Frontier Communications Corp., 8.50%, 4/15/20	200,000	209,600
Orange SA, 4.125%, 9/14/21	100,000	105,808
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	33,148
Telecom Italia Capital SA, 6.00%, 9/30/34	70,000	68,075
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	110,604
Verizon Communications, Inc., 5.15%, 9/15/23	240,000	263,401
Verizon Communications, Inc., 5.05%, 3/15/34	350,000	352,420
Verizon Communications, Inc., 4.75%, 11/1/41	60,000	56,214
Verizon Communications, Inc., 4.86%, 8/21/46	150,000	140,421
Verizon Communications, Inc., 5.01%, 8/21/54	77,000	70,672
Windstream Services LLC, 7.875%, 11/1/17	275,000	293,219
		2,714,320
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)	50,000	48,750
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	170,000	178,500
Energy Equipment and Services — 0.2%
Ensco plc, 4.70%, 3/15/21	130,000	132,453
Ensco plc, 5.20%, 3/15/25	30,000	29,716
Noble Holding International Ltd., 5.95%, 4/1/25	50,000	49,321
Transocean, Inc., 6.50%, 11/15/20	100,000	92,875
		304,365
Food and Staples Retailing — 0.3%
Delhaize Group SA, 5.70%, 10/1/40	40,000	40,605
Dollar General Corp., 4.125%, 7/15/17	100,000	104,603
Dollar General Corp., 3.25%, 4/15/23	100,000	95,314
Kroger Co. (The), 6.40%, 8/15/17	100,000	110,137
Wal-Mart Stores, Inc., 4.30%, 4/22/44	50,000	50,064
		400,723
Food Products — 0.3%
Kraft Foods Group, Inc., 5.00%, 6/4/42	110,000	109,642
Kraft Heinz Food Co., 4.875%, 2/15/25(1)	90,000	98,213
Kraft Heinz Food Co., 5.20%, 7/15/45(1)(2)	50,000	51,359
Tyson Foods, Inc., 6.60%, 4/1/16	100,000	103,835
Tyson Foods, Inc., 4.50%, 6/15/22	70,000	74,397
		437,446
Gas Utilities — 2.4%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(1)	70,000	69,086
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	66,223
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	75,496
Enbridge, Inc., 4.50%, 6/10/44	85,000	69,878
Energy Transfer Equity LP, 7.50%, 10/15/20	180,000	203,850
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	37,895
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	144,249
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	141,105

Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	100,000	107,750
Kinder Morgan Energy Partners LP, 4.10%, 11/15/15	200,000	202,097
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	160,000	182,233
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	65,243
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	100,000	97,828
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	133,323
Kinder Morgan, Inc., 7.25%, 6/1/18	120,000	135,358
Magellan Midstream Partners LP, 6.55%, 7/15/19	170,000	195,074
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	100,000	98,000
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	161,138
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	217,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	111,600
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	100,000	104,250
Williams Cos., Inc. (The), 3.70%, 1/15/23	40,000	37,259
Williams Cos., Inc. (The), 5.75%, 6/24/44	50,000	46,408
Williams Partners LP, 4.125%, 11/15/20	280,000	290,495
		2,993,588
Health Care Equipment and Supplies — 0.2%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	250,000	251,875
Medtronic, Inc., 4.375%, 3/15/35(1)	50,000	49,562
		301,437
Health Care Providers and Services — 1.6%
Aetna, Inc., 2.75%, 11/15/22	60,000	56,596
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	302,000	310,456
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	280,000	297,850
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	200,000	197,000
Express Scripts Holding Co., 2.65%, 2/15/17	100,000	101,818
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	117,976
HCA, Inc., 3.75%, 3/15/19	260,000	262,600
HCA, Inc., 5.375%, 2/1/25	100,000	101,250
HCA, Inc., 7.69%, 6/15/25	50,000	57,000
NYU Hospitals Center, 4.43%, 7/1/42	100,000	94,810
Tenet Healthcare Corp., 6.25%, 11/1/18	280,000	304,850
UnitedHealth Group, Inc., 2.875%, 12/15/21	80,000	79,970
		1,982,176
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	100,000	98,750
Pinnacle Entertainment, Inc., 8.75%, 5/15/20	50,000	52,344
Wyndham Worldwide Corp., 2.95%, 3/1/17	150,000	152,304
		303,398
Household Durables — 1.1%
D.R. Horton, Inc., 3.625%, 2/15/18	280,000	286,300
Lennar Corp., 4.75%, 12/15/17	300,000	313,500
MDC Holdings, Inc., 5.50%, 1/15/24	200,000	197,500
Toll Brothers Finance Corp., 4.00%, 12/31/18	250,000	257,813
Toll Brothers Finance Corp., 6.75%, 11/1/19	90,000	100,350
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	200,000	197,000
		1,352,463

Household Products — 0.3%
Jarden Corp., 6.125%, 11/15/22		150,000	156,000
Spectrum Brands, Inc., 6.75%, 3/15/20		250,000	263,875
			419,875
Industrial Conglomerates — 0.1%
General Electric Co., 4.125%, 10/9/42		100,000	96,085
Insurance — 1.8%
ACE INA Holdings, Inc., 3.15%, 3/15/25		60,000	58,597
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	130,313
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$120,000	126,975
Berkshire Hathaway, Inc., 4.50%, 2/11/43		40,000	40,050
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		110,000	115,714
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	68,288
International Lease Finance Corp., 8.75%, 3/15/17		50,000	54,830
International Lease Finance Corp., 6.25%, 5/15/19		100,000	108,375
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		110,000	118,315
Lincoln National Corp., 6.25%, 2/15/20		160,000	185,170
Markel Corp., 4.90%, 7/1/22		212,000	227,192
Markel Corp., 3.625%, 3/30/23		50,000	49,300
MetLife, Inc., 1.76%, 12/15/17		110,000	110,959
MetLife, Inc., 4.125%, 8/13/42		110,000	102,241
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		110,000	124,134
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		45,000	49,795
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		90,000	98,773
Voya Financial, Inc., 5.50%, 7/15/22		150,000	168,486
Voya Financial, Inc., 5.70%, 7/15/43		90,000	100,881
Voya Financial, Inc., VRN, 5.65%, 5/15/23		100,000	102,500
WR Berkley Corp., 4.625%, 3/15/22		100,000	106,381
XLIT Ltd., 4.45%, 3/31/25		50,000	49,586
			2,296,855
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21		90,000	93,825
IT Services — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22		140,000	147,862
Xerox Corp., 2.95%, 3/15/17		90,000	92,208
			240,070
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		50,000	50,911
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24		60,000	61,163
			112,074
Machinery — 0.2%
Oshkosh Corp., 5.375%, 3/1/22		250,000	256,875
Media — 2.2%
21st Century Fox America, Inc., 6.90%, 8/15/39		220,000	275,219
CBS Corp., 4.85%, 7/1/42		90,000	82,927
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		100,000	98,750
Comcast Corp., 4.40%, 8/15/35		50,000	49,593
Comcast Corp., 6.40%, 5/15/38		80,000	97,240
Comcast Corp., 4.75%, 3/1/44		60,000	60,828

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	70,000	71,562
Discovery Communications LLC, 5.625%, 8/15/19	200,000	223,676
DISH DBS Corp., 7.125%, 2/1/16	260,000	267,150
DISH DBS Corp., 4.625%, 7/15/17	110,000	113,575
Embarq Corp., 8.00%, 6/1/36	60,000	66,672
NBCUniversal Media LLC, 5.15%, 4/30/20	180,000	202,111
NBCUniversal Media LLC, 4.375%, 4/1/21	170,000	184,080
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	100,000	98,625
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	50,000	49,268
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	101,250
TEGNA, Inc., 5.125%, 7/15/20	130,000	133,738
Time Warner Cable, Inc., 5.50%, 9/1/41	40,000	37,314
Time Warner Cable, Inc., 4.50%, 9/15/42	50,000	41,116
Time Warner, Inc., 5.375%, 10/15/41	200,000	205,203
Viacom, Inc., 4.50%, 3/1/21	140,000	148,143
Viacom, Inc., 3.125%, 6/15/22	50,000	47,879
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)	90,000	93,094
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	50,000	49,153
		2,798,166
Metals and Mining — 0.8%
Alcoa, Inc., 5.125%, 10/1/24	100,000	101,750
ArcelorMittal, 6.00%, 8/5/20	75,000	78,656
Barrick Gold Corp., 4.10%, 5/1/23	80,000	77,827
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	81,743
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	19,242
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	50,000	50,832
Freeport-McMoRan, Inc., 4.55%, 11/14/24	50,000	46,610
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	136,560
Newmont Mining Corp., 6.25%, 10/1/39	40,000	39,204
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	50,000	49,324
Southern Copper Corp., 5.25%, 11/8/42	70,000	61,099
Teck Resources Ltd., 3.15%, 1/15/17	70,000	70,790
Vale Overseas Ltd., 4.625%, 9/15/20	140,000	147,473
		961,110
Multi-Utilities — 2.4%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	105,128
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	100,285
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	143,889
Consumers Energy Co., 2.85%, 5/15/22	50,000	50,131
Dominion Resources, Inc., 2.25%, 9/1/15	200,000	200,504
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	135,341
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	125,652
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	100,000	94,750
DPL, Inc., 6.50%, 10/15/16	41,000	42,742
Duke Energy Corp., 3.55%, 9/15/21	80,000	83,035
Duke Energy Florida, Inc., 6.35%, 9/15/37	70,000	88,954
Edison International, 3.75%, 9/15/17	100,000	104,965
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	81,534
FirstEnergy Corp., 2.75%, 3/15/18	90,000	91,340

FirstEnergy Corp., 4.25%, 3/15/23	130,000	130,862
Florida Power & Light Co., 4.125%, 2/1/42	50,000	49,306
GenOn Energy, Inc., 7.875%, 6/15/17	300,000	303,750
Georgia Power Co., 4.30%, 3/15/42	70,000	66,355
IPALCO Enterprises, Inc., 5.00%, 5/1/18	100,000	106,000
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	80,000	83,091
Nisource Finance Corp., 5.65%, 2/1/45	80,000	90,434
NRG Energy, Inc., 7.625%, 1/15/18	270,000	296,662
PacifiCorp, 6.00%, 1/15/39	110,000	133,578
Progress Energy, Inc., 3.15%, 4/1/22	80,000	80,018
Sempra Energy, 6.50%, 6/1/16	88,000	92,209
Sempra Energy, 2.875%, 10/1/22	130,000	126,095
Southern Power Co., 5.15%, 9/15/41	40,000	41,213
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	62,238
		3,110,061
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	38,000	40,497
Target Corp., 4.00%, 7/1/42	50,000	47,184
		87,681
Oil, Gas and Consumable Fuels — 2.5%
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	92,328
Apache Corp., 4.75%, 4/15/43	40,000	37,025
BP Capital Markets plc, 4.50%, 10/1/20	80,000	87,491
California Resources Corp., 5.50%, 9/15/21	200,000	174,250
Chesapeake Energy Corp., 4.875%, 4/15/22	140,000	122,500
Cimarex Energy Co., 4.375%, 6/1/24	150,000	149,544
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	71,519
Concho Resources, Inc., 7.00%, 1/15/21	150,000	157,688
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	140,647
Ecopetrol SA, 4.125%, 1/16/25	40,000	37,012
Hess Corp., 6.00%, 1/15/40	40,000	42,720
Marathon Petroleum Corp., 3.50%, 3/1/16	60,000	61,020
Newfield Exploration Co., 5.75%, 1/30/22	200,000	205,000
Noble Energy, Inc., 4.15%, 12/15/21	220,000	229,256
Peabody Energy Corp., 6.50%, 9/15/20	5,000	1,725
Pemex Project Funding Master Trust, 6.625%, 6/15/35	100,000	107,250
Petrobras Global Finance BV, 5.75%, 1/20/20	180,000	178,801
Petrobras Global Finance BV, 5.375%, 1/27/21	220,000	212,256
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	117,600
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	52,119
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	73,584
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	74,000
Phillips 66, 4.30%, 4/1/22	60,000	63,002
Shell International Finance BV, 3.25%, 5/11/25	100,000	99,078
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	197,924
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	80,000	85,800
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	50,000	50,125
Talisman Energy, Inc., 7.75%, 6/1/19	105,000	120,435
Whiting Petroleum Corp., 5.75%, 3/15/21	200,000	197,800
		3,239,499

Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	290,305
International Paper Co., 6.00%, 11/15/41	30,000	32,351
		322,656
Pharmaceuticals — 0.5%
AbbVie, Inc., 3.60%, 5/14/25	180,000	178,000
Actavis Funding SCS, 4.55%, 3/15/35	20,000	19,019
Actavis, Inc., 1.875%, 10/1/17	110,000	110,173
Actavis, Inc., 3.25%, 10/1/22	60,000	58,185
Actavis, Inc., 4.625%, 10/1/42	70,000	65,257
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	200,000	210,125
		640,759
Real Estate Investment Trusts (REITs) — 1.4%
DDR Corp., 4.75%, 4/15/18	240,000	256,115
Essex Portfolio LP, 3.625%, 8/15/22	170,000	170,510
Essex Portfolio LP, 3.375%, 1/15/23	60,000	59,018
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,168
HCP, Inc., 3.75%, 2/1/16	100,000	101,312
Health Care REIT, Inc., 2.25%, 3/15/18	70,000	70,529
Health Care REIT, Inc., 3.75%, 3/15/23	60,000	59,423
Hospitality Properties Trust, 4.65%, 3/15/24	180,000	179,665
Host Hotels & Resorts LP, 6.00%, 10/1/21	165,000	187,337
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	98,143
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	103,299
Senior Housing Properties Trust, 4.75%, 5/1/24	200,000	201,006
SL Green Realty Corp., 7.75%, 3/15/20	115,000	137,044
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	70,000	70,571
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	80,000	86,708
		1,828,848
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	104,129
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	116,425
CSX Corp., 4.25%, 6/1/21	150,000	162,301
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	121,609
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	133,426
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	80,000	80,569
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	50,000	50,940
		769,399
Semiconductors and Semiconductor Equipment — 0.3%
KLA-Tencor Corp., 4.65%, 11/1/24	50,000	49,939
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	300,000	303,750
		353,689
Software — 0.4%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	140,000	147,000
Microsoft Corp., 2.70%, 2/12/25	70,000	67,433
Oracle Corp., 5.75%, 4/15/18	100,000	111,247
Tencent Holdings Ltd., 3.80%, 2/11/25(1)	200,000	194,107
		519,787

Specialty Retail — 0.6%
Hertz Corp. (The), 6.75%, 4/15/19	300,000	310,320
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	206,690
United Rentals North America, Inc., 4.625%, 7/15/23	100,000	98,435
United Rentals North America, Inc., 5.75%, 11/15/24	150,000	148,500
		763,945
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 2.85%, 5/6/21	90,000	91,300
Apple, Inc., 3.20%, 5/13/25	130,000	129,285
Dell, Inc., 2.30%, 9/10/15	295,000	295,369
Dell, Inc., 3.10%, 4/1/16	155,000	155,388
Seagate HDD Cayman, 4.75%, 6/1/23	170,000	173,299
		844,641
Textiles, Apparel and Luxury Goods — 0.5%
Hanesbrands, Inc., 6.375%, 12/15/20	269,000	282,450
L Brands, Inc., 6.90%, 7/15/17	250,000	273,125
PVH Corp., 4.50%, 12/15/22	140,000	139,300
		694,875
Tobacco — 0.1%
Reynolds American, Inc., 4.45%, 6/12/25	150,000	152,896
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.125%, 7/16/22	110,000	108,805
Sprint Communications, 6.00%, 12/1/16	285,000	295,866
Vodafone Group plc, 5.625%, 2/27/17	140,000	148,794
		553,465
TOTAL CORPORATE BONDS (Cost $50,401,931)		50,517,822
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 28.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.7%
FHLMC, VRN, 1.75%, 7/15/15	162,834	166,921
FHLMC, VRN, 1.84%, 7/15/15	371,728	382,117
FHLMC, VRN, 1.96%, 7/15/15	192,290	198,785
FHLMC, VRN, 1.98%, 7/15/15	216,398	223,157
FHLMC, VRN, 2.07%, 7/15/15	630,192	640,746
FHLMC, VRN, 2.33%, 7/15/15	513,662	519,198
FHLMC, VRN, 2.50%, 7/15/15	175,102	186,838
FHLMC, VRN, 2.55%, 7/15/15	104,464	110,771
FHLMC, VRN, 2.87%, 7/15/15	299,820	308,358
FHLMC, VRN, 3.24%, 7/15/15	104,852	111,907
FHLMC, VRN, 3.29%, 7/15/15	276,936	294,351
FHLMC, VRN, 3.73%, 7/15/15	337,265	352,499
FHLMC, VRN, 4.06%, 7/15/15	168,814	177,306
FHLMC, VRN, 4.74%, 7/15/15	72,145	76,082
FHLMC, VRN, 5.78%, 7/15/15	332,622	355,755
FHLMC, VRN, 5.93%, 7/15/15	234,487	249,989
FHLMC, VRN, 6.12%, 7/15/15	142,993	153,449
FNMA, VRN, 1.94%, 7/25/15	168,700	177,642
FNMA, VRN, 2.31%, 7/25/15	88,375	94,369
FNMA, VRN, 2.71%, 7/25/15	477,898	489,698

FNMA, VRN, 3.68%, 7/25/15	284,537	298,466
FNMA, VRN, 3.92%, 7/25/15	213,905	226,149
FNMA, VRN, 5.06%, 7/25/15	192,178	206,537
		6,001,090
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 23.7%
FHLMC, 4.50%, 6/1/21	32,266	33,840
FHLMC, 5.50%, 1/1/38	18,302	20,485
FHLMC, 5.50%, 4/1/38	102,657	114,942
FHLMC, 6.50%, 7/1/47	709	787
FNMA, 3.00%, 7/14/15(4)	1,500,000	1,490,976
FNMA, 4.00%, 7/14/15(4)	3,450,000	3,650,733
FNMA, 4.50%, 7/14/15(4)	500,000	540,234
FNMA, 5.00%, 7/14/15(4)	2,000,000	2,209,246
FNMA, 5.50%, 7/14/15(4)	1,250,000	1,403,828
FNMA, 5.00%, 7/1/20	69,375	74,453
FNMA, 6.625%, 11/15/30	900,000	1,271,074
FNMA, 5.00%, 7/1/31	833,114	924,120
FNMA, 4.50%, 10/1/33	398,989	434,565
FNMA, 5.00%, 11/1/33	831,266	922,330
FNMA, 6.00%, 12/1/33	526,606	600,725
FNMA, 5.50%, 4/1/34	637,460	719,125
FNMA, 5.50%, 4/1/34	210,637	237,784
FNMA, 5.00%, 8/1/34	105,951	117,544
FNMA, 5.50%, 8/1/34	215,638	243,146
FNMA, 5.00%, 4/1/35	527,913	584,868
FNMA, 5.00%, 8/1/35	36,677	40,566
FNMA, 4.50%, 9/1/35	44,314	48,077
FNMA, 5.50%, 7/1/36	34,721	39,001
FNMA, 5.50%, 12/1/36	66,399	74,578
FNMA, 6.00%, 7/1/37	130,588	149,958
FNMA, 6.00%, 8/1/37	90,444	103,329
FNMA, 6.50%, 8/1/37	16,023	17,932
FNMA, 6.00%, 9/1/37	126,301	143,452
FNMA, 6.00%, 11/1/37	150,584	171,723
FNMA, 5.00%, 3/1/38	233,225	257,343
FNMA, 6.50%, 9/1/38	193,582	222,397
FNMA, 5.50%, 1/1/39	275,650	309,190
FNMA, 5.00%, 2/1/39	503,156	559,406
FNMA, 4.50%, 4/1/39	158,678	174,077
FNMA, 4.50%, 5/1/39	387,547	427,045
FNMA, 6.50%, 5/1/39	8,112	9,320
FNMA, 4.50%, 10/1/39	636,075	696,280
FNMA, 4.00%, 10/1/40	605,847	647,169
FNMA, 4.50%, 11/1/40	541,353	590,034
FNMA, 4.00%, 8/1/41	866,687	924,505
FNMA, 4.50%, 9/1/41	559,457	606,834
FNMA, 3.50%, 5/1/42	728,774	752,100
FNMA, 3.50%, 6/1/42	808,198	834,228
FNMA, 3.50%, 9/1/42	736,911	760,721

FNMA, 6.50%, 8/1/47	2,285	2,553
FNMA, 6.50%, 8/1/47	4,191	4,685
FNMA, 6.50%, 9/1/47	1,604	1,794
FNMA, 6.50%, 9/1/47	2,331	2,607
FNMA, 6.50%, 9/1/47	623	696
FNMA, 6.50%, 9/1/47	4,273	4,778
FNMA, 6.50%, 9/1/47	305	341
GNMA, 3.00%, 7/20/15(4)	650,000	654,989
GNMA, 5.50%, 12/15/32	205,373	237,048
GNMA, 6.00%, 9/20/38	73,882	84,012
GNMA, 5.50%, 12/20/38	182,739	207,874
GNMA, 4.50%, 6/15/39	860,016	944,138
GNMA, 4.50%, 1/15/40	501,097	544,413
GNMA, 4.50%, 4/15/40	597,883	656,246
GNMA, 4.00%, 11/20/40	1,313,794	1,406,786
GNMA, 3.50%, 6/20/42	1,308,350	1,359,801
		30,266,831
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $35,662,690)		36,267,921
U.S. TREASURY SECURITIES — 9.9%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,450,000	1,556,711
U.S. Treasury Bonds, 2.875%, 5/15/43	250,000	237,149
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	2,410,000	2,402,845
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	584,203
U.S. Treasury Bonds, 2.50%, 2/15/45	500,000	438,047
U.S. Treasury Notes, VRN, 0.07%, 7/7/15	2,981,200	2,981,471
U.S. Treasury Notes, 1.00%, 2/15/18	2,900,000	2,907,250
U.S. Treasury Notes, 0.75%, 4/15/18	1,000,000	994,219
U.S. Treasury Notes, 1.375%, 3/31/20	200,000	197,891
U.S. Treasury Notes, 1.50%, 5/31/20	300,000	298,078
TOTAL U.S. TREASURY SECURITIES (Cost $12,724,930)		12,597,864
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 8.1%
Private Sponsor Collateralized Mortgage Obligations — 7.1%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	125,618	98,992
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	241,760	250,433
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	51,055	51,093
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	252,497	264,478
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	252,260	228,407
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.70%, 7/1/15	185,509	185,736
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 7/1/15	397,807	395,676
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.24%, 7/1/15	126,611	125,794
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.11%, 7/1/15	428,096	423,257
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	240,642	254,857
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	3,937	3,873
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	15,183	14,771
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 7/1/15	41,186	40,808
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 7/1/15	188,731	187,390
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.94%, 7/1/15	199,594	191,058
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.55%, 7/1/15	281,356	250,923

GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.68%, 7/1/15	342,138	343,723
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.67%, 7/1/15	172,696	172,041
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 7/1/15	621,325	590,965
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.93%, 7/1/15	70,179	74,189
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.70%, 7/1/15	194,357	199,601
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/15	109,624	110,248
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 7/1/15	229,171	229,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.73%, 7/1/15	153,190	154,448
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	119,072	115,716
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	399,126	410,697
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	447,061	436,358
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	109,692	110,004
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.68%, 7/1/15	264,978	260,013
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.61%, 7/1/15	297,561	283,178
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 7/1/15	161,795	150,095
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.53%, 7/1/15	400,079	375,718
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.59%, 7/1/15	175,950	170,882
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 7/1/15	345,192	326,677
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	137,784	137,932
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	332,798	329,290
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	409,884	426,139
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	88,483	91,562
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	156,817	162,407
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	271,832	279,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	25,308	26,168
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 7/1/15	151,316	150,926
		9,085,142
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2684, Class FP, VRN, 0.69%, 7/15/15	93,765	94,092
FHLMC, Series 3397, Class GF, VRN, 0.69%, 7/15/15	220,207	222,503
FNMA, Series 2006-43, Class FM, VRN, 0.49%, 7/25/15	69,214	69,420
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 7/25/15	335,210	337,520
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	556,687	556,985
		1,280,520
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,237,861)		10,365,662
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.0%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/15	200,000	202,153
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, VRN, 3.49%, 7/1/15(1)	450,000	443,227
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	400,000	399,041
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.99%, 7/15/15(1)	400,000	399,840
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 7/1/15	370,000	405,894
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/15	400,000	419,178
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 7/1/15	625,000	656,598
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.93%, 3/10/48	400,000	396,816
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	350,000	349,736
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	250,000	249,522
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	125,000	125,363
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/15(1)	350,000	352,811

JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/15		320,000	331,702
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46		150,000	161,047
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46		300,000	325,169
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 7/1/15		260,000	276,473
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.14%, 7/15/15(1)		500,000	499,769
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31		62,534	63,257
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/15(1)		325,000	326,294
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,372,898)			6,383,890
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.8%
Brazil — 0.2%
Brazilian Government International Bond, 4.875%, 1/22/21		190,000	199,025
Chile — 0.2%
Chile Government International Bond, 3.25%, 9/14/21		120,000	125,580
Chile Government International Bond, 3.625%, 10/30/42		100,000	90,125
			215,705
Colombia — 0.3%
Colombia Government International Bond, 4.375%, 7/12/21		330,000	346,005
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		80,000	99,998
Mexico — 0.3%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		250,000	281,000
Mexico Government International Bond, MTN, 4.75%, 3/8/44		130,000	124,800
			405,800
Norway — 1.8%
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	16,000,000	2,313,993
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		$90,000	100,800
Philippines — 0.3%
Philippine Government International Bond, 4.00%, 1/15/21		200,000	216,760
Philippine Government International Bond, 6.375%, 10/23/34		100,000	132,875
			349,635
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		60,000	66,714
Poland Government International Bond, 3.00%, 3/17/23		100,000	98,430
			165,144
South Africa — 0.1%
South Africa Government International Bond, 4.67%, 1/17/24		100,000	102,750
South Korea — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		110,000	113,763
Korea Development Bank (The), 4.00%, 9/9/16		70,000	72,327
			186,090
Spain — 1.0%
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	1,250,000	1,312,434
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$200,000	186,750
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45		80,000	68,600
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $6,551,120)			6,052,729

ASSET-BACKED SECURITIES(3) — 2.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	275,000	281,550
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	250,000	250,963
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	250,000	249,473
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	210,582	210,500
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	189,026	188,905
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.74%, 7/10/15(1)	322,813	322,952
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	100,226	100,832
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	366,959	364,197
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	375,000	375,345
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	259,702	260,551
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	267,495	270,428
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	240,562	240,807
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	93,705	94,174
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(1)	250,000	250,259
TOTAL ASSET-BACKED SECURITIES (Cost $3,463,283)		3,460,936
MUNICIPAL SECURITIES — 1.8%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	180,000	232,249
California GO, (Building Bonds), 6.65%, 3/1/22	40,000	48,387
California GO, (Building Bonds), 7.55%, 4/1/39	130,000	188,465
California GO, (Building Bonds), 7.30%, 10/1/39	10,000	13,926
California GO, (Building Bonds), 7.60%, 11/1/40	25,000	37,144
Illinois GO, 5.88%, 3/1/19	55,000	59,262
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	120,000	111,773
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	25,000	26,028
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	45,000	48,663
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	10,000	11,820
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	50,000	59,316
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	80,000	103,636
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	50,000	65,477
Missouri Highway & Transit Commission Rev., (Building Bonds), 5.45%, 5/1/33	50,000	58,368
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	40,000	53,870
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	80,000	89,424
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	40,000	48,978
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	65,000	74,439
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	75,000	79,052
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	175,000	202,517
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	150,000	180,195
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	85,000	94,236
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	50,000	62,622
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	59,704
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	35,000	47,165
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	100,000	119,347
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	90,000	103,887
TOTAL MUNICIPAL SECURITIES (Cost $1,942,431)		2,279,950

MUTUAL FUNDS(6) — 1.2%
Emerging Markets Debt Fund R6 Class (Cost $1,499,243)	151,286	1,494,706
TEMPORARY CASH INVESTMENTS — 6.3%
Credit Agricole Corporate and Investment Bank, 0.06%, 7/1/15(7)	5,328,000	5,328,000
Crown Point Capital Co., 0.12%, 7/1/15(1)(7)	1,042,000	1,041,995
Lexington Parker Capital, 0.12%, 7/1/15(1)(7)	1,708,000	1,707,993
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $766), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $750)		750
SSgA U.S. Government Money Market Fund, Class N	3,743	3,743
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,082,493)		8,082,481
TOTAL INVESTMENT SECURITIES — 107.8% (Cost $136,938,880)		137,503,961
OTHER ASSETS AND LIABILITIES(8) — (7.8)%		(9,898,401)
TOTAL NET ASSETS — 100.0%		$127,605,560

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	10,243	USD	7,820	Barclays Bank plc	9/16/15	50
CAD	495,972	USD	400,000	Barclays Bank plc	9/16/15	(3,306)
USD	4,279	CAD	5,284	Barclays Bank plc	9/16/15	52
CLP	281,015,875	USD	440,982	UBS AG	9/16/15	(4,489)
CNY	1,832,354	USD	297,920	UBS AG	9/16/15	567
USD	2,888,810	EUR	2,550,299	Barclays Bank plc	9/16/15	42,593
USD	1,321,068	EUR	1,179,638	JPMorgan Chase Bank N.A.	9/16/15	4,554
USD	833,899	GBP	542,385	Deutsche Bank	9/16/15	(17,858)
USD	1,312,428	JPY	163,052,540	Deutsche Bank	9/16/15	(21,169)
KRW	432,809,101	USD	388,623	Westpac Group	9/16/15	(2,781)
MXN	6,160,825	USD	400,000	Barclays Bank plc	9/17/15	(10,135)
USD	367,117	MXN	5,749,633	Barclays Bank plc	9/17/15	3,273
USD	2,363,439	NOK	18,291,503	Deutsche Bank	9/16/15	34,576
USD	412,854	NZD	583,518	Barclays Bank plc	9/16/15	19,975
USD	506,103	NZD	740,000	Barclays Bank plc	9/16/15	7,866
SEK	4,088,900	USD	500,000	Barclays Bank plc	9/16/15	(5,979)
USD	140,365	SEK	1,150,456	JPMorgan Chase Bank N.A.	9/16/15	1,366
USD	4,650	SGD	6,299	Barclays Bank plc	9/16/15	(21)
THB	14,916,440	USD	440,000	Westpac Group	9/16/15	549
USD	409,126	THB	13,872,661	Westpac Group	9/16/15	(595)
TRY	303,523	USD	107,778	Deutsche Bank	9/16/15	3,033
TWD	15,302,500	USD	500,000	Westpac Group	9/16/15	(4,045)
USD	438,646	TWD	13,543,200	UBS AG	9/16/15	(290)
ZAR	5,305,691	USD	423,180	Barclays Bank plc	9/16/15	7,203
USD	389,046	ZAR	4,920,797	Deutsche Bank	9/16/15	(10,115)
						44,874

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
33	U.S. Treasury 2-Year Notes	September 2015	7,224,937	10,754
24	U.S. Treasury 5-Year Notes	September 2015	2,862,188	704
			10,087,125	11,458

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread (%)***	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 24 Index	2,574,000	Sell	5.00	6/20/20	3.56	(6,872)	163,211

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $16,582,464, which represented 13.0% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $203,751.

(6)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(7)	The rate indicated is the yield to maturity at purchase.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	50,517,822	—
U.S. Government Agency Mortgage-Backed Securities	—	36,267,921	—
U.S. Treasury Securities	—	12,597,864	—
Collateralized Mortgage Obligations	—	10,365,662	—
Commercial Mortgage-Backed Securities	—	6,383,890	—
Sovereign Governments and Agencies	—	6,052,729	—
Asset-Backed Securities	—	3,460,936	—
Municipal Securities	—	2,279,950	—
Mutual Funds	1,494,706	—	—
Temporary Cash Investments	3,743	8,078,738	—
	1,498,449	136,005,512	—
Other Financial Instruments
Futures Contracts	11,458	—	—
Forward Foreign Currency Exchange Contracts	—	125,657	—
	11,458	125,657	—
Liabilities
Other Financial Instruments
Swap Agreements	—	(6,872)	—
Forward Foreign Currency Exchange Contracts	—	(80,783)	—
	—	(87,655)	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the three months ended June 30, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund	$—	$1,499,243	$—	$—	$763	$1,494,706

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$136,939,176
Gross tax appreciation of investments	$2,758,493
Gross tax depreciation of investments	(2,193,708)
Net tax appreciation (depreciation) of investments	$564,785

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
June 30, 2015

Diversified Bond - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 33.1%
U.S. Treasury Bonds, 10.625%, 8/15/15	19,570,000	19,814,625
U.S. Treasury Bonds, 4.75%, 2/15/37	770,000	994,383
U.S. Treasury Bonds, 3.50%, 2/15/39	114,000,000	122,389,716
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	26,027,935
U.S. Treasury Bonds, 4.625%, 2/15/40	23,250,000	29,532,940
U.S. Treasury Bonds, 4.375%, 5/15/41	11,500,000	14,154,879
U.S. Treasury Bonds, 2.75%, 11/15/42	19,500,000	18,060,354
U.S. Treasury Bonds, 2.875%, 5/15/43	13,350,000	12,663,730
U.S. Treasury Bonds, 3.125%, 8/15/44	46,650,000	46,511,496
U.S. Treasury Bonds, 3.00%, 11/15/44	9,800,000	9,541,986
U.S. Treasury Bonds, 2.50%, 2/15/45	22,050,000	19,317,873
U.S. Treasury Bonds, 3.00%, 5/15/45	800,000	780,375
U.S. Treasury Notes, VRN, 0.07%, 7/7/15	256,243,800	256,267,118
U.S. Treasury Notes, 0.375%, 11/15/15(1)	10,000,000	10,010,940
U.S. Treasury Notes, 2.125%, 12/31/15	4,000,000	4,038,436
U.S. Treasury Notes, 0.375%, 1/15/16	20,000,000	20,023,440
U.S. Treasury Notes, 0.50%, 6/15/16	10,000,000	10,017,190
U.S. Treasury Notes, 1.50%, 6/30/16	15,000,000	15,172,260
U.S. Treasury Notes, 0.875%, 11/30/16	16,500,000	16,591,526
U.S. Treasury Notes, 0.875%, 2/28/17	10,000,000	10,050,780
U.S. Treasury Notes, 0.50%, 7/31/17	23,500,000	23,413,708
U.S. Treasury Notes, 2.375%, 7/31/17	13,600,000	14,070,682
U.S. Treasury Notes, 0.75%, 10/31/17	7,550,000	7,540,563
U.S. Treasury Notes, 1.875%, 10/31/17	38,600,000	39,561,989
U.S. Treasury Notes, 0.875%, 1/31/18	42,000,000	42,000,000
U.S. Treasury Notes, 1.00%, 2/15/18	227,950,000	228,519,875
U.S. Treasury Notes, 1.00%, 3/15/18	144,250,000	144,520,469
U.S. Treasury Notes, 0.75%, 4/15/18	78,000,000	77,549,082
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	8,057,326
U.S. Treasury Notes, 1.00%, 5/31/18	40,640,000	40,630,490
U.S. Treasury Notes, 1.375%, 6/30/18	15,360,000	15,518,392
U.S. Treasury Notes, 1.375%, 11/30/18	35,000,000	35,251,580
U.S. Treasury Notes, 1.75%, 9/30/19	65,000,000	65,731,250
U.S. Treasury Notes, 1.50%, 11/30/19	50,900,000	50,872,158
U.S. Treasury Notes, 1.625%, 12/31/19	50,000,000	50,164,050
U.S. Treasury Notes, 1.25%, 1/31/20	21,400,000	21,100,742
U.S. Treasury Notes, 1.375%, 2/29/20	132,000,000	130,783,092
U.S. Treasury Notes, 1.375%, 3/31/20	46,900,000	46,405,346
U.S. Treasury Notes, 1.375%, 4/30/20	11,300,000	11,167,575
U.S. Treasury Notes, 1.50%, 5/31/20	22,500,000	22,355,865
U.S. Treasury Notes, 1.625%, 6/30/20	35,000,000	34,967,170
TOTAL U.S. TREASURY SECURITIES (Cost $1,766,681,899)		1,772,143,386

CORPORATE BONDS — 30.9%
Aerospace and Defense — 0.3%
Harris Corp., 2.70%, 4/27/20		1,330,000	1,313,327
Lockheed Martin Corp., 7.65%, 5/1/16		1,700,000	1,795,163
Lockheed Martin Corp., 4.25%, 11/15/19		1,990,000	2,165,086
Lockheed Martin Corp., 3.80%, 3/1/45		1,430,000	1,275,124
United Technologies Corp., 6.125%, 2/1/19		2,660,000	3,038,763
United Technologies Corp., 6.05%, 6/1/36		1,868,000	2,265,581
United Technologies Corp., 4.50%, 6/1/42		2,010,000	2,039,257
			13,892,301
Auto Components — 0.2%
Schaeffler Finance BV, 4.25%, 5/15/21(2)		3,100,000	3,038,000
Tenneco, Inc., 6.875%, 12/15/20		2,220,000	2,331,000
ZF North America Capital, Inc., 4.00%, 4/29/20(2)		3,100,000	3,107,750
			8,476,750
Automobiles — 0.7%
American Honda Finance Corp., 1.50%, 9/11/17(2)		1,530,000	1,537,286
Daimler Finance North America LLC, 1.30%, 7/31/15(2)		3,000,000	3,001,386
Daimler Finance North America LLC, 2.625%, 9/15/16(2)		3,000,000	3,050,490
Ford Motor Co., 4.75%, 1/15/43		2,440,000	2,382,509
Ford Motor Credit Co. LLC, 5.625%, 9/15/15		3,010,000	3,037,475
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		4,800,000	4,820,491
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		3,390,000	3,645,155
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		3,500,000	4,275,030
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		3,310,000	3,769,335
General Motors Co., 5.00%, 4/1/35		3,140,000	3,092,583
General Motors Financial Co., Inc., 3.25%, 5/15/18		3,570,000	3,656,290
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)		2,200,000	2,235,750
			38,503,780
Banks — 5.5%
Bank of America Corp., 3.75%, 7/12/16		7,620,000	7,812,893
Bank of America Corp., 6.50%, 8/1/16		6,910,000	7,290,485
Bank of America Corp., 5.75%, 12/1/17		6,390,000	6,963,828
Bank of America Corp., 5.625%, 7/1/20		8,080,000	9,106,782
Bank of America Corp., 5.70%, 1/24/22		1,530,000	1,737,697
Bank of America Corp., MTN, 4.00%, 4/1/24		3,300,000	3,359,499
Bank of America Corp., MTN, 4.20%, 8/26/24		5,400,000	5,389,465
Bank of America Corp., MTN, 4.00%, 1/22/25		2,450,000	2,388,160
Bank of America Corp., MTN, 5.00%, 1/21/44		1,540,000	1,599,336
Bank of America N.A., 5.30%, 3/15/17		8,840,000	9,364,097
Bank of America N.A., 6.00%, 10/15/36		2,830,000	3,358,678
Bank of Nova Scotia (The), 2.55%, 1/12/17		3,300,000	3,371,445
Barclays Bank plc, 5.14%, 10/14/20		1,760,000	1,913,558
Barclays Bank plc, 3.75%, 5/15/24		1,600,000	1,605,894
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	3,000,000	3,963,310
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	4,739,000	8,110,446
BB&T Corp., MTN, 2.05%, 6/19/18		$1,000,000	1,010,854
BPCE SA, 5.15%, 7/21/24(2)		3,080,000	3,125,427
Branch Banking & Trust Co., 3.80%, 10/30/26		2,350,000	2,372,381

Capital One Financial Corp., 3.20%, 2/5/25		4,990,000	4,714,647
Citigroup, Inc., 4.45%, 1/10/17		4,880,000	5,099,707
Citigroup, Inc., 5.50%, 2/15/17		4,112,000	4,369,876
Citigroup, Inc., 1.75%, 5/1/18		6,850,000	6,820,045
Citigroup, Inc., 4.50%, 1/14/22		5,530,000	5,940,586
Citigroup, Inc., 4.05%, 7/30/22		1,660,000	1,700,438
Citigroup, Inc., 3.30%, 4/27/25		4,540,000	4,367,898
Citigroup, Inc., 5.30%, 5/6/44		2,900,000	2,955,155
Commerzbank AG, 8.125%, 9/19/23(2)		2,000,000	2,340,180
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	5,400,000	6,768,608
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$4,280,000	4,454,085
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		1,270,000	1,270,319
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	2,200,000	2,669,211
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.125%, 9/14/22	EUR	4,500,000	5,596,522
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20(2)		$4,000,000	3,953,348
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45(2)		1,000,000	962,403
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	7,100,000	8,127,887
Fifth Third Bank, 2.875%, 10/1/21		$3,210,000	3,178,327
HBOS plc, MTN, 6.75%, 5/21/18(2)		5,140,000	5,709,019
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,150,000	3,972,227
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	4,500,000	5,879,525
ING Bank NV, 2.00%, 9/25/15(2)		$2,040,000	2,045,508
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	8,200,000	9,684,949
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$1,980,000	1,924,491
JPMorgan Chase & Co., 6.00%, 1/15/18		1,948,000	2,145,523
JPMorgan Chase & Co., 4.625%, 5/10/21		6,700,000	7,245,360
JPMorgan Chase & Co., 3.25%, 9/23/22		2,520,000	2,503,028
JPMorgan Chase & Co., 3.875%, 9/10/24		6,060,000	5,951,587
JPMorgan Chase & Co., 3.125%, 1/23/25		9,900,000	9,449,075
JPMorgan Chase & Co., 4.95%, 6/1/45		1,700,000	1,652,905
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		8,185,000	8,552,024
KeyCorp, MTN, 2.30%, 12/13/18		1,230,000	1,241,124
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	4,400,000	8,762,632
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		$2,480,000	2,833,216
PNC Funding Corp., 4.375%, 8/11/20		1,720,000	1,872,012
Regions Bank, 7.50%, 5/15/18		454,000	521,540
Regions Bank, 6.45%, 6/26/37		1,160,000	1,379,792
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		3,280,000	3,533,137
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		2,570,000	2,627,216
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	2,300,000	2,882,147
Standard Chartered plc, 3.95%, 1/11/23(2)		$2,500,000	2,440,670
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	6,700,000	7,796,017
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	3,000,000	3,539,503
SunTrust Banks, Inc., 3.60%, 4/15/16		$1,141,000	1,162,750
U.S. Bancorp, 3.44%, 2/1/16		2,760,000	2,796,860
U.S. Bancorp, MTN, 3.00%, 3/15/22		1,310,000	1,320,851
U.S. Bancorp, MTN, 3.60%, 9/11/24		2,820,000	2,834,015
U.S. Bank N.A., 2.80%, 1/27/25		2,820,000	2,697,268
Wells Fargo & Co., 3.68%, 6/15/16		3,300,000	3,390,090

Wells Fargo & Co., 4.125%, 8/15/23		2,170,000	2,252,469
Wells Fargo & Co., 5.61%, 1/15/44		3,300,000	3,614,477
Wells Fargo & Co., MTN, 4.60%, 4/1/21		2,100,000	2,300,548
Wells Fargo & Co., MTN, 3.00%, 2/19/25		3,240,000	3,102,073
Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,850,000	2,861,035
Wells Fargo & Co., MTN, 4.65%, 11/4/44		1,140,000	1,091,238
			294,701,378
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		5,026,000	5,964,726
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		3,340,000	3,211,200
Pernod-Ricard SA, 2.95%, 1/15/17(2)		3,870,000	3,955,604
			13,131,530
Biotechnology — 0.4%
Amgen, Inc., 2.125%, 5/15/17		1,060,000	1,077,049
Amgen, Inc., 5.85%, 6/1/17		2,560,000	2,772,542
Amgen, Inc., 4.10%, 6/15/21		3,270,000	3,484,165
Amgen, Inc., 5.375%, 5/15/43		3,170,000	3,364,686
Celgene Corp., 3.25%, 8/15/22		3,040,000	3,007,490
Gilead Sciences, Inc., 4.40%, 12/1/21		5,430,000	5,928,984
			19,634,916
Building Products†
Masco Corp., 4.45%, 4/1/25		2,600,000	2,613,000
Capital Markets — 0.4%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	4,500,000	6,410,404
Ameriprise Financial, Inc., 5.30%, 3/15/20		$1,900,000	2,147,114
Ameriprise Financial, Inc., 4.00%, 10/15/23		1,410,000	1,472,031
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		8,977,000	9,881,442
Jefferies Group, Inc., 5.125%, 4/13/18		2,860,000	3,039,448
			22,950,439
Chemicals — 0.5%
Ashland, Inc., 4.75%, 8/15/22		2,980,000	2,935,300
Dow Chemical Co. (The), 2.50%, 2/15/16		2,020,000	2,039,693
Dow Chemical Co. (The), 4.25%, 11/15/20		2,200,000	2,350,150
Eastman Chemical Co., 2.70%, 1/15/20		2,960,000	2,956,066
Eastman Chemical Co., 3.60%, 8/15/22		1,910,000	1,931,407
Ecolab, Inc., 4.35%, 12/8/21		3,104,000	3,349,741
LyondellBasell Industries NV, 5.00%, 4/15/19		3,470,000	3,759,589
LyondellBasell Industries NV, 4.625%, 2/26/55		2,070,000	1,823,407
Mosaic Co. (The), 4.25%, 11/15/23		2,010,000	2,067,601
Mosaic Co. (The), 5.625%, 11/15/43		1,610,000	1,715,696
			24,928,650
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc., 5.25%, 8/1/20		1,895,000	1,932,900
Covanta Holding Corp., 5.875%, 3/1/24		2,200,000	2,205,500
Pitney Bowes, Inc., 4.625%, 3/15/24		3,090,000	3,117,829
Republic Services, Inc., 3.55%, 6/1/22		4,170,000	4,226,374
Waste Management, Inc., 2.60%, 9/1/16		3,400,000	3,460,299
Waste Management, Inc., 4.75%, 6/30/20		1,120,000	1,235,101
Waste Management, Inc., 4.10%, 3/1/45		2,120,000	1,934,294
			18,112,297

Communications Equipment — 0.2%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		3,870,000	3,916,308
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		3,010,000	2,956,964
Cisco Systems, Inc., 3.00%, 6/15/22		2,720,000	2,697,163
Crown Castle International Corp., 5.25%, 1/15/23		1,050,000	1,061,550
			10,631,985
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22		2,830,000	2,869,476
Consumer Finance — 0.8%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		5,240,000	5,729,364
Capital One Bank USA N.A., 2.30%, 6/5/19		3,370,000	3,345,423
Capital One Bank USA N.A., 3.375%, 2/15/23		2,150,000	2,089,312
CIT Group, Inc., 4.25%, 8/15/17		6,690,000	6,807,075
CIT Group, Inc., 5.00%, 8/15/22		1,320,000	1,310,100
Discover Bank, 2.00%, 2/21/18		5,031,000	5,019,484
Discover Financial Services, 3.75%, 3/4/25		1,000,000	955,293
Equifax, Inc., 3.30%, 12/15/22		2,420,000	2,408,050
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		6,830,000	6,983,675
HSBC Bank USA N.A., 5.875%, 11/1/34		1,760,000	2,059,527
PNC Bank N.A., 6.00%, 12/7/17		3,215,000	3,532,571
PNC Bank N.A., 3.80%, 7/25/23		1,100,000	1,126,600
Synchrony Financial, 3.00%, 8/15/19		1,200,000	1,208,786
			42,575,260
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		2,580,000	2,405,850
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		2,260,000	2,367,350
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		2,490,000	2,363,956
Rock-Tenn Co., 3.50%, 3/1/20		2,010,000	2,070,401
Rock-Tenn Co., 4.00%, 3/1/23		3,410,000	3,467,878
			12,675,435
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		1,600,000	1,428,803
Catholic Health Initiatives, 1.60%, 11/1/17		1,065,000	1,063,600
Catholic Health Initiatives, 2.95%, 11/1/22		2,420,000	2,359,805
Johns Hopkins University, 4.08%, 7/1/53		1,030,000	974,630
University of Notre Dame du Lac, 3.44%, 2/15/45		1,900,000	1,712,008
			7,538,846
Diversified Financial Services — 2.9%
Ally Financial, Inc., 2.75%, 1/30/17		4,600,000	4,590,800
Ally Financial, Inc., 3.60%, 5/21/18		3,000,000	3,006,000
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	2,300,000	2,518,242
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	3,350,000	5,295,079
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	4,450,000	8,711,394
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(2)		$1,680,000	1,770,300
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	9,850,000	10,344,287
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$1,390,000	1,314,599
General Electric Capital Corp., MTN, 5.625%, 9/15/17		5,480,000	5,966,986
General Electric Capital Corp., MTN, 2.20%, 1/9/20		2,000,000	1,999,038
General Electric Capital Corp., MTN, 4.375%, 9/16/20		13,080,000	14,239,869

General Electric Capital Corp., MTN, 4.65%, 10/17/21		4,180,000	4,579,679
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		3,280,000	3,329,581
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		9,430,000	9,667,617
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		7,120,000	7,926,732
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		4,820,000	5,481,415
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		4,710,000	4,769,944
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		2,280,000	2,210,437
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		3,570,000	4,193,368
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		1,500,000	1,447,427
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		2,120,000	2,102,976
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		2,200,000	2,219,250
Morgan Stanley, 2.65%, 1/27/20		1,360,000	1,357,306
Morgan Stanley, 5.00%, 11/24/25		8,790,000	9,206,426
Morgan Stanley, MTN, 6.625%, 4/1/18		9,070,000	10,176,068
Morgan Stanley, MTN, 5.625%, 9/23/19		12,340,000	13,825,699
Morgan Stanley, MTN, 3.70%, 10/23/24		4,340,000	4,321,108
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	4,300,000	5,836,742
UBS AG (Stamford Branch), 5.875%, 12/20/17		$2,247,000	2,472,372
			154,880,741
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 3.875%, 8/15/21		3,160,000	3,260,355
AT&T, Inc., 3.40%, 5/15/25		7,480,000	7,116,741
AT&T, Inc., 6.55%, 2/15/39		4,053,000	4,657,517
AT&T, Inc., 4.30%, 12/15/42		3,620,000	3,103,234
British Telecommunications plc, 5.95%, 1/15/18		6,030,000	6,659,213
CenturyLink, Inc., 6.00%, 4/1/17		300,000	313,875
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		3,300,000	3,489,750
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)		2,220,000	2,246,272
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		3,800,000	4,359,797
Frontier Communications Corp., 8.25%, 4/15/17		2,310,000	2,491,913
Frontier Communications Corp., 8.50%, 4/15/20		2,420,000	2,536,160
Orange SA, 4.125%, 9/14/21		2,200,000	2,327,769
Orange SA, 5.50%, 2/6/44		1,570,000	1,645,793
Telecom Italia Capital SA, 7.00%, 6/4/18		3,440,000	3,801,028
Telecom Italia Capital SA, 6.00%, 9/30/34		1,700,000	1,653,250
Telecom Italia SpA, 5.30%, 5/30/24(2)		1,500,000	1,500,000
Telefonica Emisiones SAU, 5.46%, 2/16/21		3,410,000	3,771,586
Verizon Communications, Inc., 3.65%, 9/14/18		4,000,000	4,204,768
Verizon Communications, Inc., 5.15%, 9/15/23		5,470,000	6,003,358
Verizon Communications, Inc., 5.05%, 3/15/34		8,240,000	8,296,971
Verizon Communications, Inc., 4.75%, 11/1/41		1,890,000	1,770,758
Verizon Communications, Inc., 6.55%, 9/15/43		1,978,000	2,320,716
Verizon Communications, Inc., 4.86%, 8/21/46		4,545,000	4,254,756
Verizon Communications, Inc., 5.01%, 8/21/54		2,984,000	2,738,769
Windstream Services LLC, 7.875%, 11/1/17		1,110,000	1,183,538
			85,707,887
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)		2,480,000	2,418,000

Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	3,484,000	3,658,200
Jabil Circuit, Inc., 5.625%, 12/15/20	690,000	740,025
		4,398,225
Energy Equipment and Services — 0.2%
Ensco plc, 4.70%, 3/15/21	3,067,000	3,124,880
Ensco plc, 5.20%, 3/15/25	1,160,000	1,149,001
Noble Holding International Ltd., 5.95%, 4/1/25	1,210,000	1,193,562
Schlumberger Investment SA, 3.65%, 12/1/23	2,460,000	2,543,303
Transocean, Inc., 6.50%, 11/15/20	1,240,000	1,151,650
Weatherford International Ltd., 4.50%, 4/15/22	2,000,000	1,878,788
		11,041,184
Food and Staples Retailing — 0.5%
Delhaize Group SA, 5.70%, 10/1/40	1,280,000	1,299,345
Dollar General Corp., 3.25%, 4/15/23	3,620,000	3,450,378
Kroger Co. (The), 6.40%, 8/15/17	2,000,000	2,202,740
Kroger Co. (The), 3.30%, 1/15/21	6,235,000	6,365,685
Target Corp., 3.50%, 7/1/24	2,160,000	2,212,736
Wal-Mart Stores, Inc., 2.55%, 4/11/23	2,500,000	2,413,200
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,150,000	1,355,541
Wal-Mart Stores, Inc., 4.30%, 4/22/44	6,070,000	6,077,794
		25,377,419
Food Products — 0.2%
Kellogg Co., 4.45%, 5/30/16	1,000,000	1,031,221
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,000,000	996,749
Kraft Heinz Food Co., 5.20%, 7/15/45(2)(3)	2,100,000	2,157,097
Mondelez International, Inc., 4.00%, 2/1/24	3,190,000	3,305,379
Tyson Foods, Inc., 6.60%, 4/1/16	2,580,000	2,678,941
Tyson Foods, Inc., 4.50%, 6/15/22	2,370,000	2,518,869
		12,688,256
Gas Utilities — 1.5%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(2)	3,000,000	2,960,829
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,726,189
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,089,294
Enbridge, Inc., 4.50%, 6/10/44	2,130,000	1,751,060
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,400,900
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,686,264
Energy Transfer Partners LP, 3.60%, 2/1/23	3,530,000	3,344,237
Energy Transfer Partners LP, 4.90%, 3/15/35	700,000	631,735
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	1,937,056
Enterprise Products Operating LLC, 6.30%, 9/15/17	1,525,000	1,680,558
Enterprise Products Operating LLC, 3.70%, 2/15/26	2,000,000	1,947,646
Enterprise Products Operating LLC, 4.85%, 3/15/44	5,180,000	4,872,821
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	2,500,000	2,693,750
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	3,360,000	3,826,902
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	3,040,000	3,305,644
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	3,851,000	3,767,341
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,850,000	3,948,429
Kinder Morgan, Inc., 7.25%, 6/1/18	2,540,000	2,865,069

Kinder Morgan, Inc., 4.30%, 6/1/25	1,210,000	1,175,211
Kinder Morgan, Inc., 5.55%, 6/1/45	1,460,000	1,349,747
Magellan Midstream Partners LP, 6.55%, 7/15/19	3,450,000	3,958,851
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	1,840,000	1,807,800
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	2,480,000	2,430,400
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,091,846
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	4,630,000	4,383,406
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	3,040,000	2,827,200
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(2)	1,000,000	1,042,500
Williams Cos., Inc. (The), 3.70%, 1/15/23	1,650,000	1,536,935
Williams Cos., Inc. (The), 5.75%, 6/24/44	1,220,000	1,132,364
Williams Partners LP, 4.125%, 11/15/20	4,003,000	4,153,037
Williams Partners LP, 5.10%, 9/15/45	1,280,000	1,131,094
Williams Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	1,450,000	1,432,603
		78,888,718
Health Care Equipment and Supplies — 0.3%
Becton Dickinson and Co., 3.73%, 12/15/24	5,370,000	5,354,508
Medtronic, Inc., 2.50%, 3/15/20(2)	1,900,000	1,902,785
Medtronic, Inc., 3.50%, 3/15/25(2)	5,730,000	5,717,944
Medtronic, Inc., 4.375%, 3/15/35(2)	2,980,000	2,953,862
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	2,080,000	2,069,744
		17,998,843
Health Care Providers and Services — 0.7%
Aetna, Inc., 2.75%, 11/15/22	1,540,000	1,452,620
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	3,465,000	3,562,020
Express Scripts Holding Co., 2.65%, 2/15/17	3,000,000	3,054,558
Express Scripts Holding Co., 7.25%, 6/15/19	4,040,000	4,766,247
HCA, Inc., 3.75%, 3/15/19	5,910,000	5,969,100
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,025,000
NYU Hospitals Center, 4.43%, 7/1/42	2,180,000	2,066,860
UnitedHealth Group, Inc., 2.875%, 12/15/21	3,410,000	3,408,708
UnitedHealth Group, Inc., 2.875%, 3/15/22	2,500,000	2,427,020
Universal Health Services, Inc., 7.125%, 6/30/16	4,140,000	4,383,225
Universal Health Services, Inc., 4.75%, 8/1/22(2)	3,200,000	3,302,000
		35,417,358
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.60%, 5/26/45	1,020,000	995,365
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	3,630,000	3,772,684
Wyndham Worldwide Corp., 2.95%, 3/1/17	2,340,000	2,375,947
		7,143,996
Household Durables — 0.4%
D.R. Horton, Inc., 3.625%, 2/15/18	3,770,000	3,854,825
D.R. Horton, Inc., 5.75%, 8/15/23	2,020,000	2,146,250
Lennar Corp., 4.75%, 12/15/17	3,030,000	3,166,350
Lennar Corp., 4.50%, 6/15/19	3,200,000	3,280,000
MDC Holdings, Inc., 5.50%, 1/15/24	2,000,000	1,975,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	2,620,000	2,921,300
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	1,460,000	1,438,100
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	730,000	719,050
		19,500,875

Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17		4,251,000	4,631,337
General Electric Co., 4.125%, 10/9/42		3,140,000	3,017,069
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		2,330,000	2,280,902
			9,929,308
Insurance — 1.6%
ACE INA Holdings, Inc., 3.15%, 3/15/25		3,950,000	3,857,621
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19(2)		2,620,000	2,597,075
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	4,800,000	6,255,040
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$1,000,000	1,058,125
American International Group, Inc., 4.875%, 6/1/22		8,580,000	9,418,918
American International Group, Inc., 4.50%, 7/16/44		2,150,000	2,045,676
American International Group, Inc., MTN, 5.85%, 1/16/18		1,455,000	1,604,356
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,770,000	3,024,480
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		2,030,000	2,049,257
Berkshire Hathaway, Inc., 4.50%, 2/11/43		2,460,000	2,463,055
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		2,070,000	2,177,526
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		1,190,000	1,354,387
International Lease Finance Corp., 6.25%, 5/15/19		1,670,000	1,809,863
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)		440,000	473,261
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		2,920,000	2,821,949
Lincoln National Corp., 6.25%, 2/15/20		4,240,000	4,907,003
Markel Corp., 4.90%, 7/1/22		4,070,000	4,361,668
Markel Corp., 3.625%, 3/30/23		1,000,000	985,994
MetLife, Inc., 1.76%, 12/15/17		2,250,000	2,269,613
MetLife, Inc., 4.125%, 8/13/42		2,140,000	1,989,047
MetLife, Inc., 4.875%, 11/13/43		1,405,000	1,456,275
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		2,870,000	2,819,623
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,000,000	1,128,487
Prudential Financial, Inc., MTN, 5.70%, 12/14/36		1,275,000	1,410,849
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		3,740,000	4,104,571
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)		1,670,000	1,682,744
Travelers Cos., Inc. (The), 4.60%, 8/1/43		2,050,000	2,118,396
Voya Financial, Inc., 5.50%, 7/15/22		3,250,000	3,650,536
Voya Financial, Inc., 5.70%, 7/15/43		2,500,000	2,802,250
Voya Financial, Inc., VRN, 5.65%, 5/15/23		700,000	717,500
WR Berkley Corp., 4.625%, 3/15/22		2,450,000	2,606,325
WR Berkley Corp., 4.75%, 8/1/44		1,240,000	1,183,239
XLIT Ltd., 4.45%, 3/31/25		750,000	743,795
			83,948,504
Internet Software and Services — 0.1%
Alibaba Group Holding Ltd., 3.125%, 11/28/21(2)		1,900,000	1,878,220
Netflix, Inc., 5.375%, 2/1/21		2,900,000	3,023,250
Netflix, Inc., 5.75%, 3/1/24		640,000	660,800
			5,562,270
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22		2,520,000	2,661,521
Fidelity National Information Services, Inc., 3.50%, 4/15/23		1,300,000	1,262,351
Xerox Corp., 2.95%, 3/15/17		1,670,000	1,710,973
			5,634,845

Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,030,000	1,048,756
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	1,140,000	1,126,931
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,440,000	1,467,913
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	2,570,000	2,716,919
		6,360,519
Machinery — 0.1%
Oshkosh Corp., 5.375%, 3/1/22	4,070,000	4,181,925
Terex Corp., 6.50%, 4/1/20	1,000,000	1,052,500
		5,234,425
Media — 1.7%
21st Century Fox America, Inc., 3.00%, 9/15/22	1,345,000	1,314,643
21st Century Fox America, Inc., 6.90%, 8/15/39	3,110,000	3,890,594
21st Century Fox America, Inc., 4.75%, 9/15/44	2,720,000	2,660,182
CBS Corp., 3.50%, 1/15/25	2,560,000	2,450,522
CBS Corp., 4.85%, 7/1/42	1,240,000	1,142,547
Comcast Corp., 4.40%, 8/15/35	2,070,000	2,053,158
Comcast Corp., 6.40%, 5/15/38	3,970,000	4,825,523
Comcast Corp., 4.75%, 3/1/44	5,390,000	5,464,387
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	2,340,000	2,534,569
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	1,610,000	1,645,917
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,134,819
DISH DBS Corp., 7.125%, 2/1/16	5,130,000	5,271,075
DISH DBS Corp., 4.625%, 7/15/17	3,000,000	3,097,500
Embarq Corp., 8.00%, 6/1/36	1,660,000	1,844,592
Grupo Televisa SAB, 5.00%, 5/13/45	1,000,000	959,000
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,260,000	2,312,513
Lamar Media Corp., 5.375%, 1/15/24	2,630,000	2,679,313
NBCUniversal Media LLC, 5.15%, 4/30/20	3,950,000	4,435,210
NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	5,013,461
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	2,030,000	2,002,088
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	3,380,000	3,330,547
TEGNA, Inc., 5.125%, 7/15/20	4,450,000	4,577,937
Time Warner Cable, Inc., 6.75%, 7/1/18	1,830,000	2,040,710
Time Warner Cable, Inc., 5.50%, 9/1/41	1,020,000	951,517
Time Warner Cable, Inc., 4.50%, 9/15/42	1,770,000	1,455,521
Time Warner, Inc., 4.70%, 1/15/21	2,410,000	2,604,955
Time Warner, Inc., 3.60%, 7/15/25	3,120,000	3,036,303
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,599,894
Time Warner, Inc., 5.375%, 10/15/41	1,120,000	1,149,138
Time Warner, Inc., 5.35%, 12/15/43	1,750,000	1,793,472
Viacom, Inc., 4.50%, 3/1/21	2,500,000	2,645,413
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,618,317
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	2,500,000	2,421,875
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	3,580,000	3,519,366
		93,476,578
Metals and Mining — 0.4%
Barrick North America Finance LLC, 4.40%, 5/30/21	3,640,000	3,719,323
Barrick North America Finance LLC, 5.75%, 5/1/43	1,010,000	971,740

Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,270,000	1,183,888
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	2,560,000	2,689,172
Newmont Mining Corp., 6.25%, 10/1/39	1,090,000	1,068,312
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	2,220,000	2,189,968
Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,265,618
Steel Dynamics, Inc., 6.125%, 8/15/19	2,590,000	2,738,925
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,649,572
Vale Overseas Ltd., 5.625%, 9/15/19	4,180,000	4,531,287
Vale Overseas Ltd., 4.625%, 9/15/20	850,000	895,373
		23,903,178
Multi-Utilities — 1.5%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	2,100,000	2,092,257
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	5,127,857
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	1,850,723
Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	2,988,468
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,052,744
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	4,906,104
Dominion Resources, Inc., 2.75%, 9/15/22	1,690,000	1,633,475
Dominion Resources, Inc., 3.625%, 12/1/24	2,310,000	2,291,689
Dominion Resources, Inc., 4.90%, 8/1/41	3,320,000	3,382,346
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	1,910,000	1,809,725
DPL, Inc., 6.50%, 10/15/16	616,000	642,180
Duke Energy Corp., 1.625%, 8/15/17	2,120,000	2,128,652
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,787,907
Duke Energy Florida, Inc., 6.35%, 9/15/37	1,307,000	1,660,891
Duke Energy Florida, Inc., 3.85%, 11/15/42	2,670,000	2,464,842
Duke Energy Progress, Inc., 4.15%, 12/1/44	1,900,000	1,833,601
Edison International, 3.75%, 9/15/17	2,920,000	3,064,972
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,538,947
FirstEnergy Corp., 2.75%, 3/15/18	1,967,000	1,996,279
FirstEnergy Corp., 4.25%, 3/15/23	2,730,000	2,748,100
Florida Power & Light Co., 4.125%, 2/1/42	2,160,000	2,130,043
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,507,215
IPALCO Enterprises, Inc., 5.00%, 5/1/18	3,010,000	3,190,600
MidAmerican Energy Co., 4.40%, 10/15/44	2,480,000	2,479,102
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	3,070,000	3,188,625
Nisource Finance Corp., 5.65%, 2/1/45	1,760,000	1,989,539
PacifiCorp, 6.00%, 1/15/39	2,340,000	2,841,579
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,737,881
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,690,597
San Diego Gas & Electric Co., 3.00%, 8/15/21	980,000	1,004,713
Sempra Energy, 6.50%, 6/1/16	2,090,000	2,189,956
Sempra Energy, 2.40%, 3/15/20	1,850,000	1,836,047
Sempra Energy, 2.875%, 10/1/22	1,070,000	1,037,858
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,133,350
Virginia Electric and Power Co., 4.45%, 2/15/44	1,140,000	1,143,259
Xcel Energy, Inc., 4.80%, 9/15/41	1,410,000	1,462,592
		79,564,715

Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	3,600,000	3,591,662
Target Corp., 4.00%, 7/1/42	3,140,000	2,963,171
		6,554,833
Oil, Gas and Consumable Fuels — 2.0%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	1,170,000	1,196,325
Anadarko Petroleum Corp., 5.95%, 9/15/16	1,860,000	1,961,158
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,811,934
Apache Corp., 4.75%, 4/15/43	1,000,000	925,635
BP Capital Markets plc, 3.51%, 3/17/25	1,880,000	1,853,394
California Resources Corp., 5.50%, 9/15/21	2,200,000	1,916,750
Chesapeake Energy Corp., 4.875%, 4/15/22	3,030,000	2,651,250
Chevron Corp., 2.43%, 6/24/20	1,500,000	1,513,520
Cimarex Energy Co., 4.375%, 6/1/24	3,490,000	3,479,390
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,043,406
Concho Resources, Inc., 7.00%, 1/15/21	4,355,000	4,578,194
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,415,285
Continental Resources, Inc., 5.00%, 9/15/22	3,530,000	3,466,040
Ecopetrol SA, 4.125%, 1/16/25	1,220,000	1,128,866
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,567,579
Exxon Mobil Corp., 2.71%, 3/6/25	4,230,000	4,106,340
Hess Corp., 6.00%, 1/15/40	1,280,000	1,367,046
Marathon Petroleum Corp., 3.50%, 3/1/16	1,660,000	1,688,217
Newfield Exploration Co., 5.75%, 1/30/22	3,640,000	3,731,000
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,251,658
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,510,000	1,619,475
Petrobras Global Finance BV, 5.75%, 1/20/20	4,120,000	4,092,561
Petrobras Global Finance BV, 5.375%, 1/27/21	3,830,000	3,695,184
Petrobras Global Finance BV, 5.625%, 5/20/43	1,010,000	785,679
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	4,032,000
Petroleos Mexicanos, 4.875%, 1/24/22	2,160,000	2,251,519
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	1,850,112
Petroleos Mexicanos, 5.50%, 6/27/44	2,910,000	2,691,750
Phillips 66, 4.30%, 4/1/22	4,730,000	4,966,689
Phillips 66, 4.65%, 11/15/34	2,600,000	2,544,030
Range Resources Corp., 6.75%, 8/1/20	3,340,000	3,452,725
Shell International Finance BV, 2.375%, 8/21/22	2,100,000	2,030,725
Shell International Finance BV, 3.25%, 5/11/25	2,160,000	2,140,091
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,557,105
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,625,117
Statoil ASA, 2.45%, 1/17/23	3,670,000	3,519,137
Statoil ASA, 3.95%, 5/15/43	1,060,000	985,103
Statoil ASA, 4.80%, 11/8/43	1,070,000	1,133,158
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	2,030,000	2,177,175
Talisman Energy, Inc., 7.75%, 6/1/19	2,130,000	2,443,110
Tesoro Corp., 5.375%, 10/1/22	1,620,000	1,652,400
Total Capital SA, 2.125%, 8/10/18	2,550,000	2,588,719
Whiting Petroleum Corp., 5.00%, 3/15/19	2,300,000	2,271,250
		104,757,801

Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	3,440,000	3,437,499
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	4,775,000	5,331,574
International Paper Co., 3.80%, 1/15/26	1,130,000	1,110,596
International Paper Co., 6.00%, 11/15/41	1,070,000	1,153,839
		11,033,508
Pharmaceuticals — 0.8%
AbbVie, Inc., 1.75%, 11/6/17	5,390,000	5,408,698
AbbVie, Inc., 2.90%, 11/6/22	1,730,000	1,676,373
AbbVie, Inc., 3.60%, 5/14/25	2,820,000	2,788,670
AbbVie, Inc., 4.40%, 11/6/42	2,810,000	2,659,412
Actavis Funding SCS, 3.85%, 6/15/24	2,720,000	2,688,445
Actavis Funding SCS, 4.55%, 3/15/35	1,960,000	1,863,880
Actavis, Inc., 1.875%, 10/1/17	2,370,000	2,373,721
Actavis, Inc., 3.25%, 10/1/22	3,180,000	3,083,783
Actavis, Inc., 4.625%, 10/1/42	1,420,000	1,323,794
Baxalta, Inc., 4.00%, 6/23/25(2)	3,520,000	3,504,107
Forest Laboratories LLC, 4.375%, 2/1/19(2)	750,000	793,902
Forest Laboratories LLC, 4.875%, 2/15/21(2)	3,370,000	3,654,775
Merck & Co., Inc., 2.40%, 9/15/22	2,270,000	2,183,808
Merck & Co., Inc., 3.70%, 2/10/45	1,240,000	1,106,173
Perrigo Finance plc, 3.90%, 12/15/24	3,000,000	2,963,676
Roche Holdings, Inc., 6.00%, 3/1/19(2)	900,000	1,024,005
Roche Holdings, Inc., 3.35%, 9/30/24(2)	1,300,000	1,312,031
Roche Holdings, Inc., 4.00%, 11/28/44(2)	1,850,000	1,784,212
		42,193,465
Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 5.05%, 9/1/20	2,090,000	2,271,681
DDR Corp., 4.75%, 4/15/18	5,930,000	6,328,164
DDR Corp., 3.625%, 2/1/25	1,460,000	1,402,685
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,129,357
Essex Portfolio LP, 3.375%, 1/15/23	1,430,000	1,406,594
Essex Portfolio LP, 3.25%, 5/1/23	1,010,000	972,997
HCP, Inc., 3.75%, 2/1/16	4,600,000	4,660,338
Health Care REIT, Inc., 2.25%, 3/15/18	960,000	967,259
Health Care REIT, Inc., 3.75%, 3/15/23	2,590,000	2,565,071
Hospitality Properties Trust, 4.65%, 3/15/24	4,830,000	4,821,021
Hospitality Properties Trust, 4.50%, 3/15/25	1,850,000	1,820,587
Host Hotels & Resorts LP, 6.00%, 10/1/21	1,370,000	1,555,468
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,450,000	1,423,068
Kilroy Realty LP, 3.80%, 1/15/23	5,200,000	5,188,029
Realty Income Corp., 4.125%, 10/15/26	1,090,000	1,097,639
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,714,757
Senior Housing Properties Trust, 4.75%, 5/1/24	2,460,000	2,472,379
SL Green Realty Corp., 7.75%, 3/15/20	2,805,000	3,342,679
Ventas Realty LP, 3.50%, 2/1/25	1,310,000	1,255,753
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	2,960,000	2,984,162
		51,379,688

Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	4,310,000	4,507,743
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	1,480,000	1,557,365
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,780,000	2,894,795
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,484,417
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	1,170,000	1,082,929
CSX Corp., 4.25%, 6/1/21	1,400,000	1,514,807
CSX Corp., 3.40%, 8/1/24	1,840,000	1,842,055
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,830,182
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	2,052,710
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(2)	3,420,000	3,444,313
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)	1,700,000	1,648,468
Union Pacific Corp., 4.00%, 2/1/21	1,810,000	1,953,672
Union Pacific Corp., 4.75%, 9/15/41	2,480,000	2,576,846
		29,390,302
Semiconductors and Semiconductor Equipment — 0.1%
KLA-Tencor Corp., 4.65%, 11/1/24	1,100,000	1,098,666
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	3,000,000	3,030,000
		4,128,666
Software — 0.5%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	2,980,000	3,129,000
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,482,881
Microsoft Corp., 2.70%, 2/12/25	4,130,000	3,978,532
Microsoft Corp., 3.75%, 2/12/45	1,550,000	1,395,527
Oracle Corp., 2.50%, 10/15/22	1,880,000	1,811,115
Oracle Corp., 3.625%, 7/15/23	570,000	585,989
Oracle Corp., 3.40%, 7/8/24	5,990,000	6,003,507
Oracle Corp., 2.95%, 5/15/25	4,500,000	4,333,118
Oracle Corp., 4.30%, 7/8/34	2,380,000	2,344,476
		29,064,145
Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.625%, 6/1/22	2,930,000	2,885,192
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	4,522,865
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	4,150,000	4,357,500
United Rentals North America, Inc., 4.625%, 7/15/23	2,890,000	2,844,771
		14,610,328
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.85%, 5/6/21	2,520,000	2,556,407
Apple, Inc., 3.20%, 5/13/25	7,570,000	7,528,388
Dell, Inc., 2.30%, 9/10/15	2,040,000	2,042,550
Dell, Inc., 3.10%, 4/1/16	820,000	822,050
Hewlett-Packard Co., 4.30%, 6/1/21	3,070,000	3,189,690
Seagate HDD Cayman, 4.75%, 6/1/23	4,270,000	4,352,859
		20,491,944
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	4,164,000	4,372,200
L Brands, Inc., 6.90%, 7/15/17	1,830,000	1,999,275
PVH Corp., 4.50%, 12/15/22	2,920,000	2,905,400
		9,276,875

Tobacco — 0.2%
Altria Group, Inc., 2.85%, 8/9/22	5,270,000	5,067,542
Philip Morris International, Inc., 4.125%, 5/17/21	3,860,000	4,163,817
Reynolds American, Inc., 4.45%, 6/12/25	4,000,000	4,077,224
		13,308,583
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,411,565
Sprint Communications, 6.00%, 12/1/16	2,210,000	2,294,256
Sprint Communications, 9.00%, 11/15/18(2)	2,320,000	2,625,683
T-Mobile USA, Inc., 6.46%, 4/28/19	3,850,000	3,975,125
Vodafone Group plc, 5.625%, 2/27/17	3,320,000	3,528,529
		16,835,158
TOTAL CORPORATE BONDS (Cost $1,652,051,132)		1,655,337,183
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 27.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.6%
FHLMC, VRN, 1.75%, 7/15/15	3,430,815	3,516,922
FHLMC, VRN, 1.84%, 7/15/15	7,434,568	7,642,343
FHLMC, VRN, 1.96%, 7/15/15	4,669,900	4,827,633
FHLMC, VRN, 1.98%, 7/15/15	5,950,932	6,136,802
FHLMC, VRN, 2.33%, 7/15/15	11,853,740	11,981,501
FHLMC, VRN, 2.40%, 7/15/15	1,991,711	2,131,373
FHLMC, VRN, 2.42%, 7/15/15	13,009,386	13,899,685
FHLMC, VRN, 2.50%, 7/15/15	1,605,097	1,712,680
FHLMC, VRN, 2.55%, 7/15/15	1,392,851	1,476,950
FHLMC, VRN, 2.87%, 7/15/15	2,023,787	2,081,415
FHLMC, VRN, 3.01%, 7/15/15	1,047,100	1,115,847
FHLMC, VRN, 3.24%, 7/15/15	2,372,053	2,531,645
FHLMC, VRN, 3.29%, 7/15/15	4,292,511	4,562,438
FHLMC, VRN, 3.56%, 7/15/15	1,813,506	1,927,971
FHLMC, VRN, 3.73%, 7/15/15	4,721,704	4,934,987
FHLMC, VRN, 3.78%, 7/15/15	2,575,003	2,691,513
FHLMC, VRN, 4.06%, 7/15/15	3,038,658	3,191,505
FHLMC, VRN, 4.20%, 7/15/15	3,336,452	3,511,325
FHLMC, VRN, 4.74%, 7/15/15	2,164,340	2,282,459
FHLMC, VRN, 5.13%, 7/15/15	750,743	799,897
FHLMC, VRN, 5.78%, 7/15/15	6,923,388	7,404,900
FHLMC, VRN, 5.93%, 7/15/15	4,893,141	5,216,639
FHLMC, VRN, 6.12%, 7/15/15	2,859,934	3,069,062
FHLMC, VRN, 2.07%, 7/15/15	10,503,199	10,679,100
FNMA, VRN, 1.89%, 7/25/15	1,523,300	1,598,841
FNMA, VRN, 1.92%, 7/25/15	14,379,129	15,122,740
FNMA, VRN, 1.94%, 7/25/15	7,230,013	7,613,247
FNMA, VRN, 1.94%, 7/25/15	12,594,319	13,261,893
FNMA, VRN, 1.94%, 7/25/15	3,836,280	4,039,626
FNMA, VRN, 1.94%, 7/25/15	9,082,535	9,563,963
FNMA, VRN, 2.31%, 7/25/15	1,933,195	2,064,327
FNMA, VRN, 2.32%, 7/25/15	837,429	892,923
FNMA, VRN, 2.71%, 7/25/15	8,651,724	8,865,357
FNMA, VRN, 3.10%, 7/25/15	2,507,274	2,641,754

FNMA, VRN, 3.36%, 7/25/15	1,734,780	1,813,114
FNMA, VRN, 3.68%, 7/25/15	3,581,290	3,756,613
FNMA, VRN, 3.92%, 7/25/15	4,751,931	5,023,949
FNMA, VRN, 5.06%, 7/25/15	3,741,537	4,021,098
FNMA, VRN, 6.05%, 7/25/15	685,235	739,080
		190,345,117
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 23.7%
FHLMC, 6.50%, 6/1/16	7,008	7,106
FHLMC, 6.50%, 6/1/16	2,726	2,772
FHLMC, 5.00%, 11/1/17	85,855	89,683
FHLMC, 4.50%, 1/1/19	17,905	18,652
FHLMC, 5.00%, 1/1/21	1,477,822	1,576,533
FHLMC, 5.00%, 4/1/21	321,968	343,459
FHLMC, 7.00%, 9/1/27	3,637	4,268
FHLMC, 6.50%, 1/1/28	5,580	6,394
FHLMC, 7.00%, 2/1/28	913	1,075
FHLMC, 6.50%, 3/1/29	34,048	39,711
FHLMC, 6.50%, 6/1/29	34,875	39,967
FHLMC, 7.00%, 8/1/29	4,241	4,817
FHLMC, 5.00%, 4/1/31	6,229,990	6,902,551
FHLMC, 5.00%, 5/1/31	7,304,337	8,098,666
FHLMC, 6.50%, 5/1/31	1,003	1,149
FHLMC, 6.50%, 5/1/31	21,398	24,524
FHLMC, 6.50%, 6/1/31	690	790
FHLMC, 6.50%, 6/1/31	104	119
FHLMC, 6.50%, 6/1/31	1,285	1,472
FHLMC, 6.50%, 6/1/31	2,798	3,205
FHLMC, 5.50%, 12/1/33	426,748	482,787
FHLMC, 6.00%, 9/1/35	6,866,522	7,862,572
FHLMC, 5.50%, 12/1/37	441,883	494,603
FHLMC, 5.50%, 1/1/38	1,019,672	1,141,326
FHLMC, 6.00%, 2/1/38	3,978,508	4,505,676
FHLMC, 5.50%, 4/1/38	1,283,211	1,436,776
FHLMC, 6.00%, 8/1/38	201,000	228,086
FHLMC, 6.50%, 7/1/47	16,904	18,770
FNMA, 3.00%, 7/14/15(5)	45,000,000	44,729,290
FNMA, 3.50%, 7/14/15(5)	145,000,000	149,154,586
FNMA, 4.00%, 7/14/15(5)	179,000,000	189,414,868
FNMA, 4.50%, 7/14/15(5)	55,000,000	59,425,781
FNMA, 5.00%, 7/14/15(5)	76,000,000	83,951,367
FNMA, 5.50%, 7/14/15(5)	37,000,000	41,553,311
FNMA, 5.50%, 12/1/16	34,742	35,516
FNMA, 5.50%, 12/1/16	4,600	4,680
FNMA, 5.00%, 6/1/18	1,027,319	1,075,978
FNMA, 4.50%, 5/1/19	361,474	377,475
FNMA, 2.625%, 9/6/24	7,760,000	7,760,535
FNMA, 6.50%, 1/1/26	24,364	27,989
FNMA, 7.00%, 12/1/27	3,966	4,280
FNMA, 6.50%, 1/1/28	4,148	4,765

FNMA, 7.50%, 4/1/28	21,043	23,878
FNMA, 7.00%, 5/1/28	20,206	21,356
FNMA, 7.00%, 6/1/28	672	737
FNMA, 6.50%, 1/1/29	4,967	5,765
FNMA, 6.50%, 4/1/29	15,145	17,399
FNMA, 7.00%, 7/1/29	5,512	6,062
FNMA, 7.50%, 7/1/29	47,471	54,393
FNMA, 7.50%, 9/1/30	11,077	13,107
FNMA, 6.625%, 11/15/30	38,000,000	53,667,552
FNMA, 5.00%, 6/1/31	5,851,202	6,486,779
FNMA, 5.00%, 7/1/31	9,514,854	10,554,219
FNMA, 7.00%, 9/1/31	59,308	64,279
FNMA, 6.50%, 1/1/32	17,855	20,506
FNMA, 6.50%, 8/1/32	80,175	92,114
FNMA, 6.50%, 8/1/32	4,416	5,073
FNMA, 5.50%, 2/1/33	4,244,432	4,779,406
FNMA, 5.00%, 6/1/33	4,609,144	5,110,398
FNMA, 5.50%, 6/1/33	228,538	258,081
FNMA, 5.50%, 7/1/33	1,515,093	1,709,006
FNMA, 5.00%, 8/1/33	697,600	771,215
FNMA, 5.50%, 8/1/33	565,256	637,704
FNMA, 5.50%, 9/1/33	736,343	840,126
FNMA, 5.00%, 11/1/33	2,853,955	3,166,601
FNMA, 6.00%, 12/1/33	2,063,115	2,353,496
FNMA, 5.50%, 1/1/34	726,592	819,941
FNMA, 5.50%, 2/1/34	2,944,838	3,347,906
FNMA, 5.00%, 3/1/34	1,651,771	1,832,859
FNMA, 4.50%, 1/1/35	11,586,313	12,578,963
FNMA, 5.00%, 4/1/35	4,135,315	4,581,464
FNMA, 5.00%, 6/1/35	3,067,222	3,402,167
FNMA, 5.00%, 7/1/35	5,773,761	6,407,389
FNMA, 5.00%, 8/1/35	189,440	209,527
FNMA, 4.50%, 9/1/35	750,093	813,776
FNMA, 5.00%, 10/1/35	1,703,398	1,884,219
FNMA, 5.50%, 12/1/35	8,490,490	9,572,004
FNMA, 5.00%, 2/1/36	1,078,933	1,193,711
FNMA, 5.50%, 4/1/36	1,161,188	1,302,744
FNMA, 5.50%, 5/1/36	2,330,034	2,620,033
FNMA, 5.50%, 7/1/36	540,878	607,545
FNMA, 5.50%, 2/1/37	308,714	346,417
FNMA, 5.50%, 5/1/37	589,266	660,965
FNMA, 6.00%, 8/1/37	823,493	940,814
FNMA, 6.50%, 8/1/37	381,972	427,478
FNMA, 6.00%, 9/1/37	3,786,497	4,300,672
FNMA, 6.00%, 11/1/37	5,373,727	6,128,110
FNMA, 5.50%, 12/1/37	2,886,129	3,237,298
FNMA, 5.50%, 2/1/38	643,850	722,191
FNMA, 5.50%, 6/1/38	1,270,493	1,439,106
FNMA, 6.00%, 9/1/38	130,581	143,772

FNMA, 6.00%, 11/1/38	106,000	116,710
FNMA, 5.50%, 12/1/38	2,695,498	3,056,882
FNMA, 5.00%, 1/1/39	1,624,864	1,808,191
FNMA, 5.50%, 1/1/39	12,994,940	14,576,095
FNMA, 4.50%, 2/1/39	2,920,813	3,161,650
FNMA, 5.00%, 2/1/39	6,022,636	6,695,927
FNMA, 4.50%, 4/1/39	4,618,283	5,066,460
FNMA, 4.50%, 5/1/39	11,444,412	12,610,801
FNMA, 6.50%, 5/1/39	3,166,016	3,637,503
FNMA, 5.00%, 8/1/39	5,823,065	6,489,300
FNMA, 4.50%, 10/1/39	18,782,306	20,560,080
FNMA, 4.00%, 10/1/40	17,764,260	18,975,890
FNMA, 4.50%, 11/1/40	16,004,980	17,444,228
FNMA, 4.00%, 8/1/41	16,892,264	18,019,176
FNMA, 4.50%, 9/1/41	10,789,532	11,703,231
FNMA, 3.50%, 10/1/41	20,873,877	21,539,355
FNMA, 5.00%, 1/1/42	10,430,142	11,531,020
FNMA, 3.50%, 6/1/42	38,297,721	39,531,161
FNMA, 3.50%, 8/1/42	3,532,427	3,646,184
FNMA, 6.50%, 8/1/47	54,477	60,867
FNMA, 6.50%, 8/1/47	99,913	111,673
FNMA, 6.50%, 9/1/47	101,871	113,896
FNMA, 6.50%, 9/1/47	7,280	8,137
FNMA, 6.50%, 9/1/47	38,246	42,756
FNMA, 6.50%, 9/1/47	55,578	62,158
FNMA, 6.50%, 9/1/47	14,843	16,588
GNMA, 3.00%, 7/20/15(5)	25,000,000	25,191,898
GNMA, 3.50%, 7/20/15(5)	64,000,000	66,302,485
GNMA, 4.00%, 7/20/15(5)	25,000,000	26,464,843
GNMA, 7.00%, 11/15/22	11,475	12,478
GNMA, 7.00%, 4/20/26	3,497	4,135
GNMA, 7.50%, 8/15/26	7,362	8,887
GNMA, 8.00%, 8/15/26	3,637	4,228
GNMA, 7.50%, 5/15/27	7,866	8,807
GNMA, 8.00%, 6/15/27	11,198	11,683
GNMA, 7.50%, 11/15/27	1,802	1,858
GNMA, 7.00%, 2/15/28	3,610	3,664
GNMA, 7.50%, 2/15/28	3,223	3,297
GNMA, 6.50%, 3/15/28	11,684	13,338
GNMA, 7.00%, 4/15/28	1,948	1,955
GNMA, 6.50%, 5/15/28	873	997
GNMA, 6.50%, 5/15/28	32,203	36,760
GNMA, 7.00%, 12/15/28	6,362	6,627
GNMA, 7.00%, 5/15/31	33,995	41,266
GNMA, 4.50%, 8/15/33	2,278,788	2,496,217
GNMA, 6.00%, 9/20/38	1,625,405	1,848,255
GNMA, 5.50%, 11/15/38	3,344,647	3,834,529
GNMA, 5.50%, 11/15/38	1,479,936	1,671,681
GNMA, 6.00%, 1/20/39	481,080	547,305

GNMA, 5.00%, 3/20/39	3,223,147	3,595,212
GNMA, 4.50%, 4/15/39	4,615,234	5,015,839
GNMA, 4.50%, 11/15/39	27,656,258	30,360,381
GNMA, 4.50%, 1/15/40	2,505,487	2,722,066
GNMA, 4.00%, 7/15/40	4,521,062	4,813,102
GNMA, 4.00%, 11/20/40	38,470,285	41,193,240
GNMA, 4.50%, 12/15/40	8,599,049	9,442,465
GNMA, 4.50%, 7/20/41	15,351,662	16,756,161
GNMA, 3.50%, 6/20/42	13,018,081	13,530,018
GNMA, 3.50%, 7/20/42	19,994,837	20,775,997
		1,268,345,846
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,440,913,436)		1,458,690,963
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 5.5%
Private Sponsor Collateralized Mortgage Obligations — 4.9%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.50%, 7/1/15	4,428,794	4,430,207
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,499,918	1,181,997
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 7/1/15	3,247,402	3,266,760
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	1,426,951	1,428,014
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 7/1/15	3,411,678	3,408,717
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	3,927,732	4,114,095
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.70%, 7/1/15	4,749,023	4,754,846
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	1,656,296	1,735,083
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.24%, 7/1/15	6,752,592	6,709,031
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.98%, 7/1/15	8,299,863	8,183,901
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.11%, 7/1/15	2,090,824	2,067,188
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	3,208,564	3,398,089
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,163,652	1,221,828
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	169,297	166,517
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	533,709	519,213
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 7/1/15	823,716	816,153
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 2.68%, 7/1/15	2,473,570	2,478,280
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 7/1/15	12,110,268	12,024,188
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.94%, 7/1/15	3,326,564	3,184,307
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.29%, 7/1/15	3,399,541	3,312,295
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.68%, 7/1/15	5,676,518	5,656,282
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.69%, 7/1/15	6,157,465	6,163,487
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.68%, 7/1/15	15,044,571	15,114,272
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.72%, 7/1/15	5,744,070	5,800,667
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	615,013	624,175
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.93%, 7/1/15	2,572,981	2,550,917
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.67%, 7/1/15	2,435,018	2,425,772
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 7/1/15	4,552,814	4,330,345
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.61%, 7/1/15	3,944,091	3,980,085
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/15(2)	3,772,720	3,727,330
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.70%, 7/1/15	2,776,525	2,851,448
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 7/25/15	4,058,843	3,999,928
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 7/1/15	5,452,436	5,367,140
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.46%, 7/1/15	2,726,218	2,747,251
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 7/1/15	1,186,076	1,181,885

Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/15	1,388,569	1,396,480
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 7/1/15(2)	2,759,907	2,823,359
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 2.52%, 7/1/15	5,816,255	5,808,468
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.45%, 7/1/15	873,975	875,389
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 7/1/15	7,954,076	7,957,441
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 7/27/15	9,377,583	9,047,633
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,239,969	1,280,694
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 7/1/15	5,912,670	5,887,547
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 7/1/15	1,123,998	1,127,414
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 2.62%, 7/1/15	3,997,366	3,990,587
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 2.74%, 7/1/15	6,899,476	6,956,983
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.73%, 7/1/15	1,094,214	1,103,197
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.72%, 7/1/15	4,410,673	4,522,151
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 7/1/15	8,196,011	8,255,391
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	2,961,936	3,115,299
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	3,123,587	3,291,889
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.66%, 7/1/15	6,070,074	6,218,785
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.65%, 7/1/15	9,412,620	9,596,755
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.65%, 7/1/15	1,947,439	1,988,427
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.65%, 7/1/15	4,431,449	4,547,245
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 4.89%, 7/1/15	1,565,486	1,553,584
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 7/1/15	710,665	721,207
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 7/1/15	4,262,673	4,276,147
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.62%, 7/1/15	1,284,014	1,293,245
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	4,926,051	5,068,859
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	4,967,675	5,172,272
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	1,999,117	2,004,812
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	2,004,137	2,084,732
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 7/1/15	1,454,105	1,348,959
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	2,196,677	2,283,794
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	2,714,153	2,808,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	2,117,030	2,192,494
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	708,633	732,701
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 7/1/15	3,134,393	3,126,322
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	3,993,641	4,222,952
		263,603,508
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLB, Series 00-1239, Class 1, 4.81%, 8/20/15	206,350	207,458
FHLMC, Series 2684, Class FP, VRN, 0.69%, 7/15/15	1,986,102	1,993,039
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	909,755	990,791
FHLMC, Series 3397, Class GF, VRN, 0.69%, 7/15/15	2,055,267	2,076,689
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	3,309	3,601
FNMA, Series 2006-43, Class FM, VRN, 0.49%, 7/25/15	2,254,398	2,261,105
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 7/25/15	4,651,044	4,683,090
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	14,174,109	14,181,699
GNMA, Series 2007-5, Class FA, VRN, 0.33%, 7/20/15	4,269,711	4,257,762
		30,655,234
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $292,493,076)		294,258,742

COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.6%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/15	4,550,000	4,598,985
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	13,550,000	13,422,122
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.99%, 7/15/15(2)	11,275,000	11,253,391
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, VRN, 3.49%, 7/1/15(2)	12,500,000	12,311,869
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	14,000,000	13,966,435
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.14%, 7/15/15(2)	18,950,000	18,950,966
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.99%, 7/15/15(2)	11,015,000	11,010,594
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	9,966,000	10,787,702
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 7/1/15	10,025,000	10,532,641
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/15	2,000,000	2,095,888
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	13,475,000	14,131,313
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.35%, 7/1/15(2)	8,500,000	8,275,880
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	13,625,000	13,600,230
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.84%, 9/10/47	5,295,000	5,516,800
Core Industrial Trust, Series 2015-WEST, Class A, 3.29%, 2/10/37(2)	19,600,000	19,332,166
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	9,000,000	9,026,145
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/15(2)	17,600,000	17,741,345
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/15	6,685,000	6,929,457
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	7,225,000	7,831,149
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.09%, 7/15/15(2)	12,925,000	12,870,696
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	1,414,827	1,431,190
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/15	8,379,701	8,384,938
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/15(2)	10,960,000	11,003,632
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $245,432,582)		245,005,534
ASSET-BACKED SECURITIES(4) — 3.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(2)	9,815,000	9,922,371
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(2)	3,141,667	3,145,641
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	11,350,000	11,620,323
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21	12,275,000	12,248,529
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.55%, 7/15/15	10,900,000	10,904,066
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.44%, 7/15/15	12,000,000	11,930,832
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 7/7/15(2)	12,258,163	12,224,208
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	5,791,014	5,788,750
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	5,009,188	5,005,975
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(2)	20,544,881	20,550,983
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.36%, 7/15/15	8,228,603	8,220,860
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.74%, 7/10/15(2)	7,173,623	7,176,718
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.59%, 7/10/15(2)	7,731,994	7,723,729
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	3,550,860	3,572,329
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	10,274,841	10,197,507
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	7,785,532	7,785,711
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	9,575,000	9,583,799
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(2)	7,654,374	7,679,404
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	11,791,774	11,776,197
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	10,103,596	10,113,896
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	3,072,597	3,087,960

Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)		10,200,000	10,210,567
TOTAL ASSET-BACKED SECURITIES (Cost $200,790,023)			200,470,355
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.7%
Brazil — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19		$1,860,000	2,069,250
Brazilian Government International Bond, 4.875%, 1/22/21		1,780,000	1,864,550
Brazilian Government International Bond, 2.625%, 1/5/23		3,660,000	3,248,250
Brazilian Government International Bond, 4.25%, 1/7/25		1,320,000	1,275,450
			8,457,500
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		2,580,000	2,699,970
Chile Government International Bond, 3.625%, 10/30/42		1,500,000	1,351,875
			4,051,845
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		5,510,000	5,777,235
Colombia Government International Bond, 6.125%, 1/18/41		1,200,000	1,308,000
			7,085,235
Italy†
Italy Government International Bond, 6.875%, 9/27/23		1,920,000	2,399,950
Mexico — 0.4%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		7,100,000	7,980,400
Mexico Government International Bond, 5.125%, 1/15/20		3,290,000	3,637,095
Mexico Government International Bond, 6.05%, 1/11/40		1,480,000	1,690,900
Mexico Government International Bond, MTN, 4.75%, 3/8/44		6,350,000	6,096,000
			19,404,395
Norway — 1.2%
Norway Government Bond, 3.75%, 5/25/21(2)	NOK	453,000,000	65,514,920
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$680,000	850,000
Peruvian Government International Bond, 5.625%, 11/18/50		2,640,000	2,956,800
			3,806,800
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		4,170,000	4,519,446
Philippine Government International Bond, 6.375%, 10/23/34		2,840,000	3,773,650
			8,293,096
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		2,400,000	2,668,560
Poland Government International Bond, 3.00%, 3/17/23		1,290,000	1,269,747
			3,938,307
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		1,500,000	1,541,250
South Korea — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		3,690,000	3,816,239
Korea Development Bank (The), 3.25%, 3/9/16		3,480,000	3,531,702
Korea Development Bank (The), 4.00%, 9/9/16		2,470,000	2,552,127
			9,900,068
Spain — 1.0%
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	53,110,000	55,762,688

Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23	$6,270,000	5,854,613
Turkey Government International Bond, 4.25%, 4/14/26	1,310,000	1,254,901
Turkey Government International Bond, 4.875%, 4/16/43	1,160,000	1,059,904
		8,169,418
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	1,630,000	1,397,725
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $213,361,172)		199,723,197
MUNICIPAL SECURITIES — 1.2%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	2,659,000	3,430,828
California GO, (Building Bonds), 6.65%, 3/1/22	1,660,000	2,008,052
California GO, (Building Bonds), 7.55%, 4/1/39	1,325,000	1,920,892
California GO, (Building Bonds), 7.30%, 10/1/39	2,230,000	3,105,386
California GO, (Building Bonds), 7.60%, 11/1/40	1,055,000	1,567,466
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	5,602,000	5,217,927
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	1,665,000	1,800,548
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	1,600,000	2,219,392
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	620,000	732,846
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27	1,000,000	1,203,460
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	795,000	943,124
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	2,235,000	2,895,331
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	1,470,000	1,925,024
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	2,050,000	2,393,068
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	680,000	946,703
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	1,000,000	1,346,750
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	2,830,000	3,163,374
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,738,733
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	1,385,000	1,586,116
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,000,000	2,108,060
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	1,000,000	960,790
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	3,695,000	4,276,002
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	2,865,101
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,620,000	2,904,689
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	1,700,000	2,129,165
San Diego County Regional Airport Authority Rev., Series 2014 B, (Taxable Senior Consol Rental Car), 5.59%, 7/1/43	1,315,000	1,417,886
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	2,375,000	2,835,940
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	1,135,000	1,529,503
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	2,990,000	3,568,475
TOTAL MUNICIPAL SECURITIES (Cost $55,303,650)		64,740,631
TEMPORARY CASH INVESTMENTS — 4.0%
Credit Agricole Corporate and Investment Bank, 0.06%, 7/1/15(6)	141,412,000	141,411,991
Crown Point Capital Co., 0.12%, 7/1/15(2)(6)	27,663,000	27,662,883
Lexington Parker Capital, 0.12%, 7/1/15(2)(6)	45,339,000	45,338,809
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $20,243), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $19,839)		19,839

SSgA U.S. Government Money Market Fund, Class N	99,006	99,006
TOTAL TEMPORARY CASH INVESTMENTS (Cost $214,532,844)		214,532,528
TOTAL INVESTMENT SECURITIES — 114.1% (Cost $6,081,559,814)		6,104,902,519
OTHER ASSETS AND LIABILITIES(7) — (14.1)%		(753,805,153)
TOTAL NET ASSETS — 100.0%		$5,351,097,366

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,840,000	USD	2,058,408	HSBC Holdings plc	9/16/15	(4,907)
USD	56,129,550	EUR	50,120,458	JPMorgan Chase Bank N.A.	9/16/15	193,473
USD	92,715,721	EUR	81,815,882	UBS AG	9/16/15	1,406,509
GBP	320,000	USD	502,768	HSBC Holdings plc	9/16/15	(243)
USD	34,187,073	GBP	22,235,972	Deutsche Bank	9/16/15	(732,117)
NOK	4,074,772	USD	520,000	HSBC Holdings plc	9/16/15	(1,202)
USD	65,932,029	NOK	510,271,574	Deutsche Bank	9/16/15	964,564
SEK	8,666,639	USD	1,057,397	JPMorgan Chase Bank N.A.	9/16/15	(10,293)
						1,815,784

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread***(%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America Investment Grade 24 Index	80,000,000	Sell	1.00	6/20/20	0.70	(338,411)	1,141,658

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements and/or forward commitments. At the period end, the aggregate value of securities pledged was $5,678,079.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $606,393,410, which represented 11.3% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,772,143,386	—
Corporate Bonds	—	1,655,337,183	—
U.S. Government Agency Mortgage-Backed Securities	—	1,458,690,963	—
Collateralized Mortgage Obligations	—	294,258,742	—
Commercial Mortgage-Backed Securities	—	245,005,534	—
Asset-Backed Securities	—	200,470,355	—
Sovereign Governments and Agencies	—	199,723,197	—
Municipal Securities	—	64,740,631	—
Temporary Cash Investments	99,006	214,433,522	—
	99,006	6,104,803,513	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,564,546	—

Liabilities
Other Financial Instruments
Swap Agreements	—	(338,411)	—
Forward Foreign Currency Exchange Contracts	—	(748,762)	—
	—	(1,087,173)	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,081,965,189
Gross tax appreciation of investments	$101,796,389
Gross tax depreciation of investments	(78,859,059)
Net tax appreciation (depreciation) of investments	$22,937,330

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2015

High-Yield - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 94.2%
Aerospace and Defense — 1.1%
Bombardier, Inc., 7.50%, 3/15/18(1)	900,000	945,000
Bombardier, Inc., 5.50%, 9/15/18(1)	1,415,000	1,407,925
Bombardier, Inc., 5.75%, 3/15/22(1)	1,500,000	1,342,500
Bombardier, Inc., 6.00%, 10/15/22(1)	415,000	370,388
Bombardier, Inc., 7.50%, 3/15/25(1)	1,100,000	1,003,750
KLX, Inc., 5.875%, 12/1/22(1)	845,000	857,582
TransDigm, Inc., 5.50%, 10/15/20	990,000	988,762
TransDigm, Inc., 6.00%, 7/15/22	1,650,000	1,637,625
		8,553,532
Air Freight and Logistics — 0.1%
XPO Logistics, Inc., 6.50%, 6/15/22(1)	860,000	843,875
Airlines — 0.2%
American Airlines Group, Inc., 4.625%, 3/1/20(1)	1,350,000	1,309,500
United Continental Holdings, Inc., 6.375%, 6/1/18	250,000	261,250
		1,570,750
Auto Components — 0.8%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	500,000	527,500
Dana Holding Corp., 6.75%, 2/15/21	975,000	1,024,969
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,584,125
Schaeffler Finance BV, 4.25%, 5/15/21(1)	1,200,000	1,176,000
Schaeffler Finance BV, 4.75%, 5/15/21(1)	225,000	227,250
UCI International, Inc., 8.625%, 2/15/19	1,250,000	1,118,750
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	1,250,000	1,217,187
		6,875,781
Automobiles — 0.8%
Ally Financial, Inc., 4.125%, 2/13/22	2,000,000	1,925,000
Ally Financial, Inc., 4.625%, 3/30/25	290,000	277,820
FCA US LLC / CG Co-Issuer, Inc., 8.25%, 6/15/21	200,000	218,500
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20(1)	3,260,000	3,251,850
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)	1,000,000	985,000
		6,658,170
Banks — 2.3%
Akbank TAS, 3.875%, 10/24/17	920,000	933,800
Banco Bradesco SA, 4.50%, 1/12/17	920,000	959,330
Banco do Brasil SA, 3.875%, 1/23/17	920,000	947,600
Barclays Bank plc, 7.625%, 11/21/22	1,000,000	1,140,675
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	920,000	934,950
CGG SA, 6.50%, 6/1/21	640,000	534,400
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	920,000	956,835
Corpbanca SA, 3.125%, 1/15/18	920,000	924,145
Grupo Aval Ltd., 5.25%, 2/1/17	920,000	955,604
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	920,000	968,959
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	2,800,000	2,721,502
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,750,000	3,088,594
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	3,600,000	3,864,600
		18,930,994

Building Products — 0.2%
Masco Corp., 5.95%, 3/15/22	1,200,000	1,353,000
USG Corp., 7.875%, 3/30/20(1)	250,000	268,750
		1,621,750
Capital Markets — 0.8%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	920,000	950,444
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,500,000	3,128,125
E*TRADE Financial Corp., 5.375%, 11/15/22	1,000,000	1,027,500
E*TRADE Financial Corp., 4.625%, 9/15/23	1,120,000	1,103,200
		6,209,269
Chemicals — 1.1%
Ashland, Inc., 4.75%, 8/15/22	2,500,000	2,462,500
Chemours Co. (The), 6.625%, 5/15/23(1)	1,250,000	1,214,062
Hexion, Inc., 8.875%, 2/1/18	1,450,000	1,315,875
Hexion, Inc., 6.625%, 4/15/20	1,450,000	1,337,625
Huntsman International LLC, 8.625%, 3/15/21	298,000	314,366
INEOS Group Holdings SA, 6.125%, 8/15/18(1)	125,000	128,125
Tronox Finance LLC, 6.375%, 8/15/20	925,000	862,563
WR Grace & Co-Conn, 5.125%, 10/1/21(1)	1,100,000	1,111,000
		8,746,116
Commercial Services and Supplies — 1.2%
ACCO Brands Corp., 6.75%, 4/30/20	450,000	475,875
ADT Corp. (The), 6.25%, 10/15/21	2,000,000	2,110,000
Clean Harbors, Inc., 5.25%, 8/1/20	1,100,000	1,122,000
Covanta Holding Corp., 5.875%, 3/1/24	1,600,000	1,604,000
Envision Healthcare Corp., 5.125%, 7/1/22(1)	2,260,000	2,282,600
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	226,875
Iron Mountain, Inc., 8.375%, 8/15/21	71,000	73,485
Iron Mountain, Inc., 5.75%, 8/15/24	1,500,000	1,506,563
		9,401,398
Communications Equipment — 1.4%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,690,000	2,854,762
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	1,001,000	1,037,286
Avaya, Inc., 7.00%, 4/1/19(1)	2,775,000	2,726,438
CommScope, Inc., 5.50%, 6/15/24(1)	863,000	842,504
Crown Castle International Corp., 5.25%, 1/15/23	3,000,000	3,033,000
Nokia Oyj, 5.375%, 5/15/19	700,000	742,910
		11,236,900
Construction and Engineering — 0.3%
SBA Communications Corp., 5.625%, 10/1/19	1,000,000	1,043,750
SBA Communications Corp., 4.875%, 7/15/22	1,500,000	1,466,250
		2,510,000
Construction Materials — 1.2%
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	950,000	793,250
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	1,000,000	1,040,000
Building Materials Corp. of America, 6.75%, 5/1/21(1)	1,060,000	1,109,025
Interline Brands, Inc., PIK, 10.00%, 11/15/18	859,000	899,802
Louisiana-Pacific Corp., 7.50%, 6/1/20	400,000	430,000
Nortek, Inc., 8.50%, 4/15/21	1,500,000	1,608,750
Ply Gem Industries, Inc., 6.50%, 2/1/22	775,000	768,219
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	539,000	589,531
USG Corp., 5.875%, 11/1/21(1)	1,100,000	1,155,000
USG Corp., 5.50%, 3/1/25(1)	1,015,000	1,015,000
		9,408,577

Consumer Finance — 2.9%
CIT Group, Inc., 4.25%, 8/15/17	3,500,000	3,561,250
CIT Group, Inc., 5.50%, 2/15/19(1)	1,500,000	1,567,500
CIT Group, Inc., 3.875%, 2/19/19	1,500,000	1,492,500
CIT Group, Inc., 5.00%, 8/15/22	2,190,000	2,173,575
CIT Group, Inc., 5.00%, 8/1/23	1,250,000	1,234,375
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	1,080,000	1,104,300
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	850,000	877,625
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	500,000	446,875
Navient Corp., 5.00%, 10/26/20	825,000	822,937
Navient Corp., 5.50%, 1/25/23	5,250,000	5,000,625
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(1)	1,000,000	1,045,000
Springleaf Finance Corp., 7.75%, 10/1/21	200,000	217,750
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	2,250,000	2,390,625
TransUnion, PIK, 9.625%, 6/15/18	1,000,000	1,004,050
Wolverine World Wide, Inc., 6.125%, 10/15/20	250,000	266,250
		23,205,237
Containers and Packaging — 2.5%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,019,437
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 9.125%, 10/15/20(1)	1,200,000	1,266,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	2,000,000	2,055,000
Ball Corp., 5.00%, 3/15/22	1,450,000	1,460,875
Ball Corp., 4.00%, 11/15/23	920,000	857,900
Ball Corp., 5.25%, 7/1/25	420,000	417,375
Berry Plastics Corp., 5.50%, 5/15/22	1,580,000	1,589,875
Berry Plastics Corp., 5.125%, 7/15/23	800,000	782,000
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17(1)	1,200,000	1,204,500
BWAY Holding Co., 9.125%, 8/15/21(1)	840,000	869,400
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,600,000	1,519,008
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	1,450,000	1,525,219
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,500,000	1,541,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	1,100,000	1,152,250
Sealed Air Corp., 5.125%, 12/1/24(1)	1,950,000	1,930,500
		20,190,589
Diversified Consumer Services — 0.3%
Laureate Education, Inc., 10.00%, 9/1/19(1)	750,000	702,188
Service Corp. International / US, 5.375%, 1/15/22	1,000,000	1,055,000
Service Corp. International / US, 5.375%, 5/15/24	500,000	525,000
		2,282,188
Diversified Financial Services — 2.8%
Ally Financial, Inc., 5.50%, 2/15/17	2,500,000	2,612,500
Ally Financial, Inc., 6.25%, 12/1/17	2,150,000	2,300,500
Ally Financial, Inc., 4.75%, 9/10/18	1,200,000	1,240,500
Ally Financial, Inc., 3.50%, 1/27/19	2,000,000	1,990,000
Ally Financial, Inc., 8.00%, 3/15/20	1,607,000	1,896,260
Ally Financial, Inc., 8.00%, 11/1/31	750,000	900,937
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	1,250,000	1,310,156
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)	750,000	790,313
DFC Finance Corp., 10.50%, 6/15/20(1)	650,000	495,625
HUB International Ltd., 7.875%, 10/1/21(1)	1,000,000	1,022,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,080,000	1,119,150
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	1,460,000	1,491,025
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	845,000	834,438

Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21	910,000	850,850
Serta Simmons Holdings LLC, 8.125%, 10/1/20(1)	2,300,000	2,438,000
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	1,000,000	1,028,750
		22,321,504
Diversified Telecommunication Services — 5.4%
CenturyLink, Inc., 5.625%, 4/1/20	4,300,000	4,396,750
CenturyLink, Inc., 7.65%, 3/15/42	1,250,000	1,137,500
Frontier Communications Corp., 7.125%, 3/15/19	2,275,000	2,360,312
Frontier Communications Corp., 8.50%, 4/15/20	1,020,000	1,068,960
Frontier Communications Corp., 7.125%, 1/15/23	2,050,000	1,829,625
Frontier Communications Corp., 6.875%, 1/15/25	1,620,000	1,360,800
Hughes Satellite Systems Corp., 6.50%, 6/15/19	900,000	979,875
Inmarsat Finance plc, 4.875%, 5/15/22(1)	630,000	609,525
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	3,360,000	3,423,000
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,440,000	2,421,700
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	1,000,000	921,250
Intelsat Luxembourg SA, 7.75%, 6/1/21	1,500,000	1,258,125
Intelsat Luxembourg SA, 8.125%, 6/1/23	650,000	536,250
Level 3 Financing, Inc., 7.00%, 6/1/20	1,000,000	1,063,750
Level 3 Financing, Inc., 8.625%, 7/15/20	2,000,000	2,142,400
Level 3 Financing, Inc., 5.375%, 8/15/22	470,000	476,462
Level 3 Financing, Inc., 5.375%, 5/1/25(1)	660,000	636,900
Softbank Corp., 4.50%, 4/15/20(1)	1,500,000	1,509,375
Sprint Capital Corp., 6.90%, 5/1/19	2,600,000	2,658,500
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	975,000
Telecom Italia Capital SA, 7.00%, 6/4/18	2,200,000	2,430,890
Telecom Italia Capital SA, 6.375%, 11/15/33	3,590,000	3,697,700
Telecom Italia Capital SA, 7.72%, 6/4/38	1,000,000	1,130,000
Virgin Media Finance plc, 5.75%, 1/15/25(1)	2,200,000	2,205,500
Windstream Services LLC, 7.875%, 11/1/17	250,000	266,563
Windstream Services LLC, 7.75%, 10/15/20	1,200,000	1,179,000
Windstream Services LLC, 6.375%, 8/1/23	1,250,000	1,031,875
		43,707,587
Electric Utilities — 0.3%
AES Corp. (The), 4.875%, 5/15/23	2,250,000	2,126,250
Electronic Equipment, Instruments and Components — 0.3%
Sanmina Corp., 4.375%, 6/1/19(1)	2,460,000	2,460,000
Energy Equipment and Services — 1.9%
Basic Energy Services, Inc., 7.75%, 2/15/19	550,000	460,625
FTS International, Inc., 6.25%, 5/1/22	1,620,000	1,198,800
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	1,500,000	1,297,500
Offshore Group Investment Ltd., 7.125%, 4/1/23	1,250,000	768,750
Pacific Drilling SA, 5.375%, 6/1/20(1)	1,325,000	1,010,313
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)	125,000	108,125
Paragon Offshore plc, 7.25%, 8/15/24(1)	1,100,000	363,000
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,125,000	1,067,344
Precision Drilling Corp., 6.50%, 12/15/21	1,300,000	1,267,500
Precision Drilling Corp., 5.25%, 11/15/24	1,350,000	1,181,250
SESI LLC, 6.375%, 5/1/19	750,000	766,500
Transocean, Inc., 3.00%, 10/15/17	1,265,000	1,230,212
Transocean, Inc., 6.00%, 3/15/18	850,000	866,737
Transocean, Inc., 6.50%, 11/15/20	2,195,000	2,038,606
Transocean, Inc., 6.875%, 12/15/21	1,725,000	1,563,281
		15,188,543

Financial Services — 0.3%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	2,605,000	2,735,250
Food and Staples Retailing — 1.0%
Albertsons Holdings LLC / Saturn Acquisition Merger Sub, Inc., 7.75%, 10/15/22(1)	272,000	290,020
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)	450,000	456,750
Family Tree Escrow LLC, 5.25%, 3/1/20(1)	500,000	525,625
Family Tree Escrow LLC, 5.75%, 3/1/23(1)	1,975,000	2,073,750
Rite Aid Corp., 6.75%, 6/15/21	1,000,000	1,052,500
Rite Aid Corp., 6.125%, 4/1/23(1)	1,975,000	2,041,656
SUPERVALU, Inc., 6.75%, 6/1/21	1,020,000	1,035,300
Tesco plc, 6.15%, 11/15/37(1)	830,000	806,670
		8,282,271
Food Products — 1.5%
Aramark Services, Inc., 5.75%, 3/15/20	700,000	732,113
JBS Investments GmbH, 7.25%, 4/3/24(1)	350,000	363,125
JBS USA LLC / JBS USA Finance, Inc., 8.25%, 2/1/20(1)	950,000	1,011,750
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	794,063
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	840,000	833,700
Kraft Heinz Food Co., 4.875%, 2/15/25(1)	1,619,000	1,766,734
NBTY, Inc., 9.00%, 10/1/18	850,000	880,812
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	2,125,000	2,151,562
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	1,150,000	1,135,625
Post Holdings, Inc., 7.375%, 2/15/22	1,750,000	1,787,187
Smithfield Foods, Inc., 6.625%, 8/15/22	1,000,000	1,071,250
		12,527,921
Gas Utilities — 3.2%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	850,000	884,000
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23(1)	510,000	531,675
Energy Transfer Equity LP, 5.875%, 1/15/24	1,130,000	1,177,460
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	1,500,000	1,462,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 5.50%, 2/15/23	500,000	517,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	885,000	869,512
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	1,300,000	1,274,000
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	772,500
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	500,000	508,750
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	1,350,000	1,380,780
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	1,500,000	1,455,000
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	3,630,000	3,729,825
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,000,000	1,025,000
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	1,000,000	1,040,000
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	2,610,000	2,614,072
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25(1)	1,245,000	1,237,219
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(1)	950,000	976,125
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	562,000	587,290
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	2,436,000	2,265,480
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	1,000,000	1,042,500
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	950,000	988,000
		26,339,188
Health Care Equipment and Supplies — 1.5%
Alere, Inc., 6.50%, 6/15/20	1,250,000	1,300,000
Alere, Inc., 6.375%, 7/1/23(1)	1,910,000	1,948,200
Crimson Merger Sub, Inc., 6.625%, 5/15/22(1)	625,000	553,125
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(1)	850,000	877,625

Hospira, Inc., 5.60%, 9/15/40	300,000	339,751
Kindred Healthcare, Inc., 8.75%, 1/15/23(1)	175,000	190,750
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	2,402,000	2,570,188
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	900,000	974,250
Mallinckrodt International Finance SA, 4.75%, 4/15/23	2,240,000	2,100,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	1,150,000	1,177,312
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(1)	525,000	511,219
		12,542,420
Health Care Providers and Services — 6.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	1,650,000	1,641,750
Acadia Healthcare Co., Inc., 5.625%, 2/15/23(1)	1,050,000	1,068,375
Amsurg Corp., 5.625%, 7/15/22	2,000,000	2,025,000
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,584,375
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	700,000	743,400
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	500,000	510,625
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	1,000,000	1,058,750
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,350,000	1,436,063
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	2,407,000	2,370,895
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	850,000	820,250
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,444,500
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(1)	1,050,000	1,044,750
HCA, Inc., 4.25%, 10/15/19	500,000	512,500
HCA, Inc., 6.50%, 2/15/20	1,230,000	1,377,600
HCA, Inc., 7.50%, 2/15/22	2,250,000	2,587,500
HCA, Inc., 5.875%, 3/15/22	500,000	545,000
HCA, Inc., 4.75%, 5/1/23	2,000,000	2,030,000
HCA, Inc., 5.375%, 2/1/25	2,000,000	2,025,000
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,736,000
HealthSouth Corp., 5.75%, 11/1/24	990,000	1,017,225
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	2,950,000	3,060,625
Kindred Healthcare, Inc., 8.00%, 1/15/20(1)	1,795,000	1,925,137
Kindred Healthcare, Inc., 6.375%, 4/15/22	720,000	721,800
LifePoint Health, Inc., 5.50%, 12/1/21	2,200,000	2,277,000
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	2,010,000	2,017,537
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,670,000
Tenet Healthcare Corp., 6.00%, 10/1/20	2,100,000	2,244,375
Tenet Healthcare Corp., 4.50%, 4/1/21	990,000	983,813
Tenet Healthcare Corp., 8.125%, 4/1/22	3,865,000	4,241,837
Tenet Healthcare Corp., 6.75%, 6/15/23(1)	2,720,000	2,779,500
Universal Health Services, Inc., 4.75%, 8/1/22(1)	1,300,000	1,341,438
		51,842,620
Hotels, Restaurants and Leisure — 4.0%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(1)	3,085,000	3,177,550
Affinity Gaming LLC / Affinity Gaming Finance Corp., 9.00%, 5/15/18	1,000,000	1,000,000
Boyd Gaming Corp., 6.875%, 5/15/23	1,298,000	1,336,940
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	1,250,000	1,181,250
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	1,500,000	1,263,750
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 5/1/22(1)	250,000	188,750
CEC Entertainment, Inc., 8.00%, 2/15/22	250,000	249,375
Felcor Lodging LP, 5.625%, 3/1/23	775,000	800,188
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(1)	750,000	780,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	2,880,000	3,005,856
International Game Technology plc, 6.25%, 2/15/22(1)	1,250,000	1,200,000

International Game Technology plc, 6.50%, 2/15/25(1)	1,000,000	930,000
MGM Resorts International, 8.625%, 2/1/19	750,000	851,250
MGM Resorts International, 5.25%, 3/31/20	1,800,000	1,822,500
MGM Resorts International, 7.75%, 3/15/22	250,000	276,250
MGM Resorts International, 6.00%, 3/15/23	1,800,000	1,827,000
Pinnacle Entertainment, 7.50%, 4/15/21	1,800,000	1,914,750
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,300,000	1,351,099
Scientific Games International, Inc., 6.25%, 9/1/20	455,000	356,038
Scientific Games International, Inc., 7.00%, 1/1/22(1)	875,000	907,812
Scientific Games International, Inc., 10.00%, 12/1/22	1,755,000	1,699,059
Station Casinos LLC, 7.50%, 3/1/21	4,060,000	4,364,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	1,000,000	957,500
Wynn Macau Ltd., 5.25%, 10/15/21(1)	1,325,000	1,258,750
		32,700,167
Household Durables — 2.4%
Beazer Homes USA, Inc., 8.125%, 6/15/16	750,000	789,375
Beazer Homes USA, Inc., 7.25%, 2/1/23	209,000	203,775
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	750,000	742,500
Century Communities, Inc., 6.875%, 5/15/22	370,000	365,375
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	5,150,000	4,686,500
KB Home, 4.75%, 5/15/19	500,000	498,750
KB Home, 8.00%, 3/15/20	500,000	552,500
Meritage Homes Corp., 7.00%, 4/1/22	750,000	804,375
Ryland Group, Inc. (The), 5.375%, 10/1/22	500,000	507,500
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(1)	1,275,000	1,297,312
Standard Pacific Corp., 8.375%, 5/15/18	1,350,000	1,545,750
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(1)	2,000,000	1,935,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	758,200
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	1,600,000	1,576,000
WCI Communities, Inc., 6.875%, 8/15/21	2,000,000	2,075,000
William Lyon Homes, Inc., 8.50%, 11/15/20	1,000,000	1,085,000
		19,422,912
Household Products — 0.8%
American Achievement Corp., 10.875%, 4/15/16(1)	1,000,000	946,250
Energizer SpinCo, Inc., 5.50%, 6/15/25(1)	845,000	836,550
Spectrum Brands, Inc., 6.375%, 11/15/20	1,560,000	1,657,500
Spectrum Brands, Inc., 6.625%, 11/15/22	1,680,000	1,797,600
Spectrum Brands, Inc., 5.75%, 7/15/25(1)	1,170,000	1,193,400
		6,431,300
Industrial Conglomerates — 0.9%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(1)	1,100,000	849,750
HD Supply, Inc., 7.50%, 7/15/20	2,300,000	2,443,750
HD Supply, Inc., 5.25%, 12/15/21(1)	880,000	895,400
Jack Cooper Holdings Corp., 10.25%, 6/1/20(1)	550,000	515,625
JCH Parent, Inc., PIK, 10.50%, 3/15/19(1)	528,125	400,055
Milacron LLC / Mcron Finance Corp., 7.75%, 2/15/21(1)	100,000	103,500
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	2,270,000	2,213,250
		7,421,330
Insurance — 1.8%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19(1)	1,000,000	991,250
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21(1)	2,850,000	2,871,375
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22	455,000	456,138
Genworth Financial, Inc., 7.625%, 9/24/21	660,000	696,300

Genworth Financial, Inc., VRN, 6.15%, 11/15/16	1,400,000	857,500
International Lease Finance Corp., 8.75%, 3/15/17	2,200,000	2,412,542
International Lease Finance Corp., 6.25%, 5/15/19	1,250,000	1,354,687
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,466,000
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)	500,000	554,882
USI Inc. / NY, 7.75%, 1/15/21(1)	500,000	509,375
Voya Financial, Inc., VRN, 5.65%, 5/15/23	1,250,000	1,281,250
		14,451,299
Internet Software and Services — 0.9%
Equinix, Inc., 4.875%, 4/1/20	750,000	761,250
Equinix, Inc., 5.375%, 4/1/23	845,000	849,225
IAC / InterActiveCorp, 4.75%, 12/15/22	1,000,000	983,750
Netflix, Inc., 5.375%, 2/1/21	500,000	521,250
Netflix, Inc., 5.75%, 3/1/24	2,000,000	2,065,000
Netflix, Inc., 5.875%, 2/15/25(1)	1,000,000	1,040,110
VeriSign, Inc., 4.625%, 5/1/23	500,000	481,250
VeriSign, Inc., 5.25%, 4/1/25(1)	250,000	250,000
		6,951,835
IT Services — 1.7%
Audatex North America, Inc., 6.00%, 6/15/21(1)	1,340,000	1,381,875
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	855,000	842,175
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	1,045,000	1,037,163
First Data Corp., 7.375%, 6/15/19(1)	611,000	636,662
First Data Corp., 8.875%, 8/15/20(1)	1,000,000	1,053,750
First Data Corp., 8.25%, 1/15/21(1)	5,599,000	5,920,942
First Data Corp., 12.625%, 1/15/21	349,000	403,968
First Data Corp., 11.75%, 8/15/21	2,215,000	2,497,412
j2 Global, Inc., 8.00%, 8/1/20	200,000	217,000
		13,990,947
Machinery — 0.5%
Case New Holand, Inc., 7.875%, 12/1/17	1,000,000	1,100,000
CNH Industrial Capital LLC, 3.375%, 7/15/19	500,000	487,500
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	950,000	1,011,750
Navistar International Corp., 8.25%, 11/1/21	1,024,000	977,920
Terex Corp., 6.50%, 4/1/20	500,000	526,250
Terex Corp., 6.00%, 5/15/21	250,000	252,500
		4,355,920
Marine — 0.6%
DP World Sukuk Ltd., 6.25%, 7/2/17	920,000	991,019
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	3,640,000	3,594,500
Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc., 8.125%, 2/15/19	500,000	394,375
		4,979,894
Media — 10.2%
Altice Financing SA, 6.50%, 1/15/22(1)	1,325,000	1,328,312
Altice Financing SA, 6.625%, 2/15/23(1)	3,220,000	3,204,866
Altice Finco SA, 7.625%, 2/15/25(1)	1,300,000	1,251,250
Altice SA, 7.75%, 5/15/22(1)	1,845,000	1,789,650
Altice SA, 7.625%, 2/15/25(1)	1,500,000	1,413,750
AMC Entertainment, Inc., 5.875%, 2/15/22	500,000	510,000
AMC Entertainment, Inc., 5.75%, 6/15/25(1)	420,000	411,600
AMC Networks, Inc., 7.75%, 7/15/21	200,000	217,000
Cablevision Systems Corp., 5.875%, 9/15/22	1,500,000	1,458,750
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20	1,500,000	1,588,125

CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	2,900,000	2,863,750
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(1)	2,660,000	2,596,825
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	750,000	683,906
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	597,000
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,750,000	2,873,438
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	1,000,000	1,040,275
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	580,000
CSC Holdings LLC, 7.625%, 7/15/18	1,200,000	1,317,000
CSC Holdings LLC, 6.75%, 11/15/21	1,200,000	1,269,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	675,000	621,844
DISH DBS Corp., 4.625%, 7/15/17	1,500,000	1,548,750
DISH DBS Corp., 6.75%, 6/1/21	2,950,000	3,082,750
DISH DBS Corp., 5.00%, 3/15/23	1,680,000	1,562,400
DISH DBS Corp., 5.875%, 11/15/24	1,500,000	1,444,687
Gray Television, Inc., 7.50%, 10/1/20	1,000,000	1,063,750
iHeartCommunications, Inc., 9.00%, 3/1/21	1,750,000	1,601,250
iHeartCommunications, Inc., 10.625%, 3/15/23(1)	500,000	475,000
iHeartCommunications, Inc., PIK, 14.00%, 2/1/21	1,270,494	906,815
Lamar Media Corp., 5.875%, 2/1/22	1,450,000	1,508,000
Lamar Media Corp., 5.00%, 5/1/23	1,400,000	1,393,000
Lamar Media Corp., 5.375%, 1/15/24	500,000	509,375
McClatchy Co. (The), 9.00%, 12/15/22	450,000	430,313
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21	250,000	276,250
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	500,000	525,625
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	1,028,000	1,026,715
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	800,000	789,000
Numericable-SFR SAS, 6.00%, 5/15/22(1)	4,340,000	4,288,462
Regal Entertainment Group, 5.75%, 3/15/22	1,250,000	1,268,687
RR Donnelley & Sons Co., 7.25%, 5/15/18	264,000	294,360
RR Donnelley & Sons Co., 6.00%, 4/1/24	1,500,000	1,513,125
Sable International Finance Ltd., 8.75%, 2/1/20(1)	1,450,000	1,558,750
SBA Telecommunications, Inc., 5.75%, 7/15/20	250,000	260,313
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	1,011,250
Sinclair Television Group, Inc., 6.125%, 10/1/22	250,000	258,125
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	1,250,000	1,226,563
Sirius XM Radio, Inc., 4.25%, 5/15/20(1)	1,000,000	997,500
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	750,000	770,625
Sirius XM Radio, Inc., 5.75%, 8/1/21(1)	1,000,000	1,031,250
Sirius XM Radio, Inc., 5.25%, 8/15/22(1)	400,000	419,500
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	1,000,000	1,012,500
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	1,250,000	1,212,500
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500,000	507,500
TEGNA, Inc., 5.125%, 7/15/20	1,000,000	1,028,750
TEGNA, Inc., 5.50%, 9/15/24(1)	1,500,000	1,488,750
Unitymedia GmbH, 6.125%, 1/15/25(1)	1,000,000	1,047,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(1)	500,000	497,500
Univision Communications, Inc., 8.50%, 5/15/21(1)	1,100,000	1,161,875
Univision Communications, Inc., 5.125%, 5/15/23(1)	1,000,000	975,000
Univision Communications, Inc., 5.125%, 2/15/25(1)	1,345,000	1,297,925
UPCB Finance IV Ltd., 5.375%, 1/15/25(1)	965,000	925,918
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	450,000	481,500
Videotron Ltd., 5.00%, 7/15/22	1,000,000	1,001,250
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)	450,000	465,469

Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	1,355,000	1,312,656
Visant Corp., 10.00%, 10/1/17	1,135,000	920,769
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	1,540,000	1,530,375
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	1,470,000	1,490,212
WMG Acquisition Corp., 6.00%, 1/15/21(1)	225,000	231,188
WMG Acquisition Corp., 5.625%, 4/15/22(1)	2,070,000	2,080,350
Ziggo Bond Finance BV, 5.875%, 1/15/25(1)	1,035,000	1,018,181
		82,346,199
Metals and Mining — 3.6%
AK Steel Corp., 7.625%, 5/15/20	1,250,000	1,046,875
Alcoa, Inc., 5.40%, 4/15/21	1,410,000	1,483,137
Alcoa, Inc., 5.125%, 10/1/24	1,990,000	2,024,825
Alcoa, Inc., 5.95%, 2/1/37	770,000	771,925
Aleris International, Inc., 7.625%, 2/15/18	700,000	721,000
Allegheny Technologies, Inc., 5.95%, 1/15/21	845,000	859,787
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	2,000,000	2,207,500
ArcelorMittal, 5.25%, 2/25/17	2,500,000	2,603,125
ArcelorMittal, 6.125%, 6/1/18	2,500,000	2,668,750
ArcelorMittal, 5.125%, 6/1/20	500,000	508,125
ArcelorMittal, 6.25%, 3/1/21	1,025,000	1,077,531
ArcelorMittal, 6.125%, 6/1/25	975,000	974,391
ArcelorMittal, 7.50%, 3/1/41	2,000,000	1,970,000
Cliffs Natural Resources, Inc., 7.75%, 3/31/20(1)	941,563	607,308
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(1)	590,000	560,500
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	543,000	528,068
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	768,000	738,240
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	2,170,000	2,077,775
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(1)	985,000	834,787
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(1)	1,410,000	1,459,350
FMG Resources August 2006 Pty Ltd., 6.875%, 4/1/22(1)	455,000	320,775
Lundin Mining Corp., 7.875%, 11/1/22(1)	850,000	911,625
Ryerson, Inc. / Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	100,000	101,000
Steel Dynamics, Inc., 5.25%, 4/15/23	1,430,000	1,426,425
United States Steel Corp., 7.375%, 4/1/20	750,000	789,375
		29,272,199
Multi-Utilities — 2.7%
Calpine Corp., 5.375%, 1/15/23	1,750,000	1,728,125
Calpine Corp., 5.50%, 2/1/24	500,000	486,250
Calpine Corp., 5.75%, 1/15/25	2,810,000	2,743,262
Dynegy, Inc., 6.75%, 11/1/19(1)	800,000	836,400
Dynegy, Inc., 7.375%, 11/1/22(1)	2,670,000	2,810,175
Dynegy, Inc., 5.875%, 6/1/23	500,000	491,250
Dynegy, Inc., 7.625%, 11/1/24(1)	800,000	852,000
GenOn Americas Generation LLC, 8.50%, 10/1/21	225,000	214,875
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	2,050,200
GenOn Energy, Inc., 9.875%, 10/15/20	930,000	950,925
Illinois Power Generating Co., 7.00%, 4/15/18	300,000	293,250
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,000,000	1,060,000
NRG Energy, Inc., 7.625%, 1/15/18	2,000,000	2,197,500
NRG Energy, Inc., 6.25%, 7/15/22	500,000	510,000
NRG Energy, Inc., 6.25%, 5/1/24	2,440,000	2,433,900
Talen Energy Supply LLC, 5.125%, 7/15/19(1)	1,000,000	985,000
Talen Energy Supply LLC, 6.50%, 6/1/25(1)	1,400,000	1,401,750
		22,044,862

Multiline Retail — 0.4%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	645,000	498,263
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	491,875
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	2,125,000	2,252,500
		3,242,638
Oil, Gas and Consumable Fuels — 8.6%
Alpha Natural Resources, Inc., 6.00%, 6/1/19(8)	1,000,000	70,000
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)(8)	300,000	76,500
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	1,200,000	1,269,000
Antero Resources Corp., 5.125%, 12/1/22	1,850,000	1,757,500
Antero Resources Corp., 5.625%, 6/1/23(1)	920,000	893,550
Arch Coal, Inc., 7.00%, 6/15/19	1,500,000	225,000
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, 4/15/22	420,000	352,800
California Resources Corp., 5.50%, 9/15/21	2,365,000	2,060,506
California Resources Corp., 6.00%, 11/15/24	2,160,000	1,865,700
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	850,000	841,500
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	1,750,000	1,850,625
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	850,000	856,375
Chaparral Energy, Inc., 7.625%, 11/15/22	420,000	304,500
Chesapeake Energy Corp., 6.625%, 8/15/20	2,400,000	2,352,000
Chesapeake Energy Corp., 5.375%, 6/15/21	1,000,000	910,000
Chesapeake Energy Corp., 4.875%, 4/15/22	1,930,000	1,688,750
Chesapeake Energy Corp., 5.75%, 3/15/23	1,000,000	910,000
Cimarex Energy Co., 4.375%, 6/1/24	720,000	717,811
Comstock Resources, Inc., 10.00%, 3/15/20(1)	845,000	768,950
Concho Resources, Inc., 5.50%, 10/1/22	2,200,000	2,200,000
Concho Resources, Inc., 5.50%, 4/1/23	1,750,000	1,758,750
CONSOL Energy, Inc., 5.875%, 4/15/22	1,160,000	990,779
Denbury Resources, Inc., 6.375%, 8/15/21	100,000	96,500
Denbury Resources, Inc., 5.50%, 5/1/22	750,000	673,125
Denbury Resources, Inc., 4.625%, 7/15/23	750,000	631,875
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	266,250
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	1,200,000	450,000
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24	1,320,000	435,600
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	3,000,000	3,228,750
EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 9/1/22	250,000	263,750
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23(1)	680,000	684,250
EXCO Resources, Inc., 7.50%, 9/15/18	1,500,000	960,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23(1)	430,000	434,300
Gazprom OAO Via Gaz Capital SA, MTN, 6.21%, 11/22/16	920,000	957,950
Halcon Resources Corp., 8.625%, 2/1/20(1)	855,000	847,519
Halcon Resources Corp., 8.875%, 5/15/21	1,000,000	662,500
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	860,000	829,900
Laredo Petroleum, Inc., 5.625%, 1/15/22	750,000	746,250
Laredo Petroleum, Inc., 6.25%, 3/15/23	1,025,000	1,048,062
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	1,425,000	1,157,812
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20	1,500,000	1,237,815
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 9/15/21	910,000	682,500
MEG Energy Corp., 6.50%, 3/15/21(1)	750,000	730,313
MEG Energy Corp., 7.00%, 3/31/24(1)	1,200,000	1,156,500
Newfield Exploration Co., 5.75%, 1/30/22	1,000,000	1,025,000
Oasis Petroleum, Inc., 6.875%, 3/15/22	2,075,000	2,116,500
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	500,000	530,750

Peabody Energy Corp., 6.00%, 11/15/18	1,435,000	695,975
Peabody Energy Corp., 6.50%, 9/15/20	350,000	120,750
Peabody Energy Corp., 6.25%, 11/15/21	1,400,000	455,000
Peabody Energy Corp., 10.00%, 3/15/22(1)	600,000	373,500
Penn Virginia Corp., 8.50%, 5/1/20	855,000	771,638
Petrobras Global Finance BV, 3.25%, 3/17/17	920,000	907,433
QEP Resources, Inc., 5.375%, 10/1/22	3,110,000	3,018,877
QEP Resources, Inc., 5.25%, 5/1/23	250,000	240,625
Range Resources Corp., 5.75%, 6/1/21	1,000,000	1,032,500
Range Resources Corp., 5.00%, 8/15/22	1,500,000	1,477,500
Rice Energy, Inc., 6.25%, 5/1/22	550,000	548,625
Rosetta Resources, Inc., 5.875%, 6/1/22	975,000	1,044,908
Sabine Pass LNG LP, 6.50%, 11/1/20	250,000	260,000
Samson Investment Co., 9.75%, 2/15/20(8)	1,140,000	71,250
Sanchez Energy Corp., 6.125%, 1/15/23	910,000	819,000
SandRidge Energy, Inc., 8.75%, 6/1/20(1)	500,000	461,875
SandRidge Energy, Inc., 7.50%, 3/15/21	2,345,000	1,043,525
SandRidge Energy, Inc., 7.50%, 2/15/23	810,000	346,437
SM Energy Co., 6.50%, 1/1/23	500,000	515,000
SM Energy Co., 5.00%, 1/15/24	1,310,000	1,247,775
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	1,390,000	1,403,900
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	1,500,000	1,503,750
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,022,500
Whiting Petroleum Corp., 5.00%, 3/15/19	490,000	483,875
Whiting Petroleum Corp., 5.75%, 3/15/21	1,700,000	1,681,300
WPX Energy, Inc., 5.25%, 1/15/17	1,250,000	1,284,375
WPX Energy, Inc., 6.00%, 1/15/22	500,000	496,250
		69,902,510
Paper and Forest Products — 0.3%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	625,000	671,875
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)	1,500,000	1,563,750
		2,235,625
Personal Products — 0.1%
Avon Products, Inc., 5.75%, 3/15/23	1,000,000	865,000
Pharmaceuticals — 2.6%
Endo Finance LLC / Endo Finco, Inc., 7.00%, 12/15/20(1)	300,000	316,125
Endo Finance LLC / Endo Finco, Inc., 7.25%, 1/15/22(1)	730,000	778,363
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(1)	1,740,000	1,722,600
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.00%, 7/15/23(1)(2)	1,690,000	1,732,250
Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.00%, 2/1/25(1)	1,370,000	1,399,113
Grifols Worldwide Operations Ltd., 5.25%, 4/1/22	200,000	201,000
Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	250,000	267,500
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(1)	1,500,000	1,552,500
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20(1)	500,000	521,250
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	1,800,000	1,900,125
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	775,000	839,906
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	1,300,000	1,358,500
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	1,750,000	1,865,938
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(1)	3,125,000	3,164,062
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	400,000	410,500
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	2,795,000	2,885,837
		20,915,569

Real Estate Investment Trusts (REITs) — 1.0%
Communications Sales & Leasing, Inc., 8.25%, 10/15/23(1)	1,705,000	1,681,556
Corrections Corp. of America, 4.125%, 4/1/20	1,350,000	1,350,000
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	1,000,000	1,022,500
DuPont Fabros Technology LP, 5.875%, 9/15/21	250,000	254,375
iStar Financial, Inc., 3.875%, 7/1/16	100,000	100,620
iStar Financial, Inc., 9.00%, 6/1/17	100,000	109,125
iStar Financial, Inc., 5.00%, 7/1/19	975,000	965,250
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, 5/1/21	1,500,000	1,591,875
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	1,000,000	1,005,000
		8,080,301
Real Estate Management and Development — 0.4%
CBRE Services, Inc., 5.00%, 3/15/23	1,250,000	1,268,750
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,930,000	1,959,336
		3,228,086
Semiconductors and Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	410,000	363,875
Advanced Micro Devices, Inc., 7.00%, 7/1/24	700,000	595,000
Amkor Technology, Inc., 6.375%, 10/1/22	1,000,000	1,016,250
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	3,800,000	4,037,500
Micron Technology, Inc., 5.25%, 8/1/23(1)	1,050,000	1,009,313
Micron Technology, Inc., 5.50%, 2/1/25(1)	1,500,000	1,409,250
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)	500,000	505,000
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	225,000	234,844
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	1,065,000	1,110,262
		10,281,294
Software — 0.5%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	1,500,000	1,575,000
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	250,000	203,438
Infor US, Inc., 6.50%, 5/15/22(1)	1,380,000	1,411,050
Nuance Communications, Inc., 5.375%, 8/15/20(1)	754,000	761,540
		3,951,028
Specialty Retail — 2.6%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	980,000	1,024,100
Ashtead Capital, Inc., 5.625%, 10/1/24(1)	840,000	846,300
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	1,150,000	1,125,563
Building Materials Holding Corp., 9.00%, 9/15/18(1)	1,000,000	1,072,500
Claire's Stores, Inc., 9.00%, 3/15/19(1)	100,000	85,000
Claire's Stores, Inc., 7.75%, 6/1/20(1)	750,000	266,250
Hertz Corp. (The), 4.25%, 4/1/18	100,000	102,000
Hertz Corp. (The), 5.875%, 10/15/20	450,000	457,875
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,621,687
Hertz Corp. (The), 6.25%, 10/15/22	850,000	867,000
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,370,000	1,438,500
Party City Holdings, Inc., 8.875%, 8/1/20	1,200,000	1,287,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,255,000	1,314,612
Petco Holdings, Inc., PIK, 8.50%, 10/15/17(1)	500,000	515,000
Rent-A-Center, Inc., 6.625%, 11/15/20	700,000	687,750
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	1,000,000	1,045,000
Sonic Automotive, Inc., 7.00%, 7/15/22	800,000	870,000
Sonic Automotive, Inc., 5.00%, 5/15/23	850,000	835,125
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	900,000	908,460
United Rentals North America, Inc., 7.375%, 5/15/20	250,000	267,998

United Rentals North America, Inc., 7.625%, 4/15/22	250,000	271,875
United Rentals North America, Inc., 6.125%, 6/15/23	825,000	846,656
United Rentals North America, Inc., 4.625%, 7/15/23	1,275,000	1,255,046
United Rentals North America, Inc., 5.50%, 7/15/25	2,130,000	2,066,100
		21,077,397
Technology Hardware, Storage and Peripherals — 0.5%
CommScope Technologies Finance LLC, 6.00%, 6/15/25(1)	2,435,000	2,431,956
Dell, Inc., 5.875%, 6/15/19	1,250,000	1,328,125
NCR Corp., 5.00%, 7/15/22	500,000	508,750
		4,268,831
Textiles, Apparel and Luxury Goods — 0.9%
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/19	738,000	761,985
L Brands, Inc., 7.00%, 5/1/20	500,000	568,750
L Brands, Inc., 6.625%, 4/1/21	750,000	828,285
L Brands, Inc., 5.625%, 2/15/22	2,250,000	2,379,375
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	2,465,000	2,649,875
PVH Corp., 4.50%, 12/15/22	500,000	497,500
		7,685,770
Wireless Telecommunication Services — 3.1%
Sprint Communications, 6.00%, 12/1/16	1,000,000	1,038,125
Sprint Communications, 9.125%, 3/1/17	250,000	271,250
Sprint Communications, 9.00%, 11/15/18(1)	1,000,000	1,131,760
Sprint Communications, 7.00%, 3/1/20(1)	1,100,000	1,199,220
Sprint Communications, 6.00%, 11/15/22	1,750,000	1,603,437
Sprint Corp., 7.25%, 9/15/21	3,000,000	2,960,625
Sprint Corp., 7.875%, 9/15/23	600,000	586,500
Sprint Corp., 7.125%, 6/15/24	4,100,000	3,813,410
Sprint Corp., 7.625%, 2/15/25	1,010,000	954,450
T-Mobile USA, Inc., 6.46%, 4/28/19	480,000	495,600
T-Mobile USA, Inc., 6.625%, 11/15/20	1,250,000	1,303,125
T-Mobile USA, Inc., 6.63%, 4/28/21	1,500,000	1,560,000
T-Mobile USA, Inc., 6.125%, 1/15/22	1,100,000	1,138,500
T-Mobile USA, Inc., 6.625%, 4/1/23	3,220,000	3,352,825
T-Mobile USA, Inc., 6.375%, 3/1/25	1,500,000	1,543,125
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23(1)	2,210,000	2,188,342
		25,140,294
TOTAL CORPORATE BONDS (Cost $775,311,760)		763,561,887
MUNICIPAL SECURITIES — 0.8%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	1,500,000	941,955
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	5,245,000	2,840,325
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	3,600,000	1,949,508
Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	2,000,000	1,210,500
TOTAL MUNICIPAL SECURITIES (Cost $8,860,881)		6,942,288
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.5%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.14%, 7/15/15(1) (Cost $4,000,000)	4,000,000	3,998,154
ASSET-BACKED SECURITIES(4) — 0.4%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	706,516	754,206
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	1,106,729	1,186,967

US Airways 2013-1 Class B Pass Through Trust, 5.375%, 5/15/23	966,906	991,078
TOTAL ASSET-BACKED SECURITIES (Cost $2,785,483)		2,932,251
COMMON STOCKS — 0.3%
Banks — 0.1%
CIT Group, Inc.	9,111	423,570
Building Products†
Nortek, Inc.(5)	650	54,035
Health Care Providers and Services — 0.1%
Express Scripts Holding Co.(5)	10,800	960,552
Media — 0.1%
Charter Communications, Inc., Class A(5)	5,213	892,726
TOTAL COMMON STOCKS (Cost $1,685,158)		2,330,883
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.2%
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36 (Cost $1,514,113)	1,519,775	1,498,639
EXCHANGE-TRADED FUNDS — 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $946,896)	10,600	941,280
PREFERRED STOCKS†
Consumer Finance†
Ally Financial, Inc., 7.00%(1) (Cost $85,312)	88	89,361
TEMPORARY CASH INVESTMENTS(6) — 1.4%
Credit Agricole Corporate and Investment Bank, 0.06%, 7/1/15(3)	7,503,000	7,502,999
Crown Point Capital Co., 0.12%, 7/1/15(1)(3)	1,468,000	1,467,994
Lexington Parker Capital, 0.12%, 7/1/15(1)(3)	2,406,000	2,405,990
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $1,147), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $1,124)		1,124
SSgA U.S. Government Money Market Fund, Class N	88,771	88,771
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,466,895)		11,466,878
TOTAL INVESTMENT SECURITIES — 97.9% (Cost $806,656,498)		793,761,621
OTHER ASSETS AND LIABILITIES — 2.1%		16,613,921
TOTAL NET ASSETS — 100.0%		$810,375,542

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	298,814	USD	228,130	Barclays Bank plc	9/16/15	1,473
USD	239,897	BRL	768,150	UBS AG	9/16/15	(531)
CAD	2,789,843	USD	2,250,000	Barclays Bank plc	9/16/15	(18,597)
CAD	790,293	USD	639,635	JPMorgan Chase Bank N.A.	9/16/15	(7,534)
USD	502,251	CAD	620,269	Barclays Bank plc	9/16/15	6,141
USD	650,000	CAD	806,099	JPMorgan Chase Bank N.A.	9/16/15	5,257
CLP	2,024,081,269	USD	3,176,275	UBS AG	9/16/15	(32,336)
USD	2,250,000	CLP	1,445,625,000	UBS AG	9/16/15	4,558
CNY	7,925,590	USD	1,288,609	UBS AG	9/16/15	2,451
CZK	32,724,523	USD	1,350,000	Barclays Bank plc	9/16/15	(10,745)
USD	1,091,767	CZK	26,465,681	Deutsche Bank	9/16/15	8,656
EUR	550,000	USD	614,680	Barclays Bank plc	9/16/15	(862)
EUR	550,000	USD	614,680	Barclays Bank plc	9/16/15	(862)
USD	6,972,828	EUR	6,155,751	Barclays Bank plc	9/16/15	102,808
USD	782,170	EUR	700,000	Deutsche Bank	9/16/15	947
GBP	2,044,623	USD	3,143,540	Deutsche Bank	9/16/15	67,319
USD	6,177,987	JPY	767,536,521	Deutsche Bank	9/16/15	(99,650)
KRW	1,837,687,002	USD	1,650,074	Westpac Group	9/16/15	(11,807)
MXN	43,895,878	USD	2,850,000	Barclays Bank plc	9/17/15	(72,215)
USD	2,228,004	MXN	34,894,059	Barclays Bank plc	9/17/15	19,865
USD	750,000	MXN	11,799,527	JPMorgan Chase Bank N.A.	9/17/15	3,311
USD	113,223	NOK	875,843	Deutsche Bank	9/16/15	1,711
NZD	1,200,000	USD	812,810	JPMorgan Chase Bank N.A.	9/16/15	(4,858)
USD	2,387,623	NZD	3,374,608	Barclays Bank plc	9/16/15	115,521
USD	2,769,890	NZD	4,050,000	Barclays Bank plc	9/16/15	43,050
SEK	15,946,710	USD	1,950,000	Barclays Bank plc	9/16/15	(23,317)
SEK	1,467,322	USD	179,025	JPMorgan Chase Bank N.A.	9/16/15	(1,743)
SGD	23,185	USD	17,117	Barclays Bank plc	9/16/15	79
THB	96,617,850	USD	2,850,000	Westpac Group	9/16/15	3,557
USD	2,212,353	THB	75,016,463	Westpac Group	9/16/15	(3,218)
USD	750,000	THB	25,398,750	Westpac Group	9/16/15	(139)
TRY	2,816,249	USD	1,000,023	Deutsche Bank	9/16/15	28,143
USD	1,300,000	TRY	3,612,050	Barclays Bank plc	9/16/15	(18,700)
TWD	19,779,500	USD	640,632	UBS AG	9/16/15	424
TWD	84,163,750	USD	2,750,000	Westpac Group	9/16/15	(22,246)
USD	2,691,692	TWD	83,106,000	UBS AG	9/16/15	(1,780)
ZAR	36,087,875	USD	2,878,356	Barclays Bank plc	9/16/15	48,992
USD	639,635	ZAR	8,053,280	Barclays Bank plc	9/16/15	(13,625)
USD	2,334,278	ZAR	29,524,785	Deutsche Bank	9/16/15	(60,690)
						58,808

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
80	U.S. Treasury 10-Year Notes	September 2015	10,093,750	77,320
32	U.S. Treasury Long Bonds	September 2015	4,827,000	114,921
39	U.S. Treasury Ultra Long Bonds	September 2015	6,008,438	180,287
			20,929,188	372,528

SWAP AGREEMENTS*
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Implied Credit Spread**(%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 24 Index	9,900,000	Sell	5.00	6/20/20	3.56	627,732	(58,759)

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)***
Bank of America N.A./ Camden Property Trust	850,000	Buy	1.00	12/20/19	(5,395)	4,148	(1,246)
Barclays Bank plc/ AES Corp. (The)(7)	850,000	Sell	5.00	9/20/17	70,770	13,461	84,231
Barclays Bank plc/ Boyd Gaming Corp.(7)	850,000	Sell	5.00	9/20/16	40,947	3,906	44,853
Barclays Bank plc/ Calpine Corp.(7)	850,000	Sell	5.00	9/20/17	57,809	20,742	78,550
Barclays Bank plc/ Dominion Resources, Inc.(7)	850,000	Buy	1.00	6/20/20	(25,806)	2,492	(23,314)
Barclays Bank plc/ NRG Energy, Inc.(7)	850,000	Sell	5.00	9/20/17	65,744	10,007	75,751
Barclays Bank plc/ Parker Drilling Co.(7)	850,000	Sell	5.00	9/20/17	61,770	(30,960)	30,810
Barclays Bank plc/ Procter & Gamble Co.(7)	850,000	Buy	1.00	6/20/20	(34,290)	1,466	(32,824)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	850,000	Buy	1.00	9/20/19	(9,213)	(75)	(9,288)
Deutsche Bank AG/ International Business Machines Corp.	850,000	Buy	1.00	9/20/19	(19,345)	(3,506)	(22,851)
Deutsche Bank AG/ Realogy Holdings Corp.	850,000	Sell	5.00	9/20/16	38,552	5,337	43,889
Goldman Sachs & Co./ Kellogg Co.	850,000	Buy	1.00	12/20/19	(13,785)	(909)	(14,694)
Goldman Sachs & Co./ RAMDC Holdings, Inc.	850,000	Buy	1.00	6/20/20	26,356	(8,034)	18,322
Goldman Sachs & Co./ Starwood Hotels & Resorts	850,000	Buy	1.00	6/20/20	(8,450)	(1,069)	(9,519)
Morgan Stanley & Co./ D.R. Horton Inc.	850,000	Sell	1.00	6/20/20	(19,526)	2,511	(17,016)
Morgan Stanley & Co./ Frontier Communications Corp.	850,000	Sell	5.00	9/20/17	67,546	(5,839)	61,707
Morgan Stanley & Co./ HCA, Inc.	850,000	Sell	5.00	9/20/17	73,816	10,651	84,467
Morgan Stanley & Co./ Hertz Corp. (The)	850,000	Sell	5.00	9/20/17	73,204	206	73,410
Morgan Stanley & Co./ International Lease Finance Corp.	850,000	Sell	5.00	9/20/17	68,551	5,899	74,450
Morgan Stanley & Co./ JC Penney Co. Inc.	850,000	Sell	5.00	6/20/16	22,876	6,573	29,449
Morgan Stanley & Co./ Lennar Corp.	850,000	Sell	5.00	6/20/20	118,622	10,495	129,117
Morgan Stanley & Co./ Mondelez International, Inc.	850,000	Buy	1.00	9/20/19	(19,345)	(5,331)	(24,676)
Morgan Stanley & Co./ PepsiCo, Inc.	850,000	Buy	1.00	9/20/19	(21,117)	(4,265)	(25,352)
Morgan Stanley & Co./ Rite Aid Corp.	850,000	Sell	5.00	9/20/16	44,086	4,350	48,436
					654,377	42,256	696,662

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection. The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

*** The quoted market prices and resulting value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PIK	-	Payment in Kind
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $283,051,291, which represented 34.9% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	The rate indicated is the yield to maturity at purchase.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Non-income producing.

(6)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $360,000.

(7)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $445,615.

(8)	Security is in default.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	763,561,887	—
Municipal Securities	—	6,942,288	—
Commercial Mortgage-Backed Securities	—	3,998,154	—
Asset-Backed Securities	—	2,932,251	—
Common Stocks	2,330,883	—	—
Collateralized Mortgage Obligations	—	1,498,639	—
Exchange-Traded Funds	941,280	—	—
Preferred Stocks	—	89,361	—
Temporary Cash Investments	88,771	11,378,107	—
	3,360,934	790,400,687	—
Other Financial Instruments
Futures Contracts	372,528	—	—
Swap Agreements	—	729,976	—
Forward Foreign Currency Exchange Contracts	—	464,263	—
	372,528	1,194,239	—
Liabilities
Other Financial Instruments
Swap Agreements	—	(59,988)	—
Forward Foreign Currency Exchange Contracts	—	(405,455)	—
	—	(465,443)	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$806,724,683
Gross tax appreciation of investments	$18,396,140
Gross tax depreciation of investments	(31,359,202)
Net tax appreciation (depreciation) of investments	$(12,963,062)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
June 30, 2015

NT Diversified Bond - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 33.6%
U.S. Treasury Bonds, 10.625%, 8/15/15	1,580,000	1,599,750
U.S. Treasury Bonds, 4.75%, 2/15/37	9,750,000	12,591,208
U.S. Treasury Bonds, 3.50%, 2/15/39	61,010,000	65,499,970
U.S. Treasury Bonds, 4.375%, 11/15/39	3,000,000	3,674,532
U.S. Treasury Bonds, 2.875%, 5/15/43	16,720,000	15,860,492
U.S. Treasury Bonds, 3.125%, 8/15/44	28,410,000	28,325,651
U.S. Treasury Bonds, 3.00%, 11/15/44	7,800,000	7,594,642
U.S. Treasury Bonds, 2.50%, 2/15/45	9,550,000	8,366,698
U.S. Treasury Notes, 0.25%, 7/15/15	12,000,000	12,002,340
U.S. Treasury Notes, 0.375%, 11/15/15(1)	19,250,000	19,271,059
U.S. Treasury Notes, 1.375%, 11/30/15	10,000,000	10,054,300
U.S. Treasury Notes, 2.125%, 12/31/15	20,000,000	20,192,180
U.S. Treasury Notes, 0.375%, 1/15/16	46,000,000	46,053,912
U.S. Treasury Notes, 0.50%, 6/15/16	10,000,000	10,017,190
U.S. Treasury Notes, 1.50%, 6/30/16	7,500,000	7,586,130
U.S. Treasury Notes, 1.50%, 7/31/16	18,000,000	18,217,962
U.S. Treasury Notes, 0.875%, 11/30/16	9,500,000	9,552,696
U.S. Treasury Notes, 0.625%, 12/15/16	16,500,000	16,534,155
U.S. Treasury Notes, 0.50%, 4/30/17	10,000,000	9,980,470
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,185,247
U.S. Treasury Notes, 1.00%, 2/15/18	219,600,000	220,149,000
U.S. Treasury Notes, 0.75%, 4/15/18	20,000,000	19,884,380
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,742,722
U.S. Treasury Notes, 1.00%, 5/31/18	12,280,000	12,277,126
U.S. Treasury Notes, 1.375%, 6/30/18	13,210,000	13,346,221
U.S. Treasury Notes, 1.375%, 7/31/18	12,050,000	12,163,909
U.S. Treasury Notes, 1.375%, 9/30/18	37,200,000	37,484,803
U.S. Treasury Notes, 1.25%, 10/31/18	39,300,000	39,410,512
U.S. Treasury Notes, 1.375%, 11/30/18	28,700,000	28,906,296
U.S. Treasury Notes, 1.625%, 8/31/19	5,000,000	5,036,330
U.S. Treasury Notes, 1.50%, 11/30/19	41,600,000	41,577,245
U.S. Treasury Notes, 1.625%, 12/31/19	20,400,000	20,466,932
U.S. Treasury Notes, 1.375%, 3/31/20	23,900,000	23,647,927
U.S. Treasury Notes, 1.625%, 6/30/20	12,000,000	11,988,744
TOTAL U.S. TREASURY SECURITIES (Cost $822,367,340)		819,242,731
CORPORATE BONDS — 30.3%
Aerospace and Defense — 0.2%
Harris Corp., 2.70%, 4/27/20	590,000	582,604
Lockheed Martin Corp., 3.80%, 3/1/45	500,000	445,847
United Technologies Corp., 6.125%, 2/1/19	410,000	468,381
United Technologies Corp., 6.05%, 6/1/36	730,000	885,372
United Technologies Corp., 5.70%, 4/15/40	1,420,000	1,657,116

United Technologies Corp., 4.50%, 6/1/42		600,000	608,733
			4,648,053
Auto Components — 0.2%
Schaeffler Finance BV, 4.25%, 5/15/21(2)		1,620,000	1,587,600
Tenneco, Inc., 6.875%, 12/15/20		1,299,000	1,363,950
ZF North America Capital, Inc., 4.00%, 4/29/20(2)		1,850,000	1,854,625
			4,806,175
Automobiles — 0.6%
Ford Motor Co., 4.75%, 1/15/43		960,000	937,380
Ford Motor Credit Co. LLC, 5.625%, 9/15/15		730,000	736,663
Ford Motor Credit Co. LLC, 2.15%, 1/9/18		1,800,000	1,807,684
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		4,750,000	5,107,518
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		1,150,000	1,404,653
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		980,000	1,115,997
General Motors Co., 5.00%, 4/1/35		1,310,000	1,290,218
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,280,000	1,310,939
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)		1,260,000	1,280,475
			14,991,527
Banks — 5.8%
Bank of America Corp., 3.75%, 7/12/16		960,000	984,301
Bank of America Corp., 6.50%, 8/1/16		1,050,000	1,107,816
Bank of America Corp., 5.75%, 12/1/17		6,665,000	7,263,524
Bank of America Corp., 5.625%, 7/1/20		2,320,000	2,614,819
Bank of America Corp., 4.10%, 7/24/23		4,160,000	4,284,987
Bank of America Corp., MTN, 4.00%, 4/1/24		1,170,000	1,191,095
Bank of America Corp., MTN, 4.20%, 8/26/24		1,770,000	1,766,547
Bank of America Corp., MTN, 4.00%, 1/22/25		1,240,000	1,208,701
Bank of America Corp., MTN, 5.00%, 1/21/44		830,000	861,980
Bank of America N.A., 5.30%, 3/15/17		1,500,000	1,588,930
Bank of America N.A., 6.00%, 10/15/36		650,000	771,428
Barclays Bank plc, 5.14%, 10/14/20		1,500,000	1,630,873
Barclays Bank plc, 3.75%, 5/15/24		1,000,000	1,003,684
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	1,300,000	1,717,435
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	2,500,000	4,278,564
BB&T Corp., MTN, 2.05%, 6/19/18		$570,000	576,187
BPCE SA, 5.15%, 7/21/24(2)		1,670,000	1,694,631
Branch Banking & Trust Co., 3.80%, 10/30/26		1,300,000	1,312,381
Capital One Financial Corp., 3.20%, 2/5/25		1,970,000	1,861,293
Citigroup, Inc., 4.45%, 1/10/17		3,200,000	3,344,070
Citigroup, Inc., 5.50%, 2/15/17		1,110,000	1,179,611
Citigroup, Inc., 1.75%, 5/1/18		1,980,000	1,971,341
Citigroup, Inc., 2.55%, 4/8/19		1,250,000	1,260,654
Citigroup, Inc., 4.50%, 1/14/22		1,970,000	2,116,267
Citigroup, Inc., 4.05%, 7/30/22		1,400,000	1,434,104
Citigroup, Inc., 3.30%, 4/27/25		4,810,000	4,627,663
Citigroup, Inc., 5.30%, 5/6/44		1,060,000	1,080,160
Commerzbank AG, 8.125%, 9/19/23(2)		1,050,000	1,228,594
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	3,000,000	3,760,338
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$2,270,000	2,362,330

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		480,000	480,120
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	1,100,000	1,334,606
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.125%, 9/14/22	EUR	2,500,000	3,109,179
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20(2)		$1,800,000	1,779,007
Credit Suisse Group Funding Guernsey Ltd., 4.875%, 5/15/45(2)		500,000	481,202
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	3,200,000	3,663,273
Fifth Third Bancorp, 4.30%, 1/16/24		$750,000	770,037
Fifth Third Bank, 2.875%, 10/1/21		1,830,000	1,811,943
HBOS plc, MTN, 6.75%, 5/21/18(2)		2,280,000	2,532,405
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	1,200,000	2,217,057
HSBC Holdings plc, 5.10%, 4/5/21		$1,530,000	1,705,121
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	2,200,000	2,874,435
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	4,700,000	5,551,129
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$1,070,000	1,040,003
JPMorgan Chase & Co., 6.00%, 1/15/18		400,000	440,559
JPMorgan Chase & Co., 4.625%, 5/10/21		5,860,000	6,336,986
JPMorgan Chase & Co., 3.25%, 9/23/22		3,880,000	3,853,868
JPMorgan Chase & Co., 3.125%, 1/23/25		2,750,000	2,624,743
JPMorgan Chase & Co., 4.95%, 6/1/45		1,000,000	972,297
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		2,070,000	2,162,821
KFW, 2.00%, 6/1/16		2,920,000	2,962,139
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	2,300,000	4,580,467
PNC Funding Corp., 4.375%, 8/11/20		$230,000	250,327
Regions Bank, 7.50%, 5/15/18		250,000	287,192
Regions Bank, 6.45%, 6/26/37		1,240,000	1,474,950
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		1,580,000	1,701,938
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	1,200,000	1,503,729
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	3,400,000	3,956,188
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	1,300,000	1,533,785
U.S. Bancorp, 3.44%, 2/1/16		$450,000	456,010
U.S. Bancorp, MTN, 3.00%, 3/15/22		2,150,000	2,167,808
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,910,000	1,919,493
U.S. Bank N.A., 2.80%, 1/27/25		1,270,000	1,214,727
Wells Fargo & Co., 3.68%, 6/15/16		560,000	575,288
Wells Fargo & Co., 4.125%, 8/15/23		760,000	788,883
Wells Fargo & Co., 5.61%, 1/15/44		366,000	400,878
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,020,000	1,037,433
Wells Fargo & Co., MTN, 4.60%, 4/1/21		1,605,000	1,758,276
Wells Fargo & Co., MTN, 3.00%, 2/19/25		1,900,000	1,819,117
Wells Fargo & Co., MTN, 4.10%, 6/3/26		1,700,000	1,706,582
Wells Fargo & Co., MTN, 4.65%, 11/4/44		580,000	555,191
			140,475,500
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		190,000	225,487
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,880,000	2,768,939
			2,994,426
Biotechnology — 0.4%
Amgen, Inc., 2.125%, 5/15/17		880,000	894,154
Amgen, Inc., 5.85%, 6/1/17		400,000	433,210

Amgen, Inc., 4.10%, 6/15/21		2,160,000	2,301,467
Amgen, Inc., 5.375%, 5/15/43		1,800,000	1,910,547
Celgene Corp., 3.25%, 8/15/22		1,490,000	1,474,066
Celgene Corp., 3.625%, 5/15/24		850,000	850,587
Gilead Sciences, Inc., 4.40%, 12/1/21		1,970,000	2,151,031
			10,015,062
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,060,000	1,065,300
Capital Markets — 0.3%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	2,500,000	3,561,335
Ameriprise Financial, Inc., 5.30%, 3/15/20		$350,000	395,521
Ameriprise Financial, Inc., 4.00%, 10/15/23		1,040,000	1,085,754
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		2,030,000	2,234,525
			7,277,135
Chemicals — 0.5%
Ashland, Inc., 4.75%, 8/15/22		950,000	935,750
Dow Chemical Co. (The), 2.50%, 2/15/16		890,000	898,677
Dow Chemical Co. (The), 4.25%, 11/15/20		1,270,000	1,356,677
Eastman Chemical Co., 2.70%, 1/15/20		1,550,000	1,547,940
Eastman Chemical Co., 3.60%, 8/15/22		1,020,000	1,031,432
Ecolab, Inc., 4.35%, 12/8/21		2,090,000	2,255,463
LYB International Finance BV, 4.875%, 3/15/44		500,000	485,905
LyondellBasell Industries NV, 5.00%, 4/15/19		1,830,000	1,982,723
LyondellBasell Industries NV, 4.625%, 2/26/55		380,000	334,732
Mosaic Co. (The), 4.25%, 11/15/23		1,030,000	1,059,517
Mosaic Co. (The), 5.625%, 11/15/43		500,000	532,825
			12,421,641
Commercial Services and Supplies — 0.4%
Clean Harbors, Inc., 5.25%, 8/1/20		925,000	943,500
Covanta Holding Corp., 5.875%, 3/1/24		1,070,000	1,072,675
Pitney Bowes, Inc., 4.625%, 3/15/24		1,590,000	1,604,320
Republic Services, Inc., 3.55%, 6/1/22		1,910,000	1,935,821
Waste Management, Inc., 2.60%, 9/1/16		860,000	875,252
Waste Management, Inc., 4.75%, 6/30/20		830,000	915,298
Waste Management, Inc., 4.10%, 3/1/45		1,140,000	1,040,140
			8,387,006
Communications Equipment — 0.2%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		830,000	839,932
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		1,490,000	1,463,746
Cisco Systems, Inc., 3.00%, 6/15/22		1,520,000	1,507,238
Crown Castle International Corp., 5.25%, 1/15/23		674,000	681,414
			4,492,330
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22		1,060,000	1,074,786
Consumer Finance — 1.0%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		1,450,000	1,585,415
American Express Co., 1.55%, 5/22/18		1,530,000	1,518,684
American Express Co., 3.625%, 12/5/24		1,500,000	1,460,175
American Express Credit Corp., 1.30%, 7/29/16		520,000	521,693

Capital One Bank USA N.A., 2.30%, 6/5/19		2,390,000	2,372,570
Capital One Bank USA N.A., 3.375%, 2/15/23		1,580,000	1,535,401
CIT Group, Inc., 4.25%, 8/15/17		2,450,000	2,492,875
CIT Group, Inc., 5.00%, 8/15/22		630,000	625,275
Discover Bank, 2.00%, 2/21/18		2,000,000	1,995,422
Equifax, Inc., 3.30%, 12/15/22		800,000	796,050
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		2,810,000	2,873,225
HSBC Bank USA N.A., 5.875%, 11/1/34		420,000	491,478
John Deere Capital Corp., MTN, 3.15%, 10/15/21		570,000	585,323
PNC Bank N.A., 6.00%, 12/7/17		2,860,000	3,142,505
PNC Bank N.A., 3.80%, 7/25/23		1,150,000	1,177,809
			23,173,900
Containers and Packaging — 0.3%
Ball Corp., 4.00%, 11/15/23		1,170,000	1,091,025
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		2,068,000	2,166,230
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,700,000	1,613,946
Rock-Tenn Co., 3.50%, 3/1/20		1,000,000	1,030,050
Rock-Tenn Co., 4.00%, 3/1/23		1,670,000	1,698,345
			7,599,596
Diversified Consumer Services — 0.1%
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		670,000	598,311
Catholic Health Initiatives, 1.60%, 11/1/17		225,000	224,704
Catholic Health Initiatives, 2.95%, 11/1/22		860,000	838,609
Johns Hopkins University, 4.08%, 7/1/53		260,000	246,023
University of Notre Dame du Lac, 3.44%, 2/15/45		950,000	856,004
			2,763,651
Diversified Financial Services — 3.0%
Ally Financial, Inc., 2.75%, 1/30/17		1,790,000	1,786,420
Ally Financial, Inc., 3.60%, 5/21/18		1,250,000	1,252,500
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	1,200,000	1,313,865
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	1,700,000	2,687,055
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	2,200,000	4,306,757
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(2)		$690,000	727,088
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	4,100,000	4,305,744
General Electric Capital Corp., MTN, 5.625%, 9/15/17		$2,250,000	2,449,948
General Electric Capital Corp., MTN, 2.20%, 1/9/20		1,000,000	999,519
General Electric Capital Corp., MTN, 4.375%, 9/16/20		5,400,000	5,878,845
General Electric Capital Corp., MTN, 4.65%, 10/17/21		3,380,000	3,703,185
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		1,250,000	1,268,895
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		4,230,000	4,336,588
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		3,440,000	3,829,769
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		3,790,000	4,310,075
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		540,000	546,873
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,180,000	1,143,998
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		1,870,000	2,196,526
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		780,000	752,662
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		410,000	406,708
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		1,070,000	1,079,363
Morgan Stanley, 2.65%, 1/27/20		700,000	698,613

Morgan Stanley, 5.00%, 11/24/25		5,170,000	5,414,929
Morgan Stanley, MTN, 6.625%, 4/1/18		5,170,000	5,800,471
Morgan Stanley, MTN, 5.625%, 9/23/19		6,510,000	7,293,784
Morgan Stanley, MTN, 3.70%, 10/23/24		300,000	298,694
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	2,300,000	3,121,978
			71,910,852
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 3.875%, 8/15/21		$1,780,000	1,836,529
AT&T, Inc., 2.625%, 12/1/22		3,440,000	3,236,448
AT&T, Inc., 3.40%, 5/15/25		4,920,000	4,681,065
AT&T, Inc., 4.30%, 12/15/42		950,000	814,385
British Telecommunications plc, 5.95%, 1/15/18		3,260,000	3,600,171
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		620,000	655,650
Frontier Communications Corp., 8.25%, 4/15/17		1,250,000	1,348,437
Frontier Communications Corp., 8.50%, 4/15/20		1,000,000	1,048,000
Orange SA, 4.125%, 9/14/21		1,470,000	1,555,373
Orange SA, 5.50%, 2/6/44		630,000	660,414
Telecom Italia Capital SA, 7.00%, 6/4/18		665,000	734,792
Telecom Italia Capital SA, 6.00%, 9/30/34		870,000	846,075
Telecom Italia SpA, 5.30%, 5/30/24(2)		900,000	900,000
Telefonica Emisiones SAU, 5.46%, 2/16/21		2,180,000	2,411,161
Verizon Communications, Inc., 3.65%, 9/14/18		2,000,000	2,102,384
Verizon Communications, Inc., 3.50%, 11/1/21		820,000	830,603
Verizon Communications, Inc., 5.15%, 9/15/23		2,970,000	3,259,593
Verizon Communications, Inc., 5.05%, 3/15/34		4,760,000	4,792,911
Verizon Communications, Inc., 4.75%, 11/1/41		1,870,000	1,752,020
Verizon Communications, Inc., 6.55%, 9/15/43		512,000	600,711
Verizon Communications, Inc., 4.86%, 8/21/46		881,000	824,739
Verizon Communications, Inc., 5.01%, 8/21/54		1,313,000	1,205,095
Windstream Services LLC, 7.875%, 11/1/17		230,000	245,238
			39,941,794
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)		1,050,000	1,023,750
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 5.625%, 12/15/20		190,000	203,775
Energy Equipment and Services — 0.2%
Ensco plc, 4.70%, 3/15/21		1,980,000	2,017,366
Ensco plc, 5.20%, 3/15/25		500,000	495,259
Noble Holding International Ltd., 5.95%, 4/1/25		530,000	522,800
Schlumberger Investment SA, 3.65%, 12/1/23		1,250,000	1,292,329
Weatherford International Ltd., 4.50%, 4/15/22		1,500,000	1,409,091
			5,736,845
Food and Staples Retailing — 0.5%
CVS Health Corp., 2.75%, 12/1/22		1,345,000	1,297,138
Delhaize Group SA, 5.70%, 10/1/40		650,000	659,823
Dollar General Corp., 3.25%, 4/15/23		1,410,000	1,343,932
Kroger Co. (The), 6.40%, 8/15/17		530,000	583,726
Kroger Co. (The), 3.30%, 1/15/21		2,610,000	2,664,706
Target Corp., 3.50%, 7/1/24		1,630,000	1,669,796

Wal-Mart Stores, Inc., 2.55%, 4/11/23	1,050,000	1,013,544
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	478,928
Wal-Mart Stores, Inc., 4.30%, 4/22/44	2,900,000	2,903,724
		12,615,317
Food Products — 0.2%
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,330,000	1,325,676
Kraft Heinz Food Co., 5.20%, 7/15/45(2)(3)	980,000	1,006,645
Mondelez International, Inc., 4.00%, 2/1/24	1,660,000	1,720,041
Tyson Foods, Inc., 6.60%, 4/1/16	300,000	311,505
Tyson Foods, Inc., 4.50%, 6/15/22	1,290,000	1,371,030
		5,734,897
Gas Utilities — 1.5%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(2)	1,430,000	1,411,328
Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	596,009
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,220,000	1,315,781
Enbridge, Inc., 4.50%, 6/10/44	860,000	707,001
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,234,425
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,254,173
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	356,105
Energy Transfer Partners LP, 3.60%, 2/1/23	2,370,000	2,245,281
Energy Transfer Partners LP, 4.90%, 3/15/35	300,000	270,744
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	432,747
Enterprise Products Operating LLC, 6.30%, 9/15/17	520,000	573,043
Enterprise Products Operating LLC, 5.20%, 9/1/20	780,000	868,373
Enterprise Products Operating LLC, 3.70%, 2/15/26	520,000	506,388
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,950,000	2,775,062
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	1,220,000	1,314,550
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	950,000	1,033,014
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	2,290,000	2,240,252
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,769,000	1,814,226
Kinder Morgan, Inc., 7.25%, 6/1/18	710,000	800,866
Kinder Morgan, Inc., 4.30%, 6/1/25	830,000	806,137
Kinder Morgan, Inc., 5.55%, 6/1/45	600,000	554,690
Magellan Midstream Partners LP, 6.55%, 7/15/19	640,000	734,395
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	970,000	953,025
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 6/1/25	1,150,000	1,127,000
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,752,382
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,670,000	2,527,796
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,450,000	1,348,500
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(2)	770,000	802,725
Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	586,830
Williams Cos., Inc. (The), 5.75%, 6/24/44	700,000	649,717
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,089,355
Williams Partners LP, 5.40%, 3/4/44	1,700,000	1,554,198
Williams Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	300,000	296,401
		36,532,519
Health Care Equipment and Supplies — 0.4%
Becton Dickinson and Co., 3.73%, 12/15/24	2,770,000	2,762,009
Medtronic, Inc., 2.50%, 3/15/20(2)	1,010,000	1,011,481

Medtronic, Inc., 2.75%, 4/1/23		900,000	870,889
Medtronic, Inc., 3.50%, 3/15/25(2)		3,275,000	3,268,109
Medtronic, Inc., 4.375%, 3/15/35(2)		1,530,000	1,516,580
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20		1,000,000	995,069
			10,424,137
Health Care Providers and Services — 0.5%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18		1,630,000	1,675,640
Express Scripts Holding Co., 2.65%, 2/15/17		1,450,000	1,476,370
Express Scripts Holding Co., 7.25%, 6/15/19		980,000	1,156,169
HCA, Inc., 3.75%, 3/15/19		3,640,000	3,676,400
HCA, Inc., 4.25%, 10/15/19		1,000,000	1,025,000
NYU Hospitals Center, 4.43%, 7/1/42		400,000	379,240
UnitedHealth Group, Inc., 2.875%, 12/15/21		1,480,000	1,479,439
Universal Health Services, Inc., 7.125%, 6/30/16		630,000	667,012
Universal Health Services, Inc., 4.75%, 8/1/22(2)		1,450,000	1,496,219
			13,031,489
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.60%, 5/26/45		450,000	439,132
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		1,270,000	1,319,920
			1,759,052
Household Durables — 0.3%
D.R. Horton, Inc., 3.625%, 2/15/18		1,450,000	1,482,625
D.R. Horton, Inc., 5.75%, 8/15/23		650,000	690,625
Lennar Corp., 4.75%, 12/15/17		1,470,000	1,536,150
Lennar Corp., 4.50%, 6/15/19		1,200,000	1,230,000
MDC Holdings, Inc., 5.50%, 1/15/24		850,000	839,375
Toll Brothers Finance Corp., 6.75%, 11/1/19		720,000	802,800
TRI Pointe Holdings, Inc., 4.375%, 6/15/19		855,000	842,175
TRI Pointe Holdings, Inc., 5.875%, 6/15/24		250,000	246,250
			7,670,000
Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17		1,700,000	1,852,099
General Electric Co., 2.70%, 10/9/22		1,090,000	1,066,318
General Electric Co., 4.125%, 10/9/42		1,320,000	1,268,322
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		1,240,000	1,213,871
			5,400,610
Insurance — 1.5%
ACE INA Holdings, Inc., 3.15%, 3/15/25		1,750,000	1,709,073
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19(2)		1,090,000	1,080,463
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	2,300,000	2,997,207
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$630,000	666,619
American International Group, Inc., 4.875%, 6/1/22		4,170,000	4,577,726
American International Group, Inc., MTN, 5.85%, 1/16/18		1,410,000	1,554,737
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,155,000	2,352,980
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		430,000	434,079
Berkshire Hathaway, Inc., 4.50%, 2/11/43		1,000,000	1,001,242
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		430,000	452,336
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		280,000	318,679
International Lease Finance Corp., 6.25%, 5/15/19		860,000	932,025

Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)	820,000	881,986
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	1,540,000	1,488,288
Markel Corp., 4.90%, 7/1/22	1,400,000	1,500,328
Markel Corp., 3.625%, 3/30/23	1,650,000	1,626,890
MetLife, Inc., 1.76%, 12/15/17	470,000	474,097
MetLife, Inc., 4.125%, 8/13/42	450,000	418,257
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	1,790,000	1,758,580
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,730,000	1,952,283
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	188,113
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	2,140,000	2,348,605
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	880,000	886,715
Travelers Cos., Inc. (The), 4.60%, 8/1/43	620,000	640,686
Voya Financial, Inc., 5.50%, 7/15/22	1,700,000	1,909,511
Voya Financial, Inc., 5.70%, 7/15/43	900,000	1,008,810
Voya Financial, Inc., VRN, 5.65%, 5/15/23	200,000	205,000
WR Berkley Corp., 4.625%, 3/15/22	750,000	797,855
WR Berkley Corp., 4.75%, 8/1/44	720,000	687,042
XLIT Ltd., 4.45%, 3/31/25	270,000	267,766
		37,117,978
Internet Software and Services — 0.1%
Google, Inc., 3.375%, 2/25/24	1,000,000	1,025,989
Netflix, Inc., 5.375%, 2/1/21	1,440,000	1,501,200
Netflix, Inc., 5.75%, 3/1/24	310,000	320,075
		2,847,264
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	850,000	848,355
Fidelity National Information Services, Inc., 5.00%, 3/15/22	550,000	580,888
Fidelity National Information Services, Inc., 3.50%, 4/15/23	900,000	873,935
		2,303,178
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	660,000	672,018
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	500,000	494,268
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,060,000	1,080,547
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,610,000	1,702,039
		3,948,872
Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,086,951
Deere & Co., 5.375%, 10/16/29	1,070,000	1,255,626
Oshkosh Corp., 5.375%, 3/1/22	1,610,000	1,654,275
Terex Corp., 6.50%, 4/1/20	980,000	1,031,450
		5,028,302
Media — 1.9%
21st Century Fox America, Inc., 3.00%, 9/15/22	2,570,000	2,511,995
21st Century Fox America, Inc., 6.90%, 8/15/39	710,000	888,207
21st Century Fox America, Inc., 4.75%, 9/15/44	1,650,000	1,613,713
CBS Corp., 3.50%, 1/15/25	1,340,000	1,282,695
CBS Corp., 4.85%, 7/1/42	360,000	331,707
Comcast Corp., 4.40%, 8/15/35	960,000	952,189
Comcast Corp., 6.40%, 5/15/38	790,000	960,243

Comcast Corp., 4.75%, 3/1/44	1,570,000	1,591,668
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	2,000,000	2,166,298
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	800,000	817,847
Discovery Communications LLC, 5.625%, 8/15/19	640,000	715,763
Discovery Communications LLC, 3.25%, 4/1/23	1,270,000	1,223,067
DISH DBS Corp., 7.125%, 2/1/16	1,040,000	1,068,600
Embarq Corp., 8.00%, 6/1/36	870,000	966,744
Grupo Televisa SAB, 5.00%, 5/13/45	500,000	479,500
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,410,000	1,442,763
Lamar Media Corp., 5.375%, 1/15/24	1,180,000	1,202,125
NBCUniversal Media LLC, 5.15%, 4/30/20	2,670,000	2,997,978
NBCUniversal Media LLC, 4.375%, 4/1/21	4,673,000	5,060,023
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,447,578
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	1,160,000	1,144,050
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	960,000	945,954
TEGNA, Inc., 5.125%, 7/15/20	1,920,000	1,975,200
Time Warner Cable, Inc., 6.75%, 7/1/18	1,150,000	1,282,413
Time Warner Cable, Inc., 5.50%, 9/1/41	520,000	485,087
Time Warner Cable, Inc., 4.50%, 9/15/42	840,000	690,756
Time Warner, Inc., 4.70%, 1/15/21	1,600,000	1,729,430
Time Warner, Inc., 3.60%, 7/15/25	1,500,000	1,459,761
Time Warner, Inc., 7.70%, 5/1/32	440,000	578,085
Time Warner, Inc., 5.35%, 12/15/43	1,620,000	1,660,242
Viacom, Inc., 4.50%, 3/1/21	1,140,000	1,206,308
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,206,556
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	900,000	871,875
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	710,000	686,662
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	1,820,000	1,789,175
		47,432,257
Metals and Mining — 0.3%
Barrick North America Finance LLC, 4.40%, 5/30/21	1,300,000	1,328,330
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	529,165
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	500,000	508,320
Freeport-McMoRan, Inc., 4.55%, 11/14/24	560,000	522,029
Newmont Mining Corp., 6.25%, 10/1/39	290,000	284,230
Rio Tinto Finance USA Ltd., 3.75%, 6/15/25	1,060,000	1,045,660
Southern Copper Corp., 5.25%, 11/8/42	750,000	654,630
Steel Dynamics, Inc., 6.125%, 8/15/19	890,000	941,175
Vale Overseas Ltd., 5.625%, 9/15/19	1,325,000	1,436,353
Vale Overseas Ltd., 4.625%, 9/15/20	860,000	905,907
		8,155,799
Multi-Utilities — 1.3%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,400,000	1,394,838
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	262,819
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,097,066
CMS Energy Corp., 3.875%, 3/1/24	1,440,000	1,464,785
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	802,284
Constellation Energy Group, Inc., 5.15%, 12/1/20	1,276,000	1,412,328
Consumers Energy Co., 2.85%, 5/15/22	230,000	230,601

Consumers Energy Co., 3.375%, 8/15/23	700,000	712,584
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	913,550
Dominion Resources, Inc., 2.75%, 9/15/22	540,000	521,939
Dominion Resources, Inc., 3.625%, 12/1/24	1,220,000	1,210,329
Dominion Resources, Inc., 4.90%, 8/1/41	1,560,000	1,589,295
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	990,000	938,025
DPL, Inc., 6.50%, 10/15/16	320,000	333,600
Duke Energy Corp., 1.625%, 8/15/17	500,000	502,041
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,297,425
Duke Energy Florida, Inc., 6.35%, 9/15/37	463,000	588,365
Duke Energy Florida, Inc., 3.85%, 11/15/42	1,410,000	1,301,658
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,280,041
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	417,860
FirstEnergy Corp., 2.75%, 3/15/18	900,000	913,396
FirstEnergy Corp., 4.25%, 3/15/23	860,000	865,702
Florida Power & Light Co., 4.125%, 2/1/42	930,000	917,102
Georgia Power Co., 4.30%, 3/15/42	410,000	388,653
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,700,000	1,802,000
MidAmerican Energy Co., 4.40%, 10/15/44	1,100,000	1,099,602
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	1,530,000	1,589,119
Nisource Finance Corp., 5.65%, 2/1/45	660,000	746,077
PacifiCorp, 6.00%, 1/15/39	710,000	862,188
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,032,506
Progress Energy, Inc., 3.15%, 4/1/22	1,320,000	1,320,293
Sempra Energy, 6.50%, 6/1/16	840,000	880,174
Southern Power Co., 5.15%, 9/15/41	190,000	195,760
Virginia Electric and Power Co., 3.45%, 2/15/24	1,110,000	1,124,076
		32,008,081
Multiline Retail — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	466,000	496,614
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	2,630,000	2,623,909
Target Corp., 4.00%, 7/1/42	1,710,000	1,613,701
		4,734,224
Oil, Gas and Consumable Fuels — 1.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	650,000	664,625
Anadarko Petroleum Corp., 5.95%, 9/15/16	690,000	727,526
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	957,901
Apache Corp., 4.75%, 4/15/43	620,000	573,894
BP Capital Markets plc, 4.50%, 10/1/20	360,000	393,708
BP Capital Markets plc, 2.75%, 5/10/23	890,000	851,009
BP Capital Markets plc, 3.51%, 3/17/25	610,000	601,367
California Resources Corp., 5.50%, 9/15/21	1,140,000	993,225
Chesapeake Energy Corp., 4.875%, 4/15/22	1,280,000	1,120,000
Cimarex Energy Co., 4.375%, 6/1/24	1,190,000	1,186,382
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,052,354
Concho Resources, Inc., 7.00%, 1/15/21	1,820,000	1,913,275
Continental Resources, Inc., 5.00%, 9/15/22	1,650,000	1,620,104
Ecopetrol SA, 4.125%, 1/16/25	690,000	638,457
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,546,994

Exxon Mobil Corp., 2.71%, 3/6/25	1,450,000	1,407,611
Hess Corp., 6.00%, 1/15/40	630,000	672,843
Newfield Exploration Co., 5.75%, 1/30/22	2,180,000	2,234,500
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,167,512
Pemex Project Funding Master Trust, 6.625%, 6/15/35	850,000	911,625
Petrobras Global Finance BV, 5.75%, 1/20/20	1,310,000	1,301,275
Petrobras Global Finance BV, 5.375%, 1/27/21	1,660,000	1,601,568
Petrobras Global Finance BV, 5.625%, 5/20/43	530,000	412,287
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	537,600
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	906,862
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	123,604
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	336,384
Petroleos Mexicanos, 5.50%, 6/27/44	1,790,000	1,655,750
Phillips 66, 4.30%, 4/1/22	1,781,000	1,870,121
Phillips 66, 4.65%, 11/15/34	1,360,000	1,330,723
Range Resources Corp., 6.75%, 8/1/20	1,000,000	1,033,750
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,740,622
Shell International Finance BV, 3.25%, 5/11/25	1,890,000	1,872,580
Shell International Finance BV, 3.625%, 8/21/42	730,000	638,588
Shell International Finance BV, 4.55%, 8/12/43	830,000	848,331
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,486,284
Statoil ASA, 3.95%, 5/15/43	290,000	269,509
Statoil ASA, 4.80%, 11/8/43	560,000	593,055
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	1,091,000	1,170,098
Tesoro Corp., 5.375%, 10/1/22	530,000	540,600
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	840,359
Total Capital SA, 2.125%, 8/10/18	1,000,000	1,015,184
Whiting Petroleum Corp., 5.00%, 3/15/19	1,257,000	1,241,288
		45,601,334
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	1,820,000	1,818,677
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	2,510,000	2,802,566
International Paper Co., 3.80%, 1/15/26	500,000	491,414
International Paper Co., 6.00%, 11/15/41	410,000	442,125
		5,554,782
Pharmaceuticals — 0.8%
AbbVie, Inc., 1.75%, 11/6/17	1,670,000	1,675,793
AbbVie, Inc., 2.90%, 11/6/22	1,540,000	1,492,263
AbbVie, Inc., 3.60%, 5/14/25	1,050,000	1,038,334
AbbVie, Inc., 4.40%, 11/6/42	1,790,000	1,694,074
Actavis Funding SCS, 3.85%, 6/15/24	1,810,000	1,789,002
Actavis Funding SCS, 4.55%, 3/15/35	750,000	713,219
Actavis, Inc., 1.875%, 10/1/17	1,290,000	1,292,025
Actavis, Inc., 3.25%, 10/1/22	1,110,000	1,076,415
Actavis, Inc., 4.625%, 10/1/42	450,000	419,512
Baxalta, Inc., 4.00%, 6/23/25(2)	1,600,000	1,592,776
Forest Laboratories LLC, 4.875%, 2/15/21(2)	1,930,000	2,093,091
Merck & Co., Inc., 3.70%, 2/10/45	650,000	579,849
Perrigo Finance plc, 3.90%, 12/15/24	1,800,000	1,778,206

Roche Holdings, Inc., 6.00%, 3/1/19(2)	339,000	385,708
Roche Holdings, Inc., 3.35%, 9/30/24(2)	830,000	837,682
Roche Holdings, Inc., 4.00%, 11/28/44(2)	1,000,000	964,439
		19,422,388
Real Estate Investment Trusts (REITs) — 0.7%
DDR Corp., 4.75%, 4/15/18	920,000	981,773
DDR Corp., 3.625%, 2/1/25	1,170,000	1,124,069
Essex Portfolio LP, 3.625%, 8/15/22	710,000	712,129
Essex Portfolio LP, 3.375%, 1/15/23	370,000	363,944
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,175,303
Health Care REIT, Inc., 2.25%, 3/15/18	390,000	392,949
Health Care REIT, Inc., 3.75%, 3/15/23	860,000	851,723
Hospitality Properties Trust, 4.65%, 3/15/24	2,490,000	2,485,371
Hospitality Properties Trust, 4.50%, 3/15/25	1,050,000	1,033,306
Host Hotels & Resorts LP, 6.00%, 10/1/21	760,000	862,887
Host Hotels & Resorts LP, 3.75%, 10/15/23	660,000	647,741
Kilroy Realty LP, 3.80%, 1/15/23	2,350,000	2,344,590
Senior Housing Properties Trust, 4.75%, 5/1/24	1,280,000	1,286,441
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	790,000	796,449
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	820,000	888,760
		15,947,435
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,552,086
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	575,000	598,743
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,390,000	1,348,588
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	500,000	462,790
CSX Corp., 4.25%, 6/1/21	760,000	822,324
CSX Corp., 3.40%, 8/1/24	1,400,000	1,401,564
Norfolk Southern Corp., 5.75%, 4/1/18	900,000	994,986
Norfolk Southern Corp., 3.25%, 12/1/21	1,106,000	1,135,148
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(2)	670,000	674,763
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	640,000	652,034
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)	870,000	843,628
Union Pacific Corp., 4.00%, 2/1/21	1,100,000	1,187,315
Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,236,471
		12,910,440
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	1,300,000	1,313,000
Software — 0.5%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	1,390,000	1,459,500
Microsoft Corp., 2.375%, 5/1/23	770,000	745,807
Microsoft Corp., 2.70%, 2/12/25	3,120,000	3,005,574
Oracle Corp., 2.50%, 10/15/22	1,735,000	1,671,428
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,045,822
Oracle Corp., 3.40%, 7/8/24	730,000	731,646
Oracle Corp., 2.95%, 5/15/25	2,030,000	1,954,717
Oracle Corp., 4.30%, 7/8/34	960,000	945,671
		12,560,165

Specialty Retail — 0.3%
Home Depot, Inc. (The), 2.625%, 6/1/22	1,310,000	1,289,966
Home Depot, Inc. (The), 5.95%, 4/1/41	1,960,000	2,383,015
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	2,010,000	2,110,500
United Rentals North America, Inc., 4.625%, 7/15/23	1,260,000	1,240,281
		7,023,762
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 1.00%, 5/3/18	920,000	910,098
Apple, Inc., 2.85%, 5/6/21	1,310,000	1,328,926
Apple, Inc., 3.20%, 5/13/25	2,620,000	2,605,598
Dell, Inc., 2.30%, 9/10/15	480,000	480,600
Dell, Inc., 3.10%, 4/1/16	180,000	180,450
Hewlett-Packard Co., 4.30%, 6/1/21	1,200,000	1,246,784
Seagate HDD Cayman, 4.75%, 6/1/23	2,300,000	2,344,631
		9,097,087
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	910,000	955,500
PVH Corp., 4.50%, 12/15/22	1,506,000	1,498,470
		2,453,970
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,106,868
Sprint Communications, 6.00%, 12/1/16	560,000	581,350
Sprint Communications, 9.00%, 11/15/18(2)	1,320,000	1,493,923
T-Mobile USA, Inc., 6.46%, 4/28/19	1,230,000	1,269,975
		5,452,116
TOTAL CORPORATE BONDS (Cost $745,256,213)		739,083,559
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 25.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.5%
FHLMC, VRN, 1.75%, 7/15/15	1,006,609	1,031,873
FHLMC, VRN, 1.84%, 7/15/15	2,230,370	2,292,703
FHLMC, VRN, 1.96%, 7/15/15	1,373,500	1,419,892
FHLMC, VRN, 1.98%, 7/15/15	1,671,755	1,723,970
FHLMC, VRN, 2.07%, 7/15/15	3,501,066	3,559,700
FHLMC, VRN, 2.26%, 7/15/15	3,289,898	3,518,706
FHLMC, VRN, 2.33%, 7/15/15	4,204,556	4,249,873
FHLMC, VRN, 2.40%, 7/15/15	1,327,807	1,420,915
FHLMC, VRN, 2.42%, 7/15/15	2,078,859	2,221,127
FHLMC, VRN, 2.48%, 7/15/15	3,535,527	3,784,952
FHLMC, VRN, 2.50%, 7/15/15	662,460	706,861
FHLMC, VRN, 2.55%, 7/15/15	278,570	295,390
FHLMC, VRN, 2.87%, 7/15/15	1,199,281	1,233,431
FHLMC, VRN, 3.01%, 7/15/15	2,617,751	2,789,617
FHLMC, VRN, 3.24%, 7/15/15	486,813	519,566
FHLMC, VRN, 3.29%, 7/15/15	1,523,149	1,618,930
FHLMC, VRN, 3.56%, 7/15/15	362,701	385,594
FHLMC, VRN, 3.73%, 7/15/15	1,062,383	1,110,372
FHLMC, VRN, 3.78%, 7/15/15	495,190	517,595
FHLMC, VRN, 4.06%, 7/15/15	675,257	709,223

FHLMC, VRN, 4.20%, 7/15/15	2,324,885	2,446,739
FHLMC, VRN, 4.74%, 7/15/15	546,136	575,942
FHLMC, VRN, 5.13%, 7/15/15	469,214	499,935
FHLMC, VRN, 5.78%, 7/15/15	1,995,730	2,134,531
FHLMC, VRN, 5.93%, 7/15/15	1,172,434	1,249,947
FHLMC, VRN, 6.12%, 7/15/15	697,091	748,065
FNMA, VRN, 1.92%, 7/25/15	8,986,956	9,451,712
FNMA, VRN, 1.94%, 7/25/15	1,221,163	1,285,892
FNMA, VRN, 1.94%, 7/25/15	9,865,550	10,388,483
FNMA, VRN, 1.94%, 7/25/15	4,832,099	5,088,229
FNMA, VRN, 1.94%, 7/25/15	2,723,757	2,868,132
FNMA, VRN, 2.20%, 7/25/15	3,459,593	3,690,284
FNMA, VRN, 2.31%, 7/25/15	370,069	395,171
FNMA, VRN, 2.34%, 7/25/15	3,163,946	3,371,909
FNMA, VRN, 2.71%, 7/25/15	1,784,151	1,828,206
FNMA, VRN, 3.10%, 7/25/15	529,710	558,121
FNMA, VRN, 3.36%, 7/25/15	433,695	453,279
FNMA, VRN, 3.68%, 7/25/15	711,341	746,165
FNMA, VRN, 3.92%, 7/25/15	1,002,678	1,060,075
FNMA, VRN, 5.06%, 7/25/15	1,034,802	1,112,121
FNMA, VRN, 6.05%, 7/25/15	163,151	175,971
		85,239,199
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 22.0%
FHLMC, 6.50%, 6/1/16	822	834
FHLMC, 6.50%, 6/1/16	320	325
FHLMC, 5.00%, 4/1/19	669,935	710,243
FHLMC, 7.00%, 9/1/27	424	498
FHLMC, 6.50%, 1/1/28	654	749
FHLMC, 7.00%, 2/1/28	109	128
FHLMC, 6.50%, 3/1/29	3,984	4,646
FHLMC, 6.50%, 6/1/29	4,079	4,674
FHLMC, 7.00%, 8/1/29	498	565
FHLMC, 6.50%, 5/1/31	114	131
FHLMC, 6.50%, 5/1/31	2,503	2,869
FHLMC, 6.50%, 6/1/31	84	96
FHLMC, 6.50%, 6/1/31	344	394
FHLMC, 5.50%, 12/1/33	49,932	56,489
FHLMC, 6.00%, 2/1/38	459,943	520,887
FHLMC, 5.50%, 4/1/38	256,642	287,355
FHLMC, 6.00%, 5/1/38	422,593	480,072
FHLMC, 6.00%, 8/1/38	46,230	52,460
FHLMC, 5.50%, 9/1/38	1,413,998	1,593,064
FHLMC, 6.50%, 7/1/47	3,937	4,372
FNMA, 3.00%, 7/14/15(5)	20,800,000	20,674,872
FNMA, 3.50%, 7/14/15(5)	84,420,000	86,838,829
FNMA, 4.00%, 7/14/15(5)	85,285,000	90,247,190
FNMA, 4.50%, 7/14/15(5)	44,250,000	47,810,742
FNMA, 5.00%, 7/14/15(5)	16,650,000	18,391,977
FNMA, 5.50%, 7/14/15(5)	26,240,000	29,469,159

FNMA, 5.50%, 12/1/16	4,063	4,154
FNMA, 5.50%, 12/1/16	538	548
FNMA, 6.50%, 1/1/26	2,852	3,277
FNMA, 7.00%, 12/1/27	466	502
FNMA, 6.50%, 1/1/28	485	558
FNMA, 7.50%, 4/1/28	2,465	2,797
FNMA, 7.00%, 5/1/28	2,369	2,504
FNMA, 7.00%, 6/1/28	79	87
FNMA, 6.50%, 1/1/29	580	674
FNMA, 6.50%, 4/1/29	1,778	2,042
FNMA, 7.00%, 7/1/29	647	711
FNMA, 7.50%, 7/1/29	5,564	6,375
FNMA, 7.50%, 9/1/30	1,296	1,533
FNMA, 6.625%, 11/15/30	17,010,000	24,023,291
FNMA, 5.00%, 7/1/31	4,394,167	4,874,169
FNMA, 7.00%, 9/1/31	6,939	7,521
FNMA, 6.50%, 1/1/32	2,090	2,401
FNMA, 6.50%, 8/1/32	9,386	10,784
FNMA, 5.50%, 6/1/33	26,730	30,186
FNMA, 5.50%, 7/1/33	177,348	200,046
FNMA, 5.50%, 8/1/33	66,119	74,593
FNMA, 5.50%, 9/1/33	86,228	98,381
FNMA, 5.00%, 11/1/33	374,212	415,206
FNMA, 6.00%, 12/1/33	1,263,854	1,441,740
FNMA, 5.50%, 1/1/34	85,016	95,938
FNMA, 5.50%, 12/1/34	196,367	220,574
FNMA, 4.50%, 1/1/35	321,842	349,416
FNMA, 5.00%, 8/1/35	163,214	180,520
FNMA, 5.00%, 2/1/36	1,260,906	1,395,042
FNMA, 5.50%, 7/1/36	72,451	81,382
FNMA, 5.50%, 2/1/37	33,444	37,529
FNMA, 6.00%, 4/1/37	262,988	300,741
FNMA, 6.00%, 7/1/37	703,169	807,464
FNMA, 6.00%, 8/1/37	532,021	607,817
FNMA, 6.50%, 8/1/37	88,967	99,566
FNMA, 6.00%, 9/1/37	570,380	647,833
FNMA, 6.00%, 11/1/37	231,086	263,527
FNMA, 5.50%, 2/1/38	1,667,621	1,876,796
FNMA, 5.50%, 2/1/38	265,115	297,373
FNMA, 5.50%, 6/1/38	551,298	624,463
FNMA, 5.00%, 1/1/39	343,018	381,720
FNMA, 4.50%, 2/1/39	892,656	966,142
FNMA, 5.50%, 3/1/39	1,344,135	1,508,771
FNMA, 4.50%, 4/1/39	649,824	712,885
FNMA, 4.50%, 5/1/39	1,617,588	1,782,449
FNMA, 6.50%, 5/1/39	303,140	348,284
FNMA, 4.50%, 6/1/39	1,050,840	1,142,206
FNMA, 5.00%, 8/1/39	960,131	1,069,983
FNMA, 4.50%, 9/1/39	2,702,198	2,958,655

FNMA, 4.50%, 10/1/39	2,652,312	2,903,357
FNMA, 5.00%, 4/1/40	3,006,559	3,331,475
FNMA, 5.00%, 4/1/40	4,909,058	5,432,649
FNMA, 5.00%, 6/1/40	4,775,271	5,278,557
FNMA, 4.00%, 10/1/40	2,602,386	2,779,885
FNMA, 4.50%, 11/1/40	2,273,682	2,478,143
FNMA, 4.00%, 8/1/41	4,622,330	4,930,694
FNMA, 4.50%, 9/1/41	2,397,674	2,600,718
FNMA, 3.50%, 10/1/41	3,686,202	3,803,721
FNMA, 5.00%, 1/1/42	10,594,157	11,712,346
FNMA, 3.50%, 5/1/42	2,915,097	3,008,399
FNMA, 3.50%, 6/1/42	2,828,694	2,919,796
FNMA, 3.50%, 9/1/42	5,566,574	5,746,438
FNMA, 6.50%, 8/1/47	12,688	14,177
FNMA, 6.50%, 8/1/47	23,271	26,010
FNMA, 6.50%, 9/1/47	23,727	26,528
FNMA, 6.50%, 9/1/47	1,696	1,895
FNMA, 6.50%, 9/1/47	8,908	9,959
FNMA, 6.50%, 9/1/47	12,945	14,477
FNMA, 6.50%, 9/1/47	3,457	3,864
GNMA, 3.00%, 7/20/15(5)	22,800,000	22,975,011
GNMA, 3.50%, 7/20/15(5)	7,650,000	7,920,439
GNMA, 3.50%, 7/20/15(5)	10,000,000	10,359,763
GNMA, 4.00%, 7/20/15(5)	23,800,000	25,194,531
GNMA, 7.00%, 11/15/22	1,340	1,457
GNMA, 7.00%, 4/20/26	406	480
GNMA, 7.50%, 8/15/26	859	1,036
GNMA, 8.00%, 8/15/26	424	493
GNMA, 7.50%, 5/15/27	925	1,035
GNMA, 8.00%, 6/15/27	1,314	1,371
GNMA, 7.50%, 11/15/27	209	216
GNMA, 7.00%, 2/15/28	423	430
GNMA, 7.50%, 2/15/28	379	388
GNMA, 6.50%, 3/15/28	1,364	1,557
GNMA, 7.00%, 4/15/28	228	229
GNMA, 6.50%, 5/15/28	3,776	4,310
GNMA, 7.00%, 12/15/28	742	773
GNMA, 7.00%, 5/15/31	3,981	4,832
GNMA, 6.00%, 7/15/33	1,073,182	1,254,875
GNMA, 4.50%, 8/15/33	1,356,067	1,485,455
GNMA, 5.00%, 3/20/36	165,871	185,261
GNMA, 5.00%, 4/20/36	345,357	384,739
GNMA, 5.00%, 5/20/36	532,852	594,333
GNMA, 5.50%, 1/15/39	1,247,155	1,441,263
GNMA, 6.00%, 1/20/39	75,960	86,417
GNMA, 6.00%, 2/20/39	434,075	493,592
GNMA, 4.50%, 6/15/39	3,562,533	3,911,002
GNMA, 5.50%, 9/15/39	175,800	200,914
GNMA, 5.00%, 10/15/39	1,977,052	2,228,440

GNMA, 4.50%, 1/15/40	2,129,664	2,313,756
GNMA, 4.00%, 11/20/40	5,434,331	5,818,977
GNMA, 4.00%, 12/15/40	1,944,484	2,071,024
GNMA, 4.50%, 6/15/41	1,208,634	1,338,727
GNMA, 4.50%, 7/20/41	2,393,066	2,612,003
GNMA, 3.50%, 4/20/42	10,955,935	11,382,263
GNMA, 3.50%, 6/20/42	23,550,297	24,476,415
GNMA, 3.50%, 7/20/42	4,332,215	4,501,466
		537,387,137
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $620,307,747)		622,626,336
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 5.5%
Private Sponsor Collateralized Mortgage Obligations — 4.8%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.50%, 7/1/15	3,316,455	3,317,513
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	318,733	251,174
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 7/1/15	2,358,884	2,372,945
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.66%, 7/1/15	935,422	936,949
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	157,093	157,210
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 7/1/15	3,923,430	3,920,024
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	448,884	470,182
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.70%, 7/1/15	742,035	742,945
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	305,778	320,323
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.24%, 7/1/15	2,532,222	2,515,887
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.98%, 7/1/15	6,224,897	6,137,926
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.11%, 7/1/15	490,037	484,497
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	229,585	241,063
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	22,748	22,374
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	78,085	75,964
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 7/1/15	144,150	142,827
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR6, Class 2A1, VRN, 2.68%, 7/1/15	1,484,142	1,486,968
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.24%, 7/1/15	4,364,415	4,333,393
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.94%, 7/1/15	997,969	955,292
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.29%, 7/1/15	1,586,453	1,545,738
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.68%, 7/1/15	3,504,196	3,491,704
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.69%, 7/1/15	3,012,118	3,015,064
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.68%, 7/1/15	2,851,151	2,864,360
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.72%, 7/1/15	2,461,744	2,486,000
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	82,002	83,223
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.93%, 7/1/15	415,635	412,071
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 7/1/15	664,175	631,721
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.61%, 7/1/15	917,231	925,601
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 7/1/15(2)	1,221,934	1,207,233
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.70%, 7/1/15	3,387,360	3,478,766
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	115,287	120,997
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.17%, 7/25/15	2,773,318	2,733,063
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.46%, 7/1/15	2,726,218	2,747,251
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 7/1/15	279,077	278,091
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/15	426,315	428,744
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 7/1/15(2)	3,201,492	3,275,096

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 2.52%, 7/1/15	1,949,147	1,946,537
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.45%, 7/1/15	1,019,638	1,021,287
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 7/1/15	1,833,370	1,834,146
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 7/27/15	4,771,914	4,604,015
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	198,395	204,911
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 7/1/15	5,912,670	5,887,548
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 7/1/15	160,571	161,059
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.75%, 7/1/15	2,258,039	2,271,610
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 2.74%, 7/1/15	1,182,767	1,192,626
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.72%, 7/1/15	3,450,703	3,537,918
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 7/1/15	3,756,505	3,783,721
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-14, Class 2A1, 5.50%, 12/25/35	1,054,904	1,078,245
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	654,106	671,795
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	1,110,989	1,134,759
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	1,291,404	1,358,270
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	4,080,986	4,300,874
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A9 SEQ, 5.25%, 10/25/35	894,683	931,006
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.66%, 7/1/15	1,785,316	1,829,054
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.65%, 7/1/15	2,596,585	2,647,381
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.65%, 7/1/15	2,856,243	2,916,360
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.65%, 7/1/15	2,530,062	2,596,174
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 4.89%, 7/1/15	356,931	354,217
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.64%, 7/1/15	2,730,680	2,758,473
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 7/1/15	2,507,455	2,515,381
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,050,331	1,080,780
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	2,081,693	2,167,428
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	350,495	351,493
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	668,046	694,911
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	528,830	549,802
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	796,345	824,057
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	603,746	625,267
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	139,449	144,185
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 7/1/15	389,097	388,095
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,737,973	1,837,766
		118,811,330
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLMC, Series 2684, Class FP, VRN, 0.69%, 7/15/15	434,726	436,244
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	208,523	227,097
FHLMC, Series 3397, Class GF, VRN, 0.69%, 7/15/15	3,449,913	3,485,871
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	387	421
FNMA, Series 2006-43, Class FM, VRN, 0.49%, 7/25/15	395,508	396,685
FNMA, Series 2007-36, Class FB, VRN, 0.59%, 7/25/15	321,243	323,457
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	7,251,206	7,255,088
FNMA, Series 2014-M5, Class FA, VRN, 0.55%, 7/1/15	4,620,060	4,625,251
		16,750,114
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,339,445)		135,561,444
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 5.2%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/15	1,125,000	1,137,112

Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	7,000,000	6,933,937
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.99%, 7/15/15(2)	6,150,000	6,138,214
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, VRN, 3.49%, 7/1/15(2)	5,750,000	5,663,460
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	7,000,000	6,983,217
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.14%, 7/15/15(2)	11,400,000	11,400,581
COMM Mortgage Trust, Series 2015-LC21, Class AM, 4.04%, 7/10/48	5,000,000	5,142,325
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.99%, 7/15/15(2)	8,950,000	8,946,420
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	4,775,000	5,168,701
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 7/1/15	5,700,000	5,988,634
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	7,625,000	7,996,383
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.35%, 7/1/15(2)	4,000,000	3,894,532
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	7,000,000	6,987,274
Core Industrial Trust, Series 2015-WEST, Class A, 3.29%, 2/10/37(2)	7,525,000	7,422,171
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,700,000	2,707,844
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(2)	1,162,527	1,157,478
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 7/10/15(2)	5,000,000	5,040,155
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/15	3,475,000	3,602,074
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	2,950,000	3,197,493
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.09%, 7/15/15(2)	6,850,000	6,821,220
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	260,558	263,571
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/15	1,801,636	1,802,762
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 7/11/15	1,775,000	1,779,134
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.52%, 7/1/15(2)	5,000,000	5,127,647
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/15(2)	6,000,000	6,023,886
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $127,269,790)		127,326,225
ASSET-BACKED SECURITIES(4) — 4.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(2)	5,000,000	5,054,697
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(2)	1,625,000	1,627,056
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	5,050,000	5,170,276
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21	5,500,000	5,488,139
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.55%, 7/15/15	5,525,000	5,527,061
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.44%, 7/15/15	5,825,000	5,791,425
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 7/7/15(2)	6,266,300	6,248,942
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	3,063,016	3,061,818
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	2,381,727	2,380,199
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(2)	11,107,998	11,111,297
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.36%, 7/15/15	4,283,382	4,279,352
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.74%, 7/10/15(2)	3,192,262	3,193,639
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.59%, 7/10/15(2)	4,548,232	4,543,370
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	1,603,614	1,613,310
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	5,504,379	5,462,950
John Deere Owner Trust, Series 2012 B, Class A3 SEQ, 0.53%, 7/15/16	517,452	517,448
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	4,030,158	4,030,251
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	4,950,000	4,954,549
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	4,421,915	4,416,074
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(2)	4,689,515	4,740,945
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	5,467,314	5,472,887

Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)		5,525,000	5,530,724
TOTAL ASSET-BACKED SECURITIES (Cost $100,340,509)			100,216,409
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.7%
Brazil — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19		$270,000	300,375
Brazilian Government International Bond, 4.875%, 1/22/21		1,810,000	1,895,975
Brazilian Government International Bond, 2.625%, 1/5/23		860,000	763,250
Brazilian Government International Bond, 4.25%, 1/7/25		760,000	734,350
			3,693,950
Canada†
Province of Ontario Canada, 1.00%, 7/22/16		900,000	904,299
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		920,000	962,780
Chile Government International Bond, 3.625%, 10/30/42		500,000	450,625
			1,413,405
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		1,970,000	2,065,545
Colombia Government International Bond, 6.125%, 1/18/41		820,000	893,800
			2,959,345
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		1,300,000	1,624,966
Mexico — 0.4%
Mexico Government International Bond, MTN, 5.95%, 3/19/19		1,450,000	1,629,800
Mexico Government International Bond, 4.00%, 10/2/23		3,880,000	3,992,520
Mexico Government International Bond, 6.05%, 1/11/40		270,000	308,475
Mexico Government International Bond, MTN, 4.75%, 3/8/44		2,770,000	2,659,200
			8,589,995
Norway — 1.4%
Norway Government Bond, 3.75%, 5/25/21(2)	NOK	238,000,000	34,420,642
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$730,000	912,500
Peruvian Government International Bond, 5.625%, 11/18/50		1,240,000	1,388,800
			2,301,300
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		1,590,000	1,723,242
Philippine Government International Bond, 6.375%, 10/23/34		730,000	969,988
			2,693,230
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		450,000	500,355
Poland Government International Bond, 3.00%, 3/17/23		1,050,000	1,033,515
			1,533,870
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		760,000	780,900
South Korea†
Export-Import Bank of Korea, 3.75%, 10/20/16		750,000	775,658
Spain — 1.0%
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	24,400,000	25,618,708

Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23	$2,570,000	2,399,738
Turkey Government International Bond, 4.25%, 4/14/26	300,000	287,382
Turkey Government International Bond, 4.875%, 4/16/43	620,000	566,500
		3,253,620
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	340,000	291,550
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $98,415,072)		90,855,438
MUNICIPAL SECURITIES — 1.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	1,230,000	1,587,032
California GO, (Building Bonds), 7.55%, 4/1/39	700,000	1,014,811
California GO, (Building Bonds), 7.30%, 10/1/39	1,410,000	1,963,495
California GO, (Building Bonds), 7.60%, 11/1/40	345,000	512,584
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	2,543,000	2,368,652
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	925,000	1,000,304
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	400,000	554,848
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	370,000	437,344
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	275,000	326,238
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	1,665,000	2,156,924
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	470,000	615,484
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	555,000	647,879
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	450,000	626,495
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	730,000	983,128
New York City Municipal Water Finance Authority Water & Sewer System Rev., (Building Bonds), 5.95%, 6/15/42	325,000	408,346
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	335,000	423,065
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	390,000	435,942
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	200,000	244,892
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	420,000	480,988
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	421,612
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	1,000,000	960,790
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	1,000,000	1,157,240
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	375,000	450,488
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	1,605,000	1,779,399
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	280,000	350,686
San Diego County Regional Airport Authority Rev., Series 2014 B, (Taxable Senior Consol Rental Car), 5.59%, 7/1/43	750,000	808,680
San Diego County Water Authority Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49	460,000	576,260
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	1,100,000	1,313,488
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	515,000	694,004
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	920,000	1,097,992
University of California Rev., Series 2013 AJ, 4.60%, 5/15/31	500,000	526,070
TOTAL MUNICIPAL SECURITIES (Cost $24,700,843)		26,925,160
TEMPORARY CASH INVESTMENTS — 7.6%
Credit Agricole, 0.06%, 7/1/15(6)	115,902,000	115,901,993
Crown Point Capital Co., 0.12%, 7/1/15(2)(6)	23,827,000	23,826,900
Lexington Parker Capital, 0.12%, 7/1/15(2)(6)	39,052,000	39,051,835

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $1,022,267), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $1,001,871)		1,001,868
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $4,091,472), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $4,008,001)		4,008,000
SSgA U.S. Government Money Market Fund, Class N	996,311	996,311
TOTAL TEMPORARY CASH INVESTMENTS (Cost $184,787,179)		184,786,907
TOTAL INVESTMENT SECURITIES — 116.6% (Cost $2,858,784,138)		2,846,624,209
OTHER ASSETS AND LIABILITIES(7) — (16.6)%		(405,313,375)
TOTAL NET ASSETS — 100.0%		$2,441,310,834

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	16,965	AUD	22,222	Barclays Bank plc	9/16/15	(110)
CAD	7,932,509	USD	6,450,000	Barclays Bank plc	9/16/15	(105,333)
USD	50,496	CAD	62,362	Barclays Bank plc	9/16/15	617
CLP	1,956,898,691	USD	3,070,849	UBS AG	9/16/15	(31,263)
USD	3,040,460	CLP	1,953,495,550	UBS AG	9/16/15	6,160
CZK	41,208,658	USD	1,700,000	Barclays Bank plc	9/16/15	(13,531)
USD	1,715,634	CZK	41,588,927	Deutsche Bank	9/16/15	13,603
EUR	2,950,000	USD	3,296,289	Deutsche Bank	9/16/15	(3,992)
USD	59,296,512	EUR	52,334,274	Barclays Bank plc	9/16/15	889,743
USD	25,787,254	EUR	23,026,534	JPMorgan Chase Bank N.A.	9/16/15	88,886
USD	11,350,084	GBP	7,382,327	Deutsche Bank	9/16/15	(243,062)
USD	11,603,125	JPY	1,441,541,162	Deutsche Bank	9/16/15	(187,157)
KRW	5,258,297,252	USD	4,721,467	Westpac Group	9/16/15	(33,785)
KRW	1,799,325,004	USD	1,615,628	Westpac Group	9/16/15	(11,561)
USD	2,100,000	KRW	2,357,544,000	Westpac Group	9/16/15	(1,710)
USD	34,532,413	NOK	267,128,449	Deutsche Bank	9/16/15	521,782
USD	110,550	NZD	156,248	Barclays Bank plc	9/16/15	5,349
USD	3,325,920	NZD	4,800,000	Barclays Bank plc	9/16/15	94,110
USD	1,707,000	NZD	2,500,000	Barclays Bank plc	9/16/15	23,766
USD	1,748,919	NZD	2,600,000	JPMorgan Chase Bank N.A.	9/16/15	(1,645)
SEK	27,395,630	USD	3,350,000	Barclays Bank plc	9/16/15	(40,057)
SGD	2,043,256	USD	1,508,455	Barclays Bank plc	9/16/15	6,971
SGD	10,889,743	USD	8,150,000	Barclays Bank plc	9/16/15	(73,385)
USD	4,386,462	TWD	135,432,000	UBS AG	9/16/15	(2,900)
						901,496

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread***(%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America Investment Grade 24 Index	35,200,000	Sell	1.00	6/20/20	0.70	(75,346)	499,552

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements and/or forward commitments. At the period end, the aggregate value of securities pledged was $2,708,331.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $327,205,909, which represented 13.4% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)	The rate indicated is the yield to maturity at purchase.

(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	819,242,731	—
Corporate Bonds	—	739,083,559	—
U.S. Government Agency Mortgage-Backed Securities	—	622,626,336	—
Collateralized Mortgage Obligations	—	135,561,444	—
Commercial Mortgage-Backed Securities	—	127,326,225	—
Asset-Backed Securities	—	100,216,409	—
Sovereign Governments and Agencies	—	90,855,438	—
Municipal Securities	—	26,925,160	—
Temporary Cash Investments	996,311	183,790,596	—
	996,311	2,845,627,898	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,650,987	—

Liabilities
Other Financial Instruments
Swap Agreements	—	(75,346)	—
Forward Foreign Currency Exchange Contracts	—	(749,491)	—
	—	(824,837)	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,859,067,214
Gross tax appreciation of investments	$24,107,369
Gross tax depreciation of investments	(36,550,374)
Net tax appreciation (depreciation) of investments	$(12,443,005)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Premium Money Market Fund
June 30, 2015

Premium Money Market - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 46.7%
Bank of Nova Scotia, 0.28%, 9/28/15(2)	15,000,000	14,989,617
Barclays Bank PLC, 0.24%, 8/14/15 (LOC: Barclays Bank PLC)	15,000,000	14,995,600
Bennington Stark Capital Co. LLC, 0.24%, 7/8/15 (LOC: Societe Generale SA)(2)	35,000,000	34,998,366
Chariot Funding LLC, 0.28%, 10/13/15(2)	15,000,000	14,987,867
Chariot Funding LLC, 0.33%, 10/15/15(2)	5,000,000	4,995,878
Chariot Funding LLC, 0.30%, 10/23/15(2)	10,000,000	9,990,500
Chariot Funding LLC, 0.35%, 11/6/15(2)	5,000,000	4,994,667
Chariot Funding LLC, 0.30%, 11/9/15(2)	30,000,000	29,967,250
City & County of San Francisco, 0.15%, 7/24/15 (LOC: Bank of Tokyo and Royal Bank of Canada)	10,000,000	10,000,000
Coca-Cola Co., 0.25%, 11/9/15(2)	5,000,000	4,995,451
Coca-Cola Co., 0.28%, 11/9/15(2)	20,000,000	19,981,806
CRC Funding LLC, 0.33%, 8/3/15(2)	10,000,000	9,998,350
CRC Funding LLC, 0.20%, 9/24/15(2)	25,000,000	24,988,194
Credit Agricole Corporate and Investment Bank, 0.06%, 7/1/15 (LOC: Credit Agricole SA)	44,100,000	44,100,000
Crown Point Capital Co. LLC, 0.19%, 7/7/15(2)	22,000,000	21,999,303
Jupiter Securitization Co. LLC, 0.33%, 9/10/15(2)	10,000,000	9,994,478
Jupiter Securitization Co. LLC, 0.30%, 10/30/15(2)	15,000,000	14,984,875
Jupiter Securitization Co. LLC, 0.30%, 11/6/15(2)	20,000,000	19,978,667
Jupiter Securitization Co. LLC, 0.35%, 11/19/15(2)	15,000,000	14,979,437
Lexington Parker Capital, 0.19%, 7/7/15(2)	15,000,000	14,999,525
Long Island Power Authority, 0.17%, 7/28/15 (LOC: Royal Bank of Canada)	15,000,000	15,000,000
Los Angeles County Metropolitan Transportation Authority, 0.18%, 7/30/15 (LOC: MUFG Union Bank N.A.)	7,500,000	7,500,000
MUFG Union Bank N.A., 0.19%, 7/13/15	30,000,000	29,998,100
MUFG Union Bank N.A., 0.19%, 7/28/15	15,000,000	14,997,862
Municipal Electricity Authority of Georgia, 0.16%, 8/5/15 (LOC: Wells Fargo Bank N.A.)	5,000,000	5,000,000
Old Line Funding LLC, 0.28%, 9/2/15 (LOC: Royal Bank of Canada)(2)	10,000,000	9,995,100
Old Line Funding LLC, 0.27%, 9/18/15 (LOC: Royal Bank of Canada)(2)	40,000,000	40,000,000
Old Line Funding LLC, 0.30%, 10/26/15 (LOC: Royal Bank of Canada)(2)	8,500,000	8,491,713
Regents of the University of California, 0.16%, 9/15/15	10,000,000	9,996,622
Ridgefield Funding Co. LLC, 0.26%, 11/25/15 (LOC: BNP Paribas)	10,000,000	10,000,000
SSM Health Care Corp., 0.17%, 7/17/15	8,000,000	7,999,396
Thunder Bay Funding LLC, 0.27%, 9/15/15 (LOC: Royal Bank of Canada)(2)	10,000,000	10,000,000
Thunder Bay Funding LLC, 0.27%, 10/23/15 (LOC: Royal Bank of Canada)(2)	25,000,000	24,978,625
Thunder Bay Funding LLC, 0.27%, 11/17/15 (LOC: Royal Bank of Canada)(2)	20,000,000	20,000,000
Thunder Bay Funding LLC, 0.27%, 11/17/15 (LOC: Royal Bank of Canada)(2)	10,000,000	10,000,000
Toronto-Dominion Holdings USA, 0.24%, 8/25/15 (LOC: Toronto-Dominion Bank)(2)	10,000,000	9,996,333
Toronto-Dominion Holdings USA, 0.22%, 10/13/15 (LOC: Toronto-Dominion Bank)(2)	5,000,000	4,996,822
Toronto-Dominion Holdings USA, 0.22%, 10/19/15 (LOC: Toronto-Dominion Bank)(2)	30,000,000	29,979,833
Toyota Motor Credit Corp., 0.24%, 8/17/15	40,000,000	39,987,467
Toyota Motor Credit Corp., 0.23%, 10/14/15	20,000,000	19,986,583
TOTAL COMMERCIAL PAPER		669,824,287

MUNICIPAL SECURITIES — 23.6%
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.12%, 7/2/15 (LOC: FNMA)	1,885,000	1,885,000
Alabama Industrial Development Authority, (Simcala, Inc.), VRDN, 0.17%, 7/2/15 (LOC: JP Morgan Chase Bank N.A.)	475,000	475,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.10%, 7/2/15 (LOC: Comerica Bank)	1,895,000	1,895,000
Alameda County Industrial Development Authority Rev., (White Brothers), VRDN, 0.10%, 7/2/15 (LOC: Comerica Bank)	1,960,000	1,960,000
Alameda County Industrial Development Authority Rev., Series 2004 A, (Bema Electronic Manufacturing), VRDN, 0.10%, 7/2/15 (LOC: Comerica Bank)	2,480,000	2,480,000
Alameda County Industrial Development Authority Rev., VRDN 0.24%, 7/2/15 (LOC: Comerica Bank)	160,000	160,000
Alameda Public Financing Authority Rev., Series 2003-B, (Alameda Point), VRDN, 0.15%, 7/1/15 (LOC: MUFG Union Bank N.A. and California State Teacher's Retirement System)	3,150,000	3,150,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.06%, 7/1/15	2,100,000	2,100,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.06%, 7/1/15	3,900,000	3,900,000
Arlington County Industrial Development Authority Rev., (Gates Ballston Apartments), VRDN, 0.07%, 7/1/15 (LOC: PNC Bank N.A.)	3,260,000	3,260,000
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.10%, 7/1/15 (LOC: Bayerische Landesbank)	18,500,000	18,500,000
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.04%, 7/1/15 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.09%, 7/1/15	2,000,000	2,000,000
Brevard County Housing Finance Authority Rev., Series 2004 A, (Wickham Club Apartments), VRDN, 0.08%, 7/1/15 (LOC: FNMA)	3,915,000	3,915,000
California Infrastructure & Economic Development Bank Rev., Series 2008 B, (Hillview Mental Health Center, Inc.), VRDN, 0.28%, 7/2/15 (LOC: Comerica Bank)	115,000	115,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.14%, 7/2/15 (LOC: Comerica Bank)	4,375,000	4,375,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.28%, 7/2/15 (LOC: Comerica Bank)	730,000	730,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.28%, 7/2/15 (LOC: Comerica Bank)	390,000	390,000
California Infrastructure & Economic Development Bank, (Bay Photo, Inc.), VRDN, 0.28%, 7/2/15 (LOC: Comerica Bank)	525,000	525,000
California Infrastructure & Economic Development Bank, (iWorks, Inc.), VRDN, 0.15%, 7/2/15 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Municipal Finance Authority Rev., (High Desert), VRDN, 0.28%, 7/2/15 (LOC: MUFG Union Bank N.A.)	140,000	140,000
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 0.12%, 7/2/15 (LOC: Rabobank Nederland N.V.)	1,400,000	1,400,000
California Pollution Control Financing Authority Rev., (Ratto Group, Inc.), VRDN, 0.12%, 7/1/15 (LOC: MUFG Union Bank N.A.)	5,500,000	5,500,000
California State Enterprise Development Authority, Series 2008 B, (Pocino Foods), VRDN, 0.23%, 7/2/15 (LOC: City National Bank and FHLB)	135,000	135,000
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.24%, 7/2/15 (LOC: Comerica Bank)	1,825,000	1,825,000
California Statewide Communities Development Authority Rev., (Canyon Springs Apartments), VRDN, 0.08%, 7/2/15 (LOC: FNMA)	1,100,000	1,100,000
California Statewide Communities Development Authority Rev., (Encanto Homes), VRDN, 0.15%, 7/2/15 (LOC: East West Bank and FHLB)	1,200,000	1,200,000
Charles K Blandin Foundation Rev., Series 2004 B, VRDN, 0.08%, 7/1/15 (LOC: Wells Fargo Bank N.A.)	630,000	630,000
City & County of San Francisco Rev., Series 2002 B, (Carter Terrace Apartments), VRDN, 0.10%, 7/2/15 (LOC: Citibank N.A.)	3,575,000	3,575,000
City of Chicago Rev., (Uptown Preservation Apartments), VRDN, 0.08%, 7/2/15 (LOC: Bank of America N.A.)	1,905,000	1,905,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.13%, 7/1/15 (LOC: JPMorgan Chase Bank N.A.)	1,475,000	1,475,000
City of North Vernon Rev., (Oak Meadows Apartments), VRDN, 0.21%, 7/1/15 (LOC: FHLB) (Acquired 12/15/11, Cost $1,730,000)(3)	1,730,000	1,730,000
City of Salinas COP, (Fairways Golf), VRDN, 0.25%, 7/2/15 (LOC: Rabobank Nederland N.V.)	4,580,000	4,580,000

City of Shawnee, (Simmons Co.), VRDN, 0.21%, 7/1/15 (LOC: Wells Fargo Bank N.A.) (Acquired 8/31/11, Cost $410,000)(3)	410,000	410,000
City of Wright City Rev., (Watlow Process Systems, Inc.), VRDN, 0.21%, 7/2/15 (LOC: Bank of America N.A.)	700,000	700,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.06%, 7/1/15 (LOC: Bank of America N.A.)	1,150,000	1,150,000
Collier County Industrial Development Authority Rev., (Allete, Inc.), VRDN, 0.11%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.18%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	875,000	875,000
Colorado Housing & Finance Authority Rev., Series 2007 B, VRDN, 0.18%, 7/1/15 (SBBPA: JPMorgan Chase Bank N.A.)	13,195,000	13,195,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B, (Closet Factory), VRDN, 0.23%, 7/2/15 (LOC: Colorado Business Bank and FHLB)	400,000	400,000
Connecticut Housing Finance Authority Rev., Series 2009 A-1, VRDN, 0.03%, 7/1/15 (SBBPA: JPMorgan Chase Bank N.A.)	4,175,000	4,175,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.03%, 7/1/15	12,600,000	12,600,000
County of Lake Rev., (Northpoint Association LLC), VRDN, 0.12%, 7/1/15 (LOC: Northern Trust Company)	1,200,000	1,200,000
County of Lake Rev., (Rosewood Apartment), VRDN, 0.11%, 7/2/15 (LOC: FHLMC)	2,900,000	2,900,000
County of Orange Rev., Series 2015 A, 0.58%, 11/2/15	3,200,000	3,200,000
County of Will, (BASF Corp.), VRDN, 0.14%, 7/1/15	1,700,000	1,700,000
Florida Housing Finance Corp. Rev., Series 2002 A-2, (Brentwood Apartments), VRDN, 0.12%, 7/2/15 (LOC: FNMA)	545,000	545,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C-1, (The Methodist Hospital System), VRDN, 0.02%, 7/1/15	5,000,000	5,000,000
Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.15%, 7/1/15 (LOC: FHLMC)	960,000	960,000
Illinois Finance Authority Rev., (Murphy Machine Products, Inc.), VRDN, 0.21%, 7/2/15 (LOC: Bank of America N.A.)	1,910,000	1,910,000
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 0.03%, 7/1/15 (LOC: JPMorgan Chase Bank N.A.)	9,720,000	9,720,000
Kentucky Housing Corp. Rev., Series 2007 O, VRDN, 0.13%, 7/2/15 (LOC: Kentucky Housing Corp.)	6,150,000	6,150,000
Lake County Industrial Development Authority Rev., (Senninger Irrigation), VRDN, 0.12%, 7/1/15 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
Lansing Economic Development Corp., (Accident Fund), VRDN, 0.19%, 7/2/15 (LOC: FHLB)	8,255,000	8,255,000
Lee County Housing Finance Authority Rev., Series 2002 B, (University Club Apartment), VRDN, 0.22%, 7/2/15 (LOC: FNMA)	495,000	495,000
Long Island Power Authority Electric System Rev., Series 1998 2-B, VRDN, 0.04%, 7/1/15 (LOC: Bayerische Landesbank)	13,250,000	13,250,000
Long Island Power Authority Electric System Rev., Series 1998 A-1, VRDN, 0.10%, 7/1/15 (LOC: Bayerische Landesbank)	6,400,000	6,400,000
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Hollybrook Enterprises LLC), VRDN, 0.17%, 7/2/15 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	380,000	380,000
Maine State Housing Authority Mortgage Rev., Series 2005 G, VRDN, 0.10%, 7/2/15 (SBBPA: State Street Bank & Trust Co.)	2,900,000	2,900,000
Maine State Housing Authority Mortgage Rev., Series 2006 D-3, VRDN, 0.10%, 7/2/15 (LOC: State Street Bank & Trust Co.)	3,000,000	3,000,000
Maricopa County Industrial Development Authority Rev., Series 2003 A, (Sonora Vista Apartments), VRDN, 0.21%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	1,195,000	1,195,000
Massachusetts Housing Finance Agency Rev., Series 2009 B, VRDN, 0.13%, 7/1/15 (LOC: Bank of New York Mellon)	6,204,000	6,204,000
Meadow Springs Country Club Rev., VRDN, 0.14%, 7/2/15 (LOC: U.S. Bank N.A.)	865,000	865,000
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.14%, 7/2/15	7,000,000	7,000,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.21%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	1,460,000	1,460,000
Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.17%, 7/2/15 (LOC: Trustmark National Bank and FHLB)	5,025,000	5,025,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 0.14%, 7/2/15 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.05%, 7/1/15 (LOC: Commerce Bank N.A.)	2,400,000	2,400,000

Mobile Industrial Development Board Solid Waste Disposal, (Alabama Power-Barry Plant), VRDN, 0.03%, 7/1/15	3,000,000	3,000,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.06%, 7/1/15 (LOC: Bank of America N.A.)	740,000	740,000
Nassau Health Care Corp. Rev., Series 2009 A, VRDN, 0.13%, 7/1/15 (LOC: JPMorgan Chase Bank N.A.)	5,100,000	5,100,000
Nevada Housing Division Rev., (Multi-Unit Housing), VRDN, 0.11%, 7/2/15 (LOC: Citibank N.A.)	1,065,000	1,065,000
Nevada Housing Division Rev., Series 1997 A, (Multi-Unit Housing), VRDN, 0.10%, 7/2/15 (LOC: U.S. Bank N.A. and FHLB)	1,315,000	1,315,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.12%, 7/1/15 (LOC: FHLMC)	2,075,000	2,075,000
New York City Housing Development Corp. Rev., Series 2003 A, (Upper East Lease Associations), VRDN, 0.08%, 7/1/15 (LOC: Landesbank Baden-Wurttemberg)	18,600,000	18,600,000
New York City Transitional Finance Authority Rev., Series 2002 1-D, (Future Tax Secured Bonds), VRDN, 0.03%, 7/1/15 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,495,000	1,495,000
New York State Housing Finance Agency Rev., (West 37th Street), VRDN, 0.10%, 7/1/15 (LOC: FHLMC)	9,800,000	9,800,000
New York State Housing Finance Agency Rev., Series 2008 A, (West Village Apartments), VRDN, 0.10%, 7/1/15 (LOC: Citibank N.A.)	6,100,000	6,100,000
Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.05%, 7/1/15 (LOC: Bank of America N.A.)	8,290,000	8,290,000
Pennsylvania Economic Development Financing Authority Rev., Series 1991 A, VRDN, 0.33%, 7/2/15 (LOC: PNC Bank N.A.)	765,000	765,000
Pennsylvania Economic Development Financing Authority Rev., Series 2007 A-1, VRDN, 0.16%, 7/2/15 (LOC: PNC Bank N.A.)	700,000	700,000
Putnam County Development Authority Rev., Series 1998, (Georgia Power Co.- Plant Branch), VRDN, 0.06%, 7/1/15	2,825,000	2,825,000
Putnam Hospital Center, (Multi-Mode), VRDN, 0.14%, 7/1/15 (LOC: JPMorgan Chase Bank N.A.) (Acquired 9/13/07, Cost $1,700,000)(3)	1,700,000	1,700,000
Rhode Island Housing & Mortgage Finance Corp. Multifamily Rev., (Fairfield University Heights), VRDN, 0.09%, 7/2/15 (LOC: FHLMC)	2,100,000	2,100,000
San Francisco City & County Redevelopment Agency Rev., Series 2002 D, (Derek Silva Community), VRDN, 0.10%, 7/2/15 (LOC: Citibank N.A.)	1,145,000	1,145,000
South Carolina Jobs-Economic Development Authority Rev., (Health Sciences Medical University), VRDN, 0.18%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	2,600,000	2,600,000
South Carolina State Housing Finance & Development Authority Rev., (Rocky Creek Apartments), VRDN, 0.11%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	3,625,000	3,625,000
St. Paul's Episcopal Church Rev., VRDN, 0.17%, 7/1/15 (LOC: JPMorgan Chase Bank N.A.)	5,400,000	5,400,000
State of Massachusetts GO, 0.25%, 11/1/15	5,000,000	5,000,000
State of Ohio GO, Series 2010 E, 2.53%, 8/1/15	2,500,000	2,504,838
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Company), VRDN, 0.14%, 7/1/15 (LOC: Wells Fargo Bank N.A. and CoBank ACB)	580,000	580,000
Washington Economic Development Finance Authority Rev., Series 2002 B, (B&H Dental Laboratory), VRDN, 0.09%, 7/2/15 (LOC: U.S. Bank N.A.)	1,140,000	1,140,000
Washington Economic Development Finance Authority, Series 1997 A, (Lyn-Tron, Inc.), VRDN, 0.09%, 7/2/15 (LOC: U.S. Bank N.A.)	1,795,000	1,795,000
Washington Economic Development Finance Authority, Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.28%, 7/2/15 (LOC: U.S. Bank N.A.)	1,065,000	1,065,000
Washington Economic Development Finance Authority, Series 2008 D, (Skagit Valley Publishing), VRDN, 0.21%, 7/2/15 (LOC: U.S. Bank N.A.)	2,700,000	2,700,000
Washington State Housing Finance Commission Rev., (Essex Wandering Creek LLC), VRDN, 0.08%, 7/1/15 (LOC: FHLMC)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Hamilton Place Apartments), VRDN, 0.08%, 7/2/15 (LOC: FNMA)	1,725,000	1,725,000
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.16%, 7/1/15 (LOC: FHLMC)	870,000	870,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Renton Centre), VRDN, 0.21%, 7/2/15 (LOC: FNMA)	495,000	495,000
Washington State Housing Finance Commission Rev., Series 2005 A, (Vista Retirement), VRDN, 0.08%, 7/2/15 (LOC: East West Bank and FHLB)	12,200,000	12,200,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.15%, 7/2/15 (LOC: East West Bank and FHLB)	4,370,000	4,370,000
West Memphis Public Facilities Board Rev., (Meadows 1998 Apartments LP), VRDN, 0.09%, 7/2/15 (LOC: FHLMC)	2,000,000	2,000,000

Wisconsin Housing & Economic Development Authority Rev., Series 2004 A, VRDN, 0.08%, 7/1/15 (SBBPA: FHLB)	8,945,000	8,945,000
TOTAL MUNICIPAL SECURITIES		337,433,838
CORPORATE BONDS — 11.5%
2880 Stevens Creek LLC, VRDN, 0.16%, 7/1/15 (LOC: Bank of the West)	4,250,000	4,250,000
Chipmatic/Ottawa Property Group, VRDN, 0.33%, 7/2/15 (LOC: Comerica Bank)	1,880,000	1,880,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.17%, 7/2/15 (LOC: FHLB)	7,401,000	7,401,000
D & I Properties LLC, VRDN, 0.14%, 7/1/15 (LOC: Wells Fargo Bank NA)	3,650,000	3,650,000
DCC Development Corp., VRDN, 0.19%, 7/2/15 (LOC: FHLB)	4,000,000	4,000,000
EMF LLC, VRDN, 0.24%, 7/1/15 (LOC: Comerica Bank)	4,090,000	4,090,000
Fairfield North Texas Associates LP, VRDN, 0.14%, 7/2/15 (LOC: FHLB)	4,800,000	4,800,000
First Baptist Church of Opelika, VRDN, 0.17%, 7/3/15 (LOC: FHLB)	4,550,000	4,550,000
Flatley Hospitality LLC, VRDN, 0.19%, 7/2/15 (LOC: FHLB)	570,000	570,000
General Electric Capital Corp., 1.625%, 7/2/15 (LOC: General Electric Co.)	5,985,000	5,985,224
General Electric Co., MTN, 0.85%, 10/9/15	5,000,000	5,007,122
GFRE Holdings LLC, VRDN, 0.19%, 7/2/15 (LOC: FHLB)	1,350,000	1,350,000
Greenback San Juan Associates LP, VRDN, 0.14%, 7/2/15 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.14%, 7/2/15 (LOC: FHLB)	13,870,000	13,870,000
HHH Investment Co., VRDN, 0.16%, 7/1/15 (LOC: Bank of the West)	7,350,000	7,350,000
Labcon North America, VRDN, 0.22%, 7/1/15 (LOC: Bank of the West)	1,700,000	1,700,000
Lakeport Group LLC, VRDN, 0.20%, 7/1/15 (LOC: MUFG Union Bank N.A.)	3,685,000	3,685,000
Manse on Marsh LP, VRDN, 0.17%, 7/2/15 (LOC: FHLB)	10,410,000	10,410,000
Ness Family Partners LP, VRDN, 0.22%, 7/1/15 (LOC: Bank of the West)	1,320,000	1,320,000
Norlan Partners LP, VRDN, 0.40%, 7/2/15 (LOC: FHLB)(2)	2,360,000	2,360,000
PepsiCo, Inc., 0.70%, 8/13/15	10,000,000	10,004,851
Portland Clinic LLP (The), VRDN, 0.13%, 7/8/15 (LOC: U.S. Bank N.A.)	10,520,000	10,520,000
Provence LLC, VRDN, 0.40%, 7/2/15 (LOC: FHLB)(2)	3,450,000	3,450,000
Relay Relay LLC, VRDN, 0.18%, 7/2/15 (LOC: FHLB)	8,650,000	8,650,000
Salvation Army (The), VRDN, 0.13%, 7/2/15 (LOC: Bank of New York Mellon)	9,500,000	9,500,000
Warren LLC (The), VRDN, 0.14%, 7/2/15 (LOC: FHLB)(2)	6,000,000	6,000,000
Wells Fargo Bank N.A., 0.75%, 7/20/15	15,000,000	15,003,408
World Wildlife Fund, Inc., VRDN, 0.19%, 7/2/15 (LOC: JP Morgan Chase Bank N.A.)	6,000,000	6,000,000
TOTAL CORPORATE BONDS		165,156,605
CERTIFICATES OF DEPOSIT — 7.4%
Bank of Montreal 0.24%, 9/4/15	25,000,000	25,000,000
Bank of Nova Scotia 0.25%, 10/14/15	17,000,000	17,000,000
Bank of Nova Scotia 0.30%, 11/3/15	10,000,000	10,000,000
Bank of Nova Scotia 0.33%, 12/2/15	20,000,000	20,000,000
Royal Bank of Canada 0.57%, 10/9/15	13,600,000	13,612,215
Toronto-Dominion Bank (The) 0.18%, 7/13/15 (LOC: Toronto-Dominion Bank)	10,000,000	10,000,000
Toronto-Dominion Bank (The) 0.19%, 8/11/15 (LOC: Toronto-Dominion Bank)	10,000,000	10,000,000
TOTAL CERTIFICATES OF DEPOSIT		105,612,215
U.S. GOVERNMENT AGENCY SECURITIES — 5.8%
Adjustable-Rate U.S. Government Agency Security — 0.1%
Federal Home Loan Bank, VRN, 0.15%, 7/1/15	1,500,000	1,500,171
Fixed-Rate U.S. Government Agency Securities — 5.7%
Federal Farm Credit Bank, 0.39%, 4/25/16	2,000,000	2,000,000
Federal Home Loan Bank, 0.18%, 8/18/15	10,000,000	9,999,636
Federal Home Loan Bank, 0.14%, 11/12/15	5,000,000	4,997,394
Federal Home Loan Bank, 0.50%, 11/20/15	12,000,000	12,012,517

Federal Home Loan Bank, 0.22%, 2/19/16	15,000,000	14,978,642
Federal Home Loan Bank, 0.34%, 3/14/16	13,000,000	12,997,864
Federal National Mortgage Association, 0.13%, 11/18/15	25,000,000	24,987,847
		81,973,900
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		83,474,071
U.S. TREASURY SECURITIES — 5.7%
U.S. Treasury Bills, 0.10%, 12/31/15(4)	20,000,000	19,989,889
U.S. Treasury Bills, 0.26%, 5/26/16	20,000,000	19,953,250
U.S. Treasury Notes, VRN, 0.06%, 7/7/15	7,500,000	7,498,931
U.S. Treasury Notes, VRN, 0.07%, 7/7/15	17,275,000	17,274,553
U.S. Treasury Notes, VRN, 0.08%, 7/7/15	7,500,000	7,500,380
U.S. Treasury Notes, 2.00%, 1/31/16	10,000,000	10,108,069
TOTAL U.S. TREASURY SECURITIES		82,325,072
TEMPORARY CASH INVESTMENTS — 0.1%
SSgA U.S. Government Money Market Fund, Class N	1,468,256	1,468,256
TOTAL INVESTMENT SECURITIES — 100.8%		1,445,294,344
OTHER ASSETS AND LIABILITIES — (0.8)%		(12,151,440)
TOTAL NET ASSETS — 100.0%		$1,433,142,904

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $397,094,032, which represented 27.7% of total net assets.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,840,000, which represented 0.3% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Commercial Paper	—	669,824,287	—
Municipal Securities	—	337,433,838	—
Corporate Bonds	—	165,156,605	—
Certificates of Deposit	—	105,612,215	—
U.S. Government Agency Securities	—	83,474,071	—
U.S. Treasury Securities	—	82,325,072	—
Temporary Cash Investments	1,468,256	—	—
	1,468,256	1,443,826,088	—

3. Federal Tax Information

As of June 30, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,445,294,344

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Prime Money Market Fund
June 30, 2015

Prime Money Market - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 42.6%
Bank of Nova Scotia, 0.28%, 9/28/15(2)	15,000,000	14,989,617
Barclays Bank PLC, 0.24%, 8/14/15 (LOC: Barclays Bank PLC)	35,000,000	34,989,733
Bennington Stark Capital Co. LLC, 0.24%, 7/8/15 (LOC: Societe Generale SA)(2)	65,000,000	64,996,967
Chariot Funding LLC, 0.33%, 10/13/15(2)	10,000,000	9,991,911
Chariot Funding LLC, 0.30%, 10/23/15(2)	15,000,000	14,985,750
Chariot Funding LLC, 0.30%, 11/2/15(2)	20,000,000	19,979,333
Chariot Funding LLC, 0.35%, 11/6/15(2)	5,000,000	4,994,667
Chariot Funding LLC, 0.30%, 11/9/15(2)	45,000,000	44,950,875
City & County of San Francisco, 0.15%, 8/18/15 (LOC: Bank of Tokyo and Royal Bank of Canada)	16,000,000	16,000,000
City & County of San Francisco, 0.16%, 9/16/15 (LOC: Bank of Tokyo and Royal Bank of Canada)	24,000,000	24,000,000
Coca-Cola Co., 0.30%, 1/7/16(2)	25,000,000	24,960,417
CRC Funding LLC, 0.18%, 8/3/15(2)	15,000,000	14,997,525
CRC Funding LLC, 0.20%, 9/24/15(2)	25,000,000	24,988,194
Credit Agricole Corporate and Investment Bank, 0.06%, 7/1/15 (LOC: Credit Agricole SA)	43,700,000	43,700,000
Crown Point Capital Co. LLC, 0.19%, 7/7/15(2)	43,000,000	42,998,638
Crown Point Capital Co. LLC, 0.20%, 8/14/15(2)	10,000,000	9,997,555
Jupiter Securitization Co. LLC, 0.33%, 9/10/15(2)	15,000,000	14,991,717
Jupiter Securitization Co. LLC, 0.30%, 10/30/15(2)	43,000,000	42,956,642
Jupiter Securitization Co. LLC, 0.30%, 11/6/15(2)	30,000,000	29,968,000
Jupiter Securitization Co. LLC, 0.37%, 11/25/15(2)	5,900,000	5,892,291
Lexington Parker Capital, 0.19%, 7/7/15(2)	60,000,000	59,998,100
Long Island Power Authority, 0.17%, 7/28/15 (LOC: Royal Bank of Canada)	10,000,000	10,000,000
Municipal Electricity Authority of Georgia, 0.16%, 8/5/15 (LOC: Wells Fargo Bank N.A.)	9,000,000	9,000,000
Old Line Funding LLC, 0.28%, 9/2/15 (LOC: Royal Bank of Canada)(2)	25,000,000	24,987,750
Old Line Funding LLC, 0.27%, 9/18/15 (LOC: Royal Bank of Canada)(2)	50,000,000	50,000,000
Old Line Funding LLC, 0.30%, 10/26/15 (LOC: Royal Bank of Canada)(2)	16,500,000	16,483,912
Ridgefield Funding Co. LLC, 0.26%, 8/4/15 (LOC: BNP Paribas)(2)	15,000,000	15,000,000
SSM Health Care Corp., 0.17%, 7/17/15	12,000,000	11,999,093
State of California, 0.19%, 8/25/15 (LOC: Wells Fargo Bank N.A.)	15,000,000	15,000,000
Thunder Bay Funding LLC, 0.27%, 9/15/15 (LOC: Royal Bank of Canada)(2)	30,000,000	30,000,000
Thunder Bay Funding LLC, 0.27%, 11/17/15 (LOC: Royal Bank of Canada)(2)	20,000,000	20,000,000
Thunder Bay Funding LLC, 0.28%, 11/17/15 (LOC: Royal Bank of Canada)(2)	10,000,000	10,000,000
Thunder Bay Funding LLC, 0.32%, 12/22/15 (LOC: Royal Bank of Canada)(2)	25,000,000	25,000,000
Toronto-Dominion Holdings USA, 0.24%, 8/25/15 (LOC: Toronto-Dominion Bank)(2)	15,000,000	14,994,500
Toronto-Dominion Holdings USA, 0.22%, 10/13/15 (LOC: Toronto-Dominion Bank)(2)	5,000,000	4,996,822
Toyota Motor Credit Corp., 0.24%, 8/17/15	25,000,000	24,992,167
Toyota Motor Credit Corp., 0.27%, 11/25/15	10,000,000	9,988,975
TOTAL COMMERCIAL PAPER		857,771,151
MUNICIPAL SECURITIES — 25.4%
ABAG Finance Authority for Nonprofit Corps., Series 2001 B, (Public Policy Institute), VRDN, 0.25%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Authority, (Autumn Press, Inc.), VRDN, 0.10%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	1,547,000	1,547,000

Alameda County Industrial Development Authority, (Segale Bros. Wood Products), VRDN, 0.11%, 7/2/15 (LOC: Bank of the West)	1,370,000	1,370,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.06%, 7/1/15	1,200,000	1,200,000
Burke County Development Authority Rev., (Georgia Power Co. Plant Vogtle), VRDN, 0.06%, 7/1/15	6,700,000	6,700,000
California Health Facilities Financing Authority Rev., (Social Model Recovery Systems, Inc.), VRDN, 0.23%, 7/2/15 (LOC: Preferred Bank and FHLB)	4,855,000	4,855,000
California Infrastructure & Economic Development Bank Rev., Series 2014 B, (Canyon Plastics, Inc. Project), VRDN, 0.28%, 7/2/15 (LOC: Bank of the West)	7,150,000	7,150,000
California Pollution Control Financing Authority Rev., (Alameda County Industries), VRDN, 0.14%, 7/1/15 (LOC: Bank of the West)	2,570,000	2,570,000
California Statewide Communities Development Authority, VRDN, 0.14%, 7/2/15 (LOC: East West Bank and FHLB)	4,320,000	4,320,000
Catawba County Industrial Facilities & Pollution Control Financing Authority Rev., (Von Drehle Properties LLC), VRDN, 0.13%, 7/2/15 (LOC: Branch Banking & Trust)	1,690,000	1,690,000
City of Chicago Rev., (Lufthansa German), VRDN, 0.09%, 7/1/15 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of Chicago Rev., (Victoria Limited LLC Project), VRDN, 0.20%, 7/2/15 (LOC: Bank of America N.A.)	2,150,000	2,150,000
City of Cohasset Rev., (Minnesota Power & Light Co.), Series 1997 A, VRDN, 0.13%, 7/2/15 (LOC: JPMorgan Chase Bank N.A.)	18,630,000	18,630,000
City of Indianapolis Rev., (Nora Pines Apartments), VRDN, 0.08%, 7/2/15 (LOC: FNMA)	9,175,000	9,175,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.13%, 7/1/15 (LOC: JPMorgan Chase Bank N.A.)	4,085,000	4,085,000
City of Kansas City Rev., Series 2009 D, (Chouteau I-35), VRDN, 0.13%, 7/1/15 (LOC: JPMorgan Chase Bank N.A.)	3,875,000	3,875,000
City of Kansas City Rev., VRDN, 0.18%, 7/1/15 (LOC: U.S. Bank N.A.)	4,400,000	4,400,000
City of Knox Rev., VRDN, 0.13%, 7/2/15 (LOC: Bank of America N.A.)(Aquired 3/3/14, Cost $11,300,000)(3)	11,300,000	11,300,000
City of New York GO, 5.125%, 10/1/15	7,300,000	7,388,647
City of Oakdale Rev., (Housing Cottage Homesteads), VRDN, 0.12%, 7/2/15 (LOC: FHLMC)	2,900,000	2,900,000
City of Portland, (Pension Buildings), VRDN, 0.21%, 7/1/15 (SBBPA: JPMorgan Chase Bank N.A.)	28,400,000	28,400,000
Connecticut Housing Finance Authority Rev., Series 2009 A-1, VRDN, 0.03%, 7/1/15 (SBBPA: JPMorgan Chase Bank N.A.)	8,495,000	8,495,000
County of Broward Rev., Series 2007 B, VRDN, 0.14%, 7/1/15 (LOC: Citibank N.A.)	5,000,000	5,000,000
County of Carroll Rev., (Shelter System / DLH Obligated Group), VRDN, 0.13%, 7/2/15 (LOC: Branch Banking & Trust)	3,000,000	3,000,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.03%, 7/1/15	19,700,000	19,700,000
County of Hamilton Sewer System Rev., 0.80%, 12/1/15	8,330,000	8,344,060
County of Orange Rev., Series 2015 A, 0.58%, 11/2/15	5,300,000	5,300,000
County of Winnebago Industrial Development Rev., (Seward Screw Products, Inc.), VRDN, 0.15%, 7/2/15 (LOC: Alpine Bank and Trust Co. and FHLB)	1,500,000	1,500,000
Davidson County Industrial Facilities & Pollution Control Financing Authority Rev., (Childress Winery LLC), VRDN, 0.13%, 7/2/15 (LOC: Branch Banking & Trust)	2,750,000	2,750,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C-1, (The Methodist Hospital System), VRDN, 0.02%, 7/1/15	5,500,000	5,500,000
Harrisonburg Redevelopment & Housing Authority Multi-Family, (Stoney Ridge/Dale Forest), VRDN, 0.11%, 7/2/15 (LOC: FHLMC)	5,100,000	5,100,000
Hawaii State Department of Budget & Finance Rev., (Wailuku River Hydroelectric Power), VRDN, 0.12%, 7/7/15 (LOC: MUFG Union Bank N.A.)	6,372,250	6,372,250
Hesperia Public Financing Authority Rev., (1993 Street Improvement Project), VRDN, 0.13%, 7/1/15 (LOC: Bank of the West)	1,795,000	1,795,000
Hesperia Public Financing Authority Rev., VRDN, 0.17%, 7/1/15 (LOC: Bank of the West)	4,795,000	4,795,000
Illinois Housing Development Authority Rev., VRDN, 0.16%, 7/2/15 (SBBPA: FHLB)	10,675,000	10,675,000
Indiana Finance Authority Rev., (New Holland Dairy Leasing), VRDN, 0.20%, 7/2/15 (LOC: Bank of America N.A.)	1,000,000	1,000,000
JJB Properties LLC, (Rental Property), VRDN, 0.14%, 7/2/15 (LOC: Arvest Bank and FHLB)	4,775,000	4,775,000
Johnson City Health & Educational Facilities Board Rev., (Mountain Street), VRDN, 0.12%, 7/1/15 (LOC: U.S. Bank N.A.)	22,150,000	22,150,000
Kansas Development Finance Authority Rev., VRDN, 0.19%, 7/2/15 (LOC: Great Western Bank and FHLB)	2,940,000	2,940,000
Kentucky Housing Corp. Rev., Series 2006 T, (Taxable), VRDN, 0.12%, 7/1/15 (SBBPA: Kentucky Housing Corp.)	8,455,000	8,455,000
King County Housing Authority, (Auburn Court Apartments), VRDN, 0.08%, 7/2/15 (LOC: FNMA)	11,445,000	11,445,000

Lansing Economic Development Corp., (Accident Fund), VRDN, 0.19%, 7/2/15 (LOC: FHLB)	10,040,000	10,040,000
Long Island Power Authority Electric System Rev., Series 1998 2-B, VRDN, 0.04%, 7/1/15 (LOC: Bayerische Landesbank)	16,740,000	16,740,000
Long Island Power Authority Electric System Rev., Series 1998 A-1, VRDN, 0.10%, 7/1/15 (LOC: Bayerische Landesbank)	1,800,000	1,800,000
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), VRDN, 0.12%, 7/1/15 (LOC: TD Bank N.A.)	1,740,000	1,740,000
Metropolitan Water District of Southern California Rev., Series 2015 E, VRN, 0.14%, 7/2/15	7,000,000	7,000,000
Miami-Dade County Industrial Development Authority Rev., (Ram Investments), VRDN, 0.16%, 7/2/15 (LOC: PNC Bank N.A.)	1,860,000	1,860,000
Mississippi Business Finance Corp. Rev., (Medical Development Properties LLC), VRDN, 0.17%, 7/2/15 (LOC: BancorpSouth Bank and FHLB)	3,720,000	3,720,000
Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.17%, 7/2/15 (LOC: Trustmark National Bank and FHLB)	2,475,000	2,475,000
Mississippi Business Finance Corp. Rev., Series 2007 B, (Taxable Gulfport), VRDN, 0.19%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	2,195,000	2,195,000
Mississippi Business Finance Corp. Rev., Series 2010 K, (Chevron U.S.A., Inc.), VRDN, 0.02%, 7/1/15	2,250,000	2,250,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.05%, 7/1/15 (LOC: Commerce Bank N.A.)	3,600,000	3,600,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.05%, 7/1/15 (LOC: Commerce Bank N.A.)	4,025,000	4,025,000
Nevada Housing Division Rev., (Vista Creek Apartments), VRDN, 0.12%, 7/2/15 (LOC: East West Bank and FHLB)	40,000	40,000
New Hampshire Business Finance Authority Rev., (Littleton Regional Hospital), VRDN, 0.03%, 7/1/15 (LOC: TD Bank N.A.)	8,255,000	8,255,000
New York City Housing Development Corp. Rev., Series 2003 A, (Upper East Lease Associations), VRDN, 0.08%, 7/1/15 (LOC: Landesbank Baden-Wurttemberg)	10,900,000	10,900,000
New York City Housing Development Corp. Rev., Series 2003 B, VRDN, 0.18%, 7/1/15 (LOC: Landesbank Baden-Wurttemberg)	1,700,000	1,700,000
New York City Transitional Finance Authority Rev., Series 2002 1-D, (Future Tax Secured Bonds), VRDN, 0.03%, 7/1/15 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,410,000	2,410,000
New York State Housing Finance Agency Rev., Series 2010 B, (8 East 102nd Street), VRDN, 0.12%, 7/1/15 (LOC: TD Bank N.A.)	8,010,000	8,010,000
North Carolina Medical Care Commission Facilities Rev., (Mission St. Joseph's), VRDN, 0.15%, 7/2/15 (SBBPA: Branch Banking & Trust)	2,370,000	2,370,000
Northstar Student Loan Trust II Rev., (Adjustable Student Loan), VRDN, 0.14%, 7/2/15 (LOC: Royal Bank of Canada)	27,221,000	27,221,000
Oregon State Facilities Authority, Series 2003 A, (Housing Vintage at Bend Apartments), VRDN, 0.08%, 7/2/15 (LOC: FNMA)	5,295,000	5,295,000
Osceola County Housing Finance Authority Rev., Series 2002 B, (Regatta Bay Apartments), VRDN, 0.13%, 7/1/15 (LOC: FNMA)	910,000	910,000
Port Freeport, (BASF Corp.), VRDN, 0.14%, 7/1/15	6,600,000	6,600,000
Port Freeport, (Multi Mode-BASF Corp.), VRDN, 0.14%, 7/1/15	4,000,000	4,000,000
Putnam County Development Authority Rev., Series 1996, (Georgia Power Co.- Plant Branch), VRDN, 0.06%, 7/1/15	8,000,000	8,000,000
Putnam County Development Authority Rev., Series 1998, (Georgia Power Co.- Plant Branch), VRDN, 0.06%, 7/1/15	6,800,000	6,800,000
Scranton Redevelopment Authority Rev., VRDN, 0.33%, 7/2/15 (LOC: PNC Bank N.A.)	5,875,000	5,875,000
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.16%, 7/2/15 (LOC: PNC Bank N.A.)(Aquired 2/16/12, Cost $2,210,000)(3)	2,210,000	2,210,000
Sheridan Redevelopment Agency Tax Allocation Rev., (South Santa Fe Drive), VRDN, 0.09%, 7/2/15 (LOC: JPMorgan Chase Bank N.A.)	9,750,000	9,750,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 0.12%, 7/2/15 (LOC: JPMorgan Chase Bank N.A.)	4,700,000	4,700,000
State of Massachusetts GO, 0.25%, 11/1/15	9,000,000	9,000,000
Town of Hillsborough COP, Series 2000 B, (Water & Sewer System), VRDN, 0.07%, 7/2/15 (SBBPA: JPMorgan Chase Bank N.A.)	5,500,000	5,500,000
Traer Creek Metropolitan District Rev., VRDN, 0.13%, 7/1/15 (LOC: BNP Paribas)	10,000,000	10,000,000
University of Kansas Hospital Authority Rev., (Health System), VRDN, 0.03%, 7/1/15 (LOC: U.S. Bank N.A.)	5,990,000	5,990,000
Washington State Housing Finance Commission Rev., (Merrill Gardens Queen Anne LLC), VRDN, 0.21%, 7/2/15 (LOC: FNMA)	500,000	500,000

Washington State Housing Finance Commission Rev., (Vintage Chehalis Senior Living), VRDN, 0.08%, 7/2/15 (LOC: FNMA)	8,190,000	8,190,000
Washington State Housing Finance Commission Rev., Series 1996 A, (Brittany Park LLC), VRDN, 0.08%, 7/2/15 (LOC: FNMA)	8,930,000	8,930,000
Washington State Housing Finance Commission Rev., Series 2004 A, (Vintage Burien Senior Living), VRDN, 0.08%, 7/2/15 (LOC: FNMA)	6,570,000	6,570,000
Washington State Housing Finance Commission Rev., Series 2005 B, (The Lodge At Eagle Ridge), VRDN, 0.15%, 7/2/15 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission Rev., VRDN 0.17%, 7/2/15 (LOC: East West Bank and FHLB)	3,510,000	3,510,000
West Covina Public Financing Authority Rev., Series 1999, (Subordinate Lien), VRDN, 0.23%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	1,765,000	1,765,000
Westchester County Healthcare Corp. Rev., Series 2010 D, (Senior Lien), VRDN, 0.11%, 7/1/15 (LOC: TD Bank N.A.)	5,500,000	5,500,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.17%, 7/1/15 (SBBPA: Wells Fargo Bank N.A.)	1,725,000	1,725,000
TOTAL MUNICIPAL SECURITIES		513,197,957
CORPORATE BONDS — 10.6%
2880 Stevens Creek LLC, VRDN, 0.16%, 7/1/15 (LOC: Bank of the West)	6,350,000	6,350,000
CHS Properties, Inc., VRDN, 0.30%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	1,873,000	1,873,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.17%, 7/2/15 (LOC: FHLB)	18,104,000	18,104,000
East Grand Office Park LP, VRDN, 0.16%, 7/2/15 (LOC: FHLB)	4,680,000	4,680,000
General Electric Capital Corp., 1.625%, 7/2/15 (LOC: General Electric Co.)	6,000,000	6,000,225
General Electric Capital Corp., 2.25%, 11/9/15 (LOC: General Electric Co.)	3,800,000	3,824,963
General Electric Capital Corp., MTN, 4.375%, 9/21/15 (LOC: General Electric Co.)	8,767,000	8,846,512
General Electric Co., MTN, 0.85%, 10/9/15	7,839,000	7,850,166
Herman & Kittle Capital LLC, VRDN, 0.17%, 7/2/15 (LOC: FHLB)	1,105,000	1,105,000
HHH Investment Co., VRDN, 0.16%, 7/1/15 (LOC: Bank of the West)	8,180,000	8,180,000
Jungs Station Associates, VRDN, 0.17%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	3,200,000	3,200,000
KDF Heninger LP, VRDN, 0.13%, 7/2/15 (LOC: FHLB)	4,500,000	4,500,000
Labcon North America, VRDN, 0.22%, 7/1/15 (LOC: Bank of the West)	1,380,000	1,380,000
Ness Family Partners LP, VRDN, 0.22%, 7/1/15 (LOC: Bank of the West)	5,490,000	5,490,000
Northcreek Church, VRDN, 0.50%, 7/2/15 (LOC: FHLB)	8,495,000	8,495,000
Partisan Property, Inc., Series 2014, VRDN, 0.20%, 7/1/15 (LOC: Wells Fargo Bank N.A.)	7,665,000	7,665,000
PepsiCo, Inc., 0.70%, 8/13/15	23,000,000	23,011,156
Providence Health & Services - Washington, VRDN, 0.18%, 7/2/15 ( LOC: U.S. Bank N.A.)	5,895,000	5,895,000
Saddleback Valley Community Church, VRDN, 0.13%, 7/2/15 (LOC: FHLB)	8,400,000	8,400,000
Salvation Army (The), VRDN, 0.13%, 7/2/15 (LOC: Bank of New York Mellon)	15,500,000	15,500,000
Santa Monica Ocean Park Partners LP, VRDN, 0.14%, 7/2/15 (LOC: FHLB)	10,200,000	10,200,000
Sidal Realty Co. LP, VRDN, 0.35%, 7/2/15 (LOC: Wells Fargo Bank N.A.)	4,950,000	4,950,000
Varenna Care Center LP, VRDN, 0.14%, 7/2/15 (LOC: FHLB)	8,765,000	8,765,000
Vineyard Creek LP, VRDN, 0.14%, 7/2/15 (LOC: FHLB)	7,200,000	7,200,000
Warren LLC (The), VRDN, 0.14%, 7/2/15 (LOC: FHLB)	20,300,000	20,300,000
World Wildlife Fund, Inc., VRDN, 0.19%, 7/2/15 (LOC: JP Morgan Chase Bank N.A.)	12,000,000	12,000,000
TOTAL CORPORATE BONDS		213,765,022
CERTIFICATES OF DEPOSIT — 8.3%
Bank of Montreal, 0.24%, 9/4/15	25,000,000	25,000,000
Bank of Montreal, 0.24%, 10/8/15	50,000,000	50,000,000
Bank of Nova Scotia, 0.25%, 10/14/15	8,000,000	8,000,000
Bank of Nova Scotia, 0.30%, 11/3/15	40,000,000	40,000,000
Bank of Nova Scotia, 0.33%, 12/2/15	25,000,000	25,000,000
Royal Bank of Canada, 0.57%, 10/9/15	10,000,000	10,008,981
Toronto-Dominion Bank (The), 0.18%, 7/13/15 (LOC: Toronto-Dominion Bank)	5,000,000	5,000,000

Toronto-Dominion Bank (The), 0.19%, 8/11/15 (LOC: Toronto-Dominion Bank)	5,000,000	5,000,000
TOTAL CERTIFICATES OF DEPOSIT		168,008,981
U.S. GOVERNMENT AGENCY SECURITIES — 7.1%
Adjustable-Rate U.S. Government Agency Securities — 1.3%
Federal Farm Credit Bank, VRN, 0.16%, 7/1/15	25,000,000	25,006,740
Federal Home Loan Bank, VRN, 0.15%, 7/1/15	1,500,000	1,500,172
		26,506,912
Fixed-Rate U.S. Government Agency Securities — 5.8%
Federal Farm Credit Bank, 0.43%, 11/16/15	1,000,000	1,000,743
Federal Farm Credit Bank, 2.35%, 12/22/15	1,000,000	1,010,046
Federal Home Loan Bank, 0.18%, 8/18/15	15,000,000	14,999,454
Federal Home Loan Bank, 2.875%, 9/11/15	1,000,000	1,005,222
Federal Home Loan Bank, 0.48%, 9/18/15	3,000,000	3,001,666
Federal Home Loan Bank, 0.14%, 11/12/15	11,000,000	10,994,268
Federal Home Loan Bank, 0.50%, 11/20/15	18,000,000	18,018,775
Federal Home Loan Bank, 1.875%, 12/11/15	1,010,000	1,017,359
Federal Home Loan Bank, 0.34%, 3/14/16	15,000,000	14,997,535
Federal National Mortgage Association, 0.13%, 11/18/15	50,000,000	49,975,694
		116,020,762
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		142,527,674
U.S. TREASURY SECURITIES — 5.7%
U.S. Treasury Bills, 0.20%, 3/31/16	25,000,000	24,962,896
U.S. Treasury Notes, VRN, 0.06%, 7/7/15	12,500,000	12,498,219
U.S. Treasury Notes, VRN, 0.07%, 7/7/15	48,600,000	48,599,293
U.S. Treasury Notes, 0.25%, 7/15/15	20,000,000	20,001,467
U.S. Treasury Notes, 2.00%, 1/31/16	9,000,000	9,097,262
TOTAL U.S. TREASURY SECURITIES		115,159,137
TEMPORARY CASH INVESTMENTS — 0.1%
SSgA U.S. Government Money Market Fund, Class N	1,055,613	1,055,613
TOTAL INVESTMENT SECURITIES — 99.8%		2,011,485,535
OTHER ASSETS AND LIABILITIES — 0.2%		3,292,956
TOTAL NET ASSETS — 100.0%		$2,014,778,491

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $658,101,183, which represented 32.7% of total net assets.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $13,510,000, which represented 0.7% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Commercial Paper	—	857,771,151	—
Municipal Securities	—	513,197,957	—
Corporate Bonds	—	213,765,022	—
Certificates of Deposit	—	168,008,981	—
U.S. Government Agency Securities	—	142,527,674	—
U.S. Treasury Securities	—	115,159,137	—
Temporary Cash Investments	1,055,613	—	—
	1,055,613	2,010,429,922	—

3. Federal Tax Information

As of June 30, 2015, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,011,485,535

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
June 30, 2015

Short Duration - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 52.7%
Aerospace and Defense — 0.6%
Bombardier, Inc., 7.50%, 3/15/18(1)	600,000	630,000
L-3 Communications Corp., 3.95%, 11/15/16	1,500,000	1,549,149
		2,179,149
Automobiles — 2.0%
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	750,000	750,346
Daimler Finance North America LLC, 1.25%, 1/11/16(1)	1,000,000	1,002,972
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20(1)	500,000	498,750
Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,000,000	1,008,170
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	1,000,000	1,004,269
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	1,000,000	1,000,853
General Motors Co., 3.50%, 10/2/18	990,000	1,024,660
General Motors Financial Co., Inc., 3.25%, 5/15/18	690,000	706,678
		6,996,698
Banks — 11.1%
Akbank TAS, 3.875%, 10/24/17	1,000,000	1,015,000
Banco Bradesco SA, 4.50%, 1/12/17	1,000,000	1,042,750
Banco do Brasil SA, 3.875%, 1/23/17	1,000,000	1,030,000
Bank of America Corp., 3.75%, 7/12/16	1,500,000	1,537,971
Bank of America Corp., 5.75%, 8/15/16	1,500,000	1,571,019
Bank of America N.A., 5.30%, 3/15/17	3,000,000	3,177,861
Barclays Bank plc, 5.00%, 9/22/16	1,000,000	1,046,681
Barclays Bank plc, 6.05%, 12/4/17(1)	1,000,000	1,089,076
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	1,000,000	1,016,250
Capital One Financial Corp, 3.15%, 7/15/16	1,500,000	1,528,484
Capital One N.A., 1.65%, 2/5/18	1,000,000	994,360
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	1,080,000	1,123,241
Citigroup, Inc., 5.50%, 2/15/17	1,500,000	1,594,069
Citigroup, Inc., 1.85%, 11/24/17	3,000,000	3,008,517
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	500,000	502,312
Corpbanca SA, 3.125%, 1/15/18	1,000,000	1,004,506
Fifth Third Bancorp, 3.625%, 1/25/16	1,000,000	1,014,834
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,235,000	1,273,594
Grupo Aval Ltd., 5.25%, 2/1/17	1,000,000	1,038,700
HBOS plc, MTN, 6.75%, 5/21/18(1)	1,300,000	1,443,915
HSBC Bank plc, 3.10%, 5/24/16(1)	1,000,000	1,020,372
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	1,000,000	1,053,216
Intesa Sanpaolo SpA, 2.375%, 1/13/17	500,000	502,585
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,530,481
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	500,000	522,421
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	1,300,000	1,328,942
Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	1,000,000	1,003,921

Wells Fargo & Co., 3.68%, 6/15/16	1,000,000	1,027,300
Wells Fargo Bank N.A., 5.00%, 8/15/15	1,500,000	1,507,860
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16	2,400,000	2,479,997
		39,030,235
Beverages — 0.3%
PepsiCo, Inc., 0.70%, 8/13/15	1,000,000	1,000,398
Building Products — 0.2%
Masco Corp., 6.125%, 10/3/16	550,000	581,625
Capital Markets — 1.5%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	3,802,000	4,185,055
DBS Bank Ltd., VRN, 3.625%, 9/21/17	1,000,000	1,033,091
		5,218,146
Chemicals — 0.2%
Hexion, Inc., 8.875%, 2/1/18	900,000	816,750
Commercial Services and Supplies — 0.6%
Republic Services, Inc., 3.80%, 5/15/18	1,000,000	1,052,179
Waste Management, Inc., 2.60%, 9/1/16	1,000,000	1,017,735
		2,069,914
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	300,000	303,590
Consumer Finance — 1.3%
American Express Centurion Bank, 5.95%, 6/12/17	1,000,000	1,089,726
CIT Group, Inc., 5.00%, 5/15/17	600,000	620,220
CIT Group, Inc., 4.25%, 8/15/17	1,800,000	1,831,500
HSBC Finance Corp., 5.50%, 1/19/16	1,100,000	1,126,788
		4,668,234
Containers and Packaging — 0.6%
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	2,000,000	2,095,000

Diversified Financial Services — 3.9%
Ally Financial, Inc., 2.75%, 1/30/17	1,000,000	998,000
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)	250,000	263,438
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,000,000	1,023,094
General Electric Capital Corp., MTN, 5.625%, 9/15/17	2,000,000	2,177,732
Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17	2,700,000	2,956,270
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	1,000,000	1,025,198
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	1,000,000	1,008,750
Morgan Stanley, 2.125%, 4/25/18	1,000,000	1,006,655
Morgan Stanley, MTN, 5.95%, 12/28/17	2,000,000	2,198,794
UBS AG, MTN, 5.875%, 7/15/16	1,000,000	1,044,237
		13,702,168
Diversified Telecommunication Services — 3.7%
AT&T, Inc., 2.50%, 8/15/15	667,000	668,272
AT&T, Inc., 0.80%, 12/1/15	1,000,000	1,000,070
AT&T, Inc., 2.95%, 5/15/16	1,000,000	1,016,844
British Telecommunications plc, 1.625%, 6/28/16	1,000,000	1,005,286
CenturyLink, Inc., 6.00%, 4/1/17	500,000	523,125
Deutsche Telekom International Finance BV, 3.125%, 4/11/16(1)	1,000,000	1,017,140

Frontier Communications Corp., 8.25%, 4/15/17	1,250,000	1,348,437
Orange SA, 2.125%, 9/16/15	730,000	731,761
Telecom Italia Capital SA, 5.25%, 10/1/15	2,000,000	2,019,200
Telefonica Emisiones SAU, 3.99%, 2/16/16	1,000,000	1,017,297
Verizon Communications, Inc., 2.50%, 9/15/16	2,057,000	2,090,797
Windstream Services LLC, 7.875%, 11/1/17	590,000	629,087
		13,067,316
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	525,000
Food and Staples Retailing — 0.3%
CVS Health Corp., 1.20%, 12/5/16	500,000	500,821
Dollar General Corp., 4.125%, 7/15/17	200,000	209,206
Safeway, Inc., 3.40%, 12/1/16	200,000	200,560
		910,587
Food Products — 1.6%
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,000,234
HJ Heinz Co., 2.00%, 7/2/18(1)(2)	2,000,000	1,999,726
Mondelez International, Inc., 4.125%, 2/9/16	1,865,000	1,900,621
Tyson Foods, Inc., 6.60%, 4/1/16	750,000	778,762
		5,679,343
Gas Utilities — 1.4%
Enterprise Products Operating LLC, 1.25%, 8/13/15	670,000	670,333
Enterprise Products Operating LLC, 1.65%, 5/7/18	1,000,000	999,173
Kinder Morgan Energy Partners LP, 4.10%, 11/15/15	800,000	808,387
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	1,250,000	1,268,151
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(1)	500,000	513,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 2/1/21	480,000	506,400
		4,766,194
Health Care Equipment and Supplies — 0.5%
Becton Dickinson and Co., 1.80%, 12/15/17	1,000,000	1,000,529
Mallinckrodt International Finance SA, 3.50%, 4/15/18	840,000	846,300
		1,846,829
Health Care Providers and Services — 1.7%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,171,000	1,203,788
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	855,000	909,506
HCA, Inc., 3.75%, 3/15/19	1,500,000	1,515,000
Tenet Healthcare Corp., 6.25%, 11/1/18	620,000	675,025
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,000,000	1,000,825
Universal Health Services, Inc., 7.125%, 6/30/16	290,000	307,038
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	509,375
		6,120,557
Hotels, Restaurants and Leisure — 0.2%
Carnival Corp., 1.20%, 2/5/16	650,000	650,879
Household Durables — 1.3%
D.R. Horton, Inc., 3.625%, 2/15/18	1,250,000	1,278,125
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,045,000
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	701,250
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	990,000	975,150
Whirlpool Corp., 1.35%, 3/1/17	500,000	501,611
		4,501,136

Household Products — 0.8%
Jarden Corp., 7.50%, 5/1/17	1,350,000	1,474,875
Spectrum Brands, Inc., 6.75%, 3/15/20	1,250,000	1,319,375
		2,794,250
Industrial Conglomerates — 0.3%
General Electric Co., 5.25%, 12/6/17	987,000	1,075,307
Insurance — 1.4%
American International Group, Inc., MTN, 5.85%, 1/16/18	1,000,000	1,102,650
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	400,000	420,778
Hartford Financial Services Group, Inc. (The), 5.375%, 3/15/17	410,000	435,808
International Lease Finance Corp., 3.875%, 4/15/18	1,000,000	1,007,500
MetLife, Inc., 1.90%, 12/15/17	1,000,000	1,004,481
Travelers Cos., Inc. (The), 5.80%, 5/15/18	1,000,000	1,115,982
		5,087,199
IT Services — 0.7%
Computer Sciences Corp., 2.50%, 9/15/15	1,000,000	1,003,027
Fidelity National Information Services, Inc., 1.45%, 6/5/17	1,500,000	1,497,098
		2,500,125
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	600,000	599,162
Marine — 0.3%
DP World Sukuk Ltd., 6.25%, 7/2/17	1,080,000	1,163,370
Media — 1.5%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16	1,295,000	1,315,320
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.40%, 3/15/17	1,000,000	1,013,496
DISH DBS Corp., 7.125%, 2/1/16	600,000	616,500
Embarq Corp., 7.08%, 6/1/16	1,000,000	1,040,084
Time Warner Cable, Inc., 5.85%, 5/1/17	1,250,000	1,335,232
		5,320,632
Metals and Mining — 0.4%
Glencore Funding LLC, 1.70%, 5/27/16(1)	1,000,000	1,001,309
Steel Dynamics, Inc., 6.125%, 8/15/19	500,000	528,750
		1,530,059
Multi-Utilities — 1.5%
Dominion Resources, Inc., 2.25%, 9/1/15	1,000,000	1,002,521
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	500,000	473,750
DPL, Inc., 6.50%, 10/15/16	175,000	182,438
Duke Energy Corp., 1.625%, 8/15/17	1,000,000	1,004,081
GenOn Energy, Inc., 7.875%, 6/15/17	675,000	683,438
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	500,000	519,320
NRG Energy, Inc., 7.625%, 1/15/18	595,000	653,756
Sempra Energy, 6.50%, 6/1/16	750,000	785,869
		5,305,173
Multiline Retail — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	800,000	852,556
Oil, Gas and Consumable Fuels — 2.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	875,000	894,688
Anadarko Petroleum Corp., 5.95%, 9/15/16	400,000	421,754

CNOOC Finance 2013 Ltd., 1.125%, 5/9/16	1,000,000	999,340
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	1,000,000	1,001,731
Concho Resources, Inc., 7.00%, 1/15/21	1,000,000	1,051,250
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.125%, 6/15/19	650,000	688,188
Gazprom OAO Via Gaz Capital SA, MTN, 6.21%, 11/22/16	1,080,000	1,124,550
Marathon Petroleum Corp., 3.50%, 3/1/16	985,000	1,001,743
Petrobras Global Finance BV, 2.00%, 5/20/16	1,000,000	990,670
Petrobras Global Finance BV, 3.25%, 3/17/17	1,000,000	986,340
Range Resources Corp., 6.75%, 8/1/20	870,000	899,362
		10,059,616
Pharmaceuticals — 3.1%
AbbVie, Inc., 1.75%, 11/6/17	1,000,000	1,003,469
AbbVie, Inc., 1.80%, 5/14/18	1,000,000	996,957
Actavis Funding SCS, 2.35%, 3/12/18	1,200,000	1,207,154
Baxalta, Inc., 2.00%, 6/22/18(1)	1,000,000	998,862
Mylan, Inc., 1.80%, 6/24/16	1,000,000	1,000,701
Mylan, Inc., 1.35%, 11/29/16	690,000	688,067
Mylan, Inc., 7.875%, 7/15/20(1)	2,000,000	2,083,454
Perrigo Co. plc, 1.30%, 11/8/16	1,500,000	1,493,988
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500,000	525,313
Zoetis, Inc., 1.15%, 2/1/16	1,000,000	1,000,317
		10,998,282
Real Estate Investment Trusts (REITs) — 1.5%
HCP, Inc., 3.75%, 2/1/16	600,000	607,870
HCP, Inc., 6.00%, 1/30/17	900,000	960,326
Health Care REIT, Inc., 3.625%, 3/15/16	650,000	659,786
Hospitality Properties Trust, 5.625%, 3/15/17	1,000,000	1,056,060
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	826,389
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	1,200,000	1,209,795
		5,320,226
Road and Rail — 0.5%
CSX Corp., 5.60%, 5/1/17	1,000,000	1,078,247
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	620,000	624,408
		1,702,655
Semiconductors and Semiconductor Equipment — 0.5%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	660,000	668,250
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	1,000,000	1,010,000
		1,678,250
Specialty Retail — 0.8%
Hertz Corp. (The), 4.25%, 4/1/18	390,000	397,800
Hertz Corp. (The), 6.75%, 4/15/19	1,160,000	1,199,904
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,335,000	1,401,750
		2,999,454
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 0.90%, 5/12/17	1,000,000	1,000,408
Dell, Inc., 2.30%, 9/10/15	210,000	210,263
Dell, Inc., 3.10%, 4/1/16	445,000	446,113
Hewlett-Packard Co., 2.65%, 6/1/16	1,500,000	1,519,090
		3,175,874

Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20	1,001,000	1,051,050
Tobacco — 0.5%
Altria Group, Inc., 4.125%, 9/11/15	800,000	804,548
Reynolds American, Inc., 2.30%, 6/12/18	1,000,000	1,008,223
		1,812,771
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, 2.375%, 9/8/16	1,000,000	1,013,870
Sprint Communications, 6.00%, 12/1/16	1,500,000	1,557,188
T-Mobile USA, Inc., 6.46%, 4/28/19	1,500,000	1,548,750
		4,119,808
TOTAL CORPORATE BONDS (Cost $186,337,021)		185,875,567
U.S. TREASURY SECURITIES — 16.4%
U.S. Treasury Notes, 0.375%, 11/15/15(3)	1,400,000	1,401,532
U.S. Treasury Notes, 0.875%, 2/28/17	13,100,000	13,166,522
U.S. Treasury Notes, 0.75%, 3/15/17	2,300,000	2,307,726
U.S. Treasury Notes, 0.50%, 4/30/17	5,200,000	5,189,844
U.S. Treasury Notes, 0.875%, 5/15/17	9,000,000	9,040,077
U.S. Treasury Notes, 0.625%, 6/30/17	9,000,000	8,995,779
U.S. Treasury Notes, 0.50%, 7/31/17	13,500,000	13,450,428
U.S. Treasury Notes, 0.875%, 1/31/18	4,200,000	4,200,000
TOTAL U.S. TREASURY SECURITIES (Cost $57,649,109)		57,751,908
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 12.7%
Private Sponsor Collateralized Mortgage Obligations — 9.9%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	424,531	439,761
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.66%, 7/1/15	692,212	693,343
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	78,546	78,605
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	224,442	235,091
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	441,454	399,712
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.70%, 7/1/15	296,814	297,178
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 7/1/15	953,947	948,836
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	955,555	1,001,010
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.24%, 7/1/15	911,600	905,719
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.11%, 7/1/15	731,788	723,516
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	320,856	339,809
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	220,150	231,157
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	8,312	8,175
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 7/1/15	28,830	28,565
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.94%, 7/1/15	598,782	573,175
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.55%, 7/1/15	1,055,086	940,960
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.68%, 7/1/15	324,372	323,216
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.69%, 7/1/15	260,664	260,919
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.68%, 7/1/15	956,086	960,515
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	86,557	87,847
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 7/1/15	798,082	759,084
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.70%, 7/1/15	555,305	570,290
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	164,696	172,853
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 7/1/15	908,739	894,523

Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.43%, 7/1/15	405,978	403,949
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 7/1/15	366,674	366,829
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 7/1/15	689,812	686,880
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 7/1/15	214,095	214,746
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 2.74%, 7/1/15	742,778	748,969
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.72%, 7/1/15	518,903	532,018
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 7/1/15	874,241	880,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	291,955	283,727
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.66%, 7/1/15	535,595	548,716
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.65%, 7/1/15	680,305	693,614
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.65%, 7/1/15	778,975	795,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 4.89%, 7/1/15	40,452	40,145
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.67%, 7/1/15	482,443	492,924
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.64%, 7/1/15	765,444	773,234
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	235,274	242,095
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	536,473	523,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	64,906	65,091
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	680,287	688,514
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	634,934	642,613
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 5.60%, 7/1/15	1,058,217	1,020,205
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.68%, 7/1/15	956,865	938,937
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.72%, 7/1/15	400,650	389,178
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 2.72%, 7/1/15	400,650	389,178
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.72%, 7/1/15	938,630	911,754
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.50%, 7/1/15	369,859	346,837
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.63%, 7/1/15	245,690	229,612
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 7/1/15	184,323	170,995
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.53%, 7/1/15	1,200,238	1,127,155
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.59%, 7/1/15	1,715,508	1,666,095
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.62%, 7/1/15	760,136	752,401
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 2.66%, 7/1/15	542,745	521,800
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 7/1/15	1,380,767	1,306,708
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	172,230	172,415
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	456,782	451,967
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	314,274	324,613
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	813,584	845,849
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	126,404	130,803
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	331,458	328,933
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	392,043	406,017
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	46,820	48,411
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	833,917	822,828
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	147,913	156,406
		34,956,596
U.S. Government Agency Collateralized Mortgage Obligations — 2.8%
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	304,206	313,454
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	7,365	7,366
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	400,412	410,163
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	225,816	233,439
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,238,473	1,280,699

FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	281,306	290,931
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	675,333	698,366
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	711,662	737,700
FNMA, Series 2006-60, Class KF, VRN, 0.49%, 7/25/15	1,415,409	1,421,259
FNMA, Series 2009-33, Class FB, VRN, 1.01%, 7/25/15	1,837,450	1,876,016
FNMA, Series 2009-87, Class HF, VRN, 1.04%, 7/25/15	750,773	764,285
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	66,571	66,646
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	297,756	305,265
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,427,403	1,428,167
		9,833,756
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,384,166)		44,790,352
ASSET-BACKED SECURITIES(4) — 5.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)	975,000	985,666
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	750,000	752,889
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450,000	462,396
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	675,000	673,578
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1 SEQ, 0.90%, 4/15/18	406,193	406,378
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.44%, 7/15/15	1,225,000	1,217,939
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.60%, 7/7/15(1)	1,234,964	1,231,543
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 SEQ, 0.72%, 4/20/18(1)	63,654	63,656
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	491,468	491,152
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.74%, 7/10/15(1)	717,362	717,672
Hertz Fleet Lease Funding LP, Series 2014-1, Class B, VRN, 0.94%, 7/10/15(1)	1,000,000	999,168
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.34%, 7/10/15(1)	1,000,000	999,443
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	286,360	288,091
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	984,994	977,581
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	695,290	685,374
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	975,000	975,896
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	1,000,233	1,011,175
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	1,252,037	1,256,131
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	2,400,468	2,384,674
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	887,420	880,593
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	677,096	684,522
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	677,947	678,638
TOTAL ASSET-BACKED SECURITIES (Cost $18,876,513)		18,824,155
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 5.3%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, VRN, 1.29%, 7/15/15(1)	1,625,000	1,622,392
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/15	462,561	462,916
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/15	450,000	454,845
BBCMS Trust, Series 2013-TYSN, Class A2 SEQ, 3.76%, 9/5/32(1)	1,000,000	1,057,731
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.14%, 7/15/15(1)	2,775,000	2,790,751
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.99%, 7/15/15(1)	1,675,000	1,674,330
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	925,000	924,301
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	675,000	673,710
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(1)	650,000	649,414
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(1)	2,304,658	2,294,649
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.14%, 7/15/15(1)	1,500,000	1,499,308
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	104,223	105,428

LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/15	391,053	391,297
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 7/11/15	600,000	601,397
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/15(1)	1,000,000	1,003,981
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ, VRN, 5.28%, 7/1/15	2,500,000	2,508,477
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,896,968)		18,714,927
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 4.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.4%
FHLMC, VRN, 1.75%, 7/15/15	281,258	288,317
FHLMC, VRN, 1.84%, 7/15/15	631,938	649,599
FHLMC, VRN, 1.96%, 7/15/15	384,580	397,570
FHLMC, VRN, 1.98%, 7/15/15	540,994	557,891
FHLMC, VRN, 2.07%, 7/15/15	1,050,320	1,067,910
FHLMC, VRN, 2.33%, 7/15/15	671,712	678,952
FHLMC, VRN, 2.40%, 7/15/15	199,171	213,137
FHLMC, VRN, 2.42%, 7/15/15	1,040,751	1,111,975
FHLMC, VRN, 2.48%, 7/15/15	101,015	108,141
FHLMC, VRN, 2.55%, 7/15/15	435,266	461,547
FHLMC, VRN, 2.64%, 7/15/15	760,483	792,942
FHLMC, VRN, 3.29%, 7/15/15	346,170	367,938
FHLMC, VRN, 3.56%, 7/15/15	471,512	501,272
FHLMC, VRN, 3.78%, 7/15/15	831,919	869,560
FHLMC, VRN, 4.06%, 7/15/15	253,222	265,959
FHLMC, VRN, 4.20%, 7/15/15	464,977	489,348
FHLMC, VRN, 4.74%, 7/15/15	240,482	253,607
FHLMC, VRN, 5.13%, 7/15/15	294,831	314,135
FHLMC, VRN, 6.12%, 7/15/15	142,993	153,449
FNMA, VRN, 1.89%, 7/25/15	609,320	639,537
FNMA, VRN, 1.92%, 7/25/15	718,956	756,137
FNMA, VRN, 1.94%, 7/25/15	907,919	956,044
FNMA, VRN, 1.94%, 7/25/15	723,001	761,325
FNMA, VRN, 2.19%, 7/25/15	297,737	318,836
FNMA, VRN, 2.20%, 7/25/15	109,322	116,612
FNMA, VRN, 2.31%, 7/25/15	165,702	176,942
FNMA, VRN, 2.32%, 7/25/15	12,604	13,439
FNMA, VRN, 3.02%, 7/25/15	893,657	925,704
FNMA, VRN, 3.36%, 7/25/15	802,336	838,565
FNMA, VRN, 5.06%, 7/25/15	325,223	349,524
		15,395,914
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	2,498	2,796
FNMA, 5.00%, 7/1/20	32,020	34,364
FNMA, 5.50%, 7/1/36	5,573	6,260
		43,420
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $15,316,405)		15,439,334
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Brazil — 0.1%
Brazilian Government International Bond, 6.00%, 1/17/17 (Cost $532,747)	$500,000	535,000

TEMPORARY CASH INVESTMENTS — 5.6%
Credit Agricole Corporate and Investment Bank, 0.06%, 7/1/15(5)	12,479,000	12,478,999
Crown Point Capital Co., 0.12%, 7/1/15(1)(5)	2,440,000	2,439,990
Lexington Parker Capital, 0.12%, 7/1/15(1)(5)	4,000,000	3,999,983
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $1,874), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $1,837)		1,837
SSgA U.S. Government Money Market Fund, Class N	18,761	18,761
U.S. Treasury Bills, 0.22%, 3/31/16(5)	1,000,000	998,706
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,937,976)		19,938,276
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $361,930,905)		361,869,519
OTHER ASSETS AND LIABILITIES — (2.5)%		(8,934,555)
TOTAL NET ASSETS — 100.0%		$352,934,964

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	18,701	USD	14,277	Barclays Bank plc	9/16/15	92
CAD	22,096	USD	17,892	Barclays Bank plc	9/16/15	(219)
CAD	1,045,369	USD	850,000	Barclays Bank plc	9/16/15	(13,881)
CLP	273,209,492	USD	428,732	UBS AG	9/16/15	(4,365)
USD	458,685	CLP	294,705,113	UBS AG	9/16/15	929
CZK	6,060,097	USD	250,000	Barclays Bank plc	9/16/15	(1,990)
USD	259,945	CZK	6,301,352	Deutsche Bank	9/16/15	2,061
EUR	250,000	USD	279,347	Deutsche Bank	9/16/15	(338)
USD	1,639,083	EUR	1,449,958	Barclays Bank plc	9/16/15	20,883
GBP	626,752	USD	963,611	Deutsche Bank	9/16/15	20,636
USD	1,555,543	JPY	193,256,457	Deutsche Bank	9/16/15	(25,091)
KRW	272,624,996	USD	244,671	UBS AG	9/16/15	(1,631)
KRW	678,607,346	USD	609,327	Westpac Group	9/16/15	(4,360)
USD	300,000	KRW	336,792,000	Westpac Group	9/16/15	(244)
NOK	134,897	USD	17,327	Barclays Bank plc	9/16/15	(152)
NOK	134,897	USD	17,315	Deutsche Bank	9/16/15	(140)
USD	55,902	NZD	79,011	Barclays Bank plc	9/16/15	2,705
USD	415,740	NZD	600,000	Barclays Bank plc	9/16/15	11,764
USD	440,272	NZD	650,000	JPMorgan Chase Bank N.A.	9/16/15	2,631
SEK	3,680,010	USD	450,000	Barclays Bank plc	9/16/15	(5,381)
SEK	266,516	USD	32,517	JPMorgan Chase Bank N.A.	9/16/15	(317)
SGD	231,308	USD	170,765	Barclays Bank plc	9/16/15	789
SGD	1,603,398	USD	1,200,000	Barclays Bank plc	9/16/15	(10,805)
USD	598,154	TWD	18,468,000	UBS AG	9/16/15	(395)
						(6,819)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
309	U.S. Treasury 2-Year Notes	September 2015	67,651,688	100,695
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
54	U.S. Treasury 5-Year Notes	September 2015	6,439,922	1,998

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread***(%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 24 Index	4,950,000	Sell	5.00	6/20/20	3.56	(2,171)	313,178

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $55,521,188, which represented 15.7% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $461,738.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	185,875,567	—
U.S. Treasury Securities	—	57,751,908	—
Collateralized Mortgage Obligations	—	44,790,352	—
Asset-Backed Securities	—	18,824,155	—
Commercial Mortgage-Backed Securities	—	18,714,927	—
U.S. Government Agency Mortgage-Backed Securities	—	15,439,334	—
Sovereign Governments and Agencies	—	535,000	—
Temporary Cash Investments	18,761	19,919,515	—
	18,761	361,850,758	—
Other Financial Instruments
Futures Contracts	102,693	—	—
Forward Foreign Currency Exchange Contracts	—	62,490	—
	102,693	62,490	—
Liabilities
Other Financial Instruments
Swap Agreements	—	(2,171)	—
Forward Foreign Currency Exchange Contracts	—	(69,309)	—
	—	(71,480)	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$361,931,496
Gross tax appreciation of investments	$1,525,316
Gross tax depreciation of investments	(1,587,293)
Net tax appreciation (depreciation) of investments	$(61,977)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
June 30, 2015

Short Duration Inflation Protection Bond - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 85.9%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	6,206,243	6,236,790
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	16,610,378	17,225,477
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	50,237,709	52,686,797
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17(1)	69,897,399	70,831,158
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	51,001,228	54,702,795
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	33,881,100	35,784,269
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	322,104,891	326,986,713
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	65,831,400	69,771,014
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	64,632,300	70,307,792
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	212,093,787	214,662,030
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	122,722,075	133,757,490
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	42,506,562	45,425,573
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	34,250,187	34,512,406
TOTAL U.S. TREASURY SECURITIES (Cost $1,136,258,610)		1,132,890,304
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 5.2%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	148,561	156,113
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	117,819	117,907
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	841,657	881,592
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	643,262	582,438
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.70%, 7/1/15	964,645	965,828
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 7/1/15	2,634,485	2,620,370
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.24%, 7/1/15	1,012,889	1,006,355
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.11%, 7/1/15	993,141	981,914
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,122,998	1,189,331
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.94%, 7/1/15	997,969	955,292
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.55%, 7/1/15	1,336,442	1,191,883
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	1,586,737	1,645,710
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.68%, 7/1/15	1,140,460	1,145,744
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	109,336	110,965
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 7/1/15	1,891,828	1,799,386
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.61%, 7/1/15	1,339,157	1,351,378
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2, VRN, 6.50%, 7/1/15	1,210,647	1,285,004
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	250,470	262,875
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 7/1/15	363,496	357,809
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.43%, 7/1/15	845,787	841,561
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 7/1/15	174,423	173,807
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 7/1/15(3)	1,103,963	1,129,343
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 7/1/15(3)	3,018,733	3,064,546
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 7/1/15	3,025,061	3,026,340
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 7/27/15	937,758	904,763
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 7/1/15	478,101	481,565
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,582,514	1,625,311
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.66%, 7/1/15	2,704,754	2,771,017

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.65%, 7/1/15	2,336,926	2,382,643
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.65%, 7/1/15	1,557,951	1,590,742
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.67%, 7/1/15	829,199	847,213
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.64%, 7/1/15	1,194,673	1,206,832
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,306,611	1,344,491
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	2,377,469	2,320,553
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,293,173	1,346,433
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	1,013,183	999,092
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	2,267,623	2,295,048
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	953,483	991,827
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.63%, 7/1/15	2,136,438	1,996,625
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 7/1/15	583,076	540,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.62%, 7/1/15	2,027,030	2,006,401
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	344,461	344,830
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	717,800	710,234
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	2,113,702	2,183,238
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	488,150	507,510
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	227,527	235,445
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	2,351,459	2,333,547
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	627,268	649,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	2,177,721	2,237,952
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	98,702	102,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	1,074,367	1,058,321
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	2,689,381	2,653,619
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.21%, 7/1/15	389,097	388,095
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	924,454	977,535
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 7/1/15(3)	1,773,895	1,817,073
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $68,020,765)		68,694,042
CORPORATE BONDS — 4.9%
Aerospace and Defense — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(3)	720,000	644,400
L-3 Communications Corp., 5.20%, 10/15/19	200,000	217,595
		861,995
Auto Components†
Tenneco, Inc., 6.875%, 12/15/20	250,000	262,500
Automobiles — 0.3%
American Honda Finance Corp., 2.125%, 10/10/18	475,000	482,134
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	930,000	938,489
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	322,580
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	1,000,000	1,000,853
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,000,000	1,024,171
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(3)	390,000	400,084
		4,168,311
Banks — 0.2%
Bank of America Corp., 6.50%, 8/1/16	390,000	411,475
Bank of America Corp., 2.00%, 1/11/18	600,000	602,057
Citigroup, Inc., 5.50%, 2/15/17	650,000	690,763
Citigroup, Inc., 2.55%, 4/8/19	250,000	252,131

Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16	500,000	516,666
		2,473,092
Building Products — 0.1%
Masco Corp., 6.125%, 10/3/16	750,000	793,125
Chemicals†
Hexion, Inc., 8.875%, 2/1/18	200,000	181,500
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	433,382
		614,882
Consumer Finance — 0.1%
CIT Group, Inc., 5.00%, 5/15/17	1,500,000	1,550,550
HSBC Finance Corp., 5.50%, 1/19/16	300,000	307,306
		1,857,856
Containers and Packaging†
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	437,000	457,757
Diversified Financial Services — 0.2%
Ally Financial, Inc., 3.60%, 5/21/18	1,500,000	1,503,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500,000	504,375
MUFG Union Bank N.A., 2.625%, 9/26/18	390,000	396,248
		2,403,623
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 5.50%, 2/1/18	500,000	546,510
Frontier Communications Corp., 8.50%, 4/15/20	1,000,000	1,048,000
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	525,596
Windstream Services LLC, 7.875%, 11/1/17	1,100,000	1,172,875
		3,292,981
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	493,500
Food and Staples Retailing — 0.1%
Dollar General Corp., 4.125%, 7/15/17	1,160,000	1,213,396
Gas Utilities — 0.2%
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(3)	400,000	433,438
Kinder Morgan, Inc., 7.25%, 6/1/18	200,000	225,596
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	309,823
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(3)	1,200,000	1,233,000
		2,201,857
Health Care Equipment and Supplies†
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	503,750
Health Care Providers and Services — 0.4%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,720,000	1,768,160
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,515,000	1,611,581
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	666,000	656,010
HCA, Inc., 7.69%, 6/15/25	100,000	114,000
Tenet Healthcare Corp., 6.25%, 11/1/18	1,370,000	1,491,588
		5,641,339
Hotels, Restaurants and Leisure†
Carnival Corp., 1.20%, 2/5/16	350,000	350,474
Household Durables — 0.2%
Lennar Corp., 4.75%, 12/15/17	1,435,000	1,499,575
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,526,250
		3,025,825

Household Products — 0.1%
Spectrum Brands, Inc., 6.75%, 3/15/20	980,000	1,034,390
Insurance†
American International Group, Inc., 4.125%, 2/15/24	20,000	20,763
Lincoln National Corp., 6.25%, 2/15/20	120,000	138,877
XLIT Ltd., 2.30%, 12/15/18	100,000	100,694
		260,334
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	930,000	982,228
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	280,000	284,345
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	400,000	399,441
		683,786
Media — 0.1%
DISH DBS Corp., 7.125%, 2/1/16	1,080,000	1,109,700
Metals and Mining — 0.1%
Barrick Gold Corp., 2.90%, 5/30/16	470,000	474,671
Rio Tinto Finance USA plc, 1.375%, 6/17/16	230,000	230,806
		705,477
Multi-Utilities — 0.3%
CMS Energy Corp., 8.75%, 6/15/19	615,000	758,085
Dominion Gas Holdings LLC, 1.05%, 11/1/16	480,000	479,291
DPL, Inc., 6.50%, 10/15/16	230,000	239,775
GenOn Energy, Inc., 7.875%, 6/15/17	1,525,000	1,544,062
NRG Energy, Inc., 7.625%, 1/15/18	1,140,000	1,252,575
Sempra Energy, 6.50%, 6/1/16	130,000	136,217
		4,410,005
Multiline Retail†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	257,000	273,884
Oil, Gas and Consumable Fuels — 0.3%
Alpha Natural Resources, Inc., 6.00%, 6/1/19(5)	630,000	44,100
Anadarko Petroleum Corp., 5.95%, 9/15/16	380,000	400,667
BP Capital Markets plc, 0.70%, 11/6/15	230,000	230,202
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,319,500
Denbury Resources, Inc., 6.375%, 8/15/21	850,000	820,250
Marathon Petroleum Corp., 3.50%, 3/1/16	200,000	203,400
Peabody Energy Corp., 6.50%, 9/15/20	835,000	288,075
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	280,000
		3,586,194
Pharmaceuticals — 0.3%
Actavis Funding SCS, 2.35%, 3/12/18	1,620,000	1,629,658
Endo Finance LLC / Endo Finco, Inc., 7.00%, 12/15/20(3)	1,155,000	1,217,081
Mylan, Inc., 1.35%, 11/29/16	300,000	299,160
Perrigo Co. plc, 1.30%, 11/8/16	500,000	497,996
		3,643,895
Real Estate Investment Trusts (REITs) — 0.1%
HCP, Inc., 3.75%, 2/1/16	600,000	607,870
HCP, Inc., 6.00%, 1/30/17	75,000	80,027

Health Care REIT, Inc., 3.625%, 3/15/16	350,000	355,270
Hospitality Properties Trust, 5.625%, 3/15/17	500,000	528,030
		1,571,197
Road and Rail†
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(3)	210,000	211,493
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(3)	1,455,000	1,473,187
Software†
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	500,000	525,000
Specialty Retail — 0.3%
Hertz Corp. (The), 6.75%, 4/15/19	1,525,000	1,577,460
Home Depot, Inc. (The), 2.25%, 9/10/18	230,000	235,339
Rent-A-Center, Inc., 6.625%, 11/15/20	1,620,000	1,591,650
		3,404,449
Technology Hardware, Storage and Peripherals — 0.2%
Dell, Inc., 2.30%, 9/10/15	550,000	550,688
Dell, Inc., 3.10%, 4/1/16	1,485,000	1,488,712
Hewlett-Packard Co., 2.65%, 6/1/16	600,000	607,636
		2,647,036
Textiles, Apparel and Luxury Goods — 0.2%
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/19	613,000	632,922
Hanesbrands, Inc., 6.375%, 12/15/20	390,000	409,500
L Brands, Inc., 6.90%, 7/15/17	1,050,000	1,147,125
		2,189,547
Wireless Telecommunication Services — 0.4%
Sprint Communications, 6.00%, 12/1/16	2,600,000	2,699,125
T-Mobile USA, Inc., 6.46%, 4/28/19	2,630,000	2,715,475
		5,414,600
TOTAL CORPORATE BONDS (Cost $65,495,889)		64,742,665
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.4%
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.99%, 7/15/15(3)	4,775,000	4,773,090
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(3)	2,275,000	2,272,949
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(3)	4,179,385	4,161,234
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.59%, 7/15/15(3)	3,700,000	3,694,781
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 7/11/15	825,000	826,921
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/15(3)	2,750,000	2,760,948
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,587,705)		18,489,923
ASSET-BACKED SECURITIES(2) — 1.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	2,500,000	2,518,095
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	2,625,000	2,619,472
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.44%, 7/15/15	3,200,000	3,181,555
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	1,323,182	1,322,333
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.34%, 7/10/15(3)	2,390,000	2,388,667
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	844,761	849,869
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	2,877,728	2,856,069
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	2,208,795	2,211,046
TOTAL ASSET-BACKED SECURITIES (Cost $17,987,634)		17,947,106

TEMPORARY CASH INVESTMENTS — 1.3%
Crown Point Capital Co., 0.12%, 7/1/15(3)(4)	17,762,000	17,761,925
SSgA U.S. Government Money Market Fund, Class N	4,691	4,691
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,766,690)		17,766,616
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,324,117,293)		1,320,530,656
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,863,996)
TOTAL NET ASSETS — 100.0%		$1,318,666,660

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	9,962	AUD	13,048	Barclays Bank plc	9/16/15	(64)
CAD	3,935,508	USD	3,200,000	Barclays Bank plc	9/16/15	(52,258)
CLP	1,021,123,505	USD	1,602,391	UBS AG	9/16/15	(16,313)
USD	1,392,450	CLP	894,649,125	UBS AG	9/16/15	2,821
USD	831,823	CZK	20,164,328	Deutsche Bank	9/16/15	6,595
USD	6,114,437	EUR	5,396,517	Barclays Bank plc	9/16/15	91,747
GBP	2,330,968	USD	3,583,786	Deutsche Bank	9/16/15	76,747
USD	6,251,373	JPY	776,653,878	Deutsche Bank	9/16/15	(100,834)
KRW	3,172,103,309	USD	2,848,257	Westpac Group	9/16/15	(20,381)
NOK	3,641,898	USD	467,782	Barclays Bank plc	9/16/15	(4,098)
NZD	298,947	USD	211,513	Barclays Bank plc	9/16/15	(10,234)
USD	1,870,830	NZD	2,700,000	Barclays Bank plc	9/16/15	52,937
USD	955,920	NZD	1,400,000	Barclays Bank plc	9/16/15	13,309
USD	1,016,013	NZD	1,500,000	JPMorgan Chase Bank N.A.	9/16/15	6,072
SEK	16,355,600	USD	2,000,000	Barclays Bank plc	9/16/15	(23,914)
USD	355,058	SEK	2,910,125	JPMorgan Chase Bank N.A.	9/16/15	3,456
SGD	1,431,516	USD	1,056,831	Barclays Bank plc	9/16/15	4,884
SGD	6,547,208	USD	4,900,000	Barclays Bank plc	9/16/15	(44,121)
USD	1,000,000	SGD	1,345,902	JPMorgan Chase Bank N.A.	9/16/15	1,782
USD	2,193,231	TWD	67,716,000	UBS AG	9/16/15	(1,450)
						(13,317)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
11	U.S. Treasury Long Bonds	September 2015	1,659,281	39,504

SWAP AGREEMENTS*

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread***(%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 24 Index	38,461,500	Sell	5.00	6/20/20	3.56	66,999	2,438,738

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(695,076)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97	12/21/16	(670,383)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	5/17/18	(589,666)
Barclays Bank plc	8,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(232,000)
Barclays Bank plc	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(196,353)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(116,330)
Barclays Bank plc	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(250,562)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22	5/20/18	(569,330)
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64	2/3/20	11,232
Morgan Stanley Capital Services LLC	18,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	10/9/15	(572,340)
Morgan Stanley Capital Services LLC	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	8/19/19	(1,049,902)
						(4,930,710)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $7,289,496.

(2)	Final maturity date indicated, unless otherwise noted.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $62,339,123, which represented 4.7% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Security is in default.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	1,132,890,304	—
Collateralized Mortgage Obligations	—	68,694,042	—
Corporate Bonds	—	64,742,665	—
Commercial Mortgage-Backed Securities	—	18,489,923	—
Asset-Backed Securities	—	17,947,106	—
Temporary Cash Investments	4,691	17,761,925	—
	4,691	1,320,525,965	—
Other Financial Instruments
Futures Contracts	39,504	—	—
Swap Agreements	—	78,231	—
Forward Foreign Currency Exchange Contracts	—	260,350	—
	39,504	338,581	—
Liabilities
Other Financial Instruments
Swap Agreements	—	(4,941,942)	—
Forward Foreign Currency Exchange Contracts	—	(273,667)	—
	—	(5,215,609)	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,324,605,919
Gross tax appreciation of investments	$3,179,188
Gross tax depreciation of investments	(7,254,451)
Net tax appreciation (depreciation) of investments	$(4,075,263)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
June 30, 2015

Short Duration Strategic Income - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 60.4%
Aerospace and Defense — 1.9%
Bombardier, Inc., 7.50%, 3/15/18(1)		125,000	131,250
L-3 Communications Corp., 3.95%, 11/15/16		350,000	361,468
			492,718
Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The), 6.50%, 3/1/21		125,000	132,812
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		25,000	27,313
Tenneco, Inc., 6.875%, 12/15/20		100,000	105,000
			265,125
Automobiles — 0.5%
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		125,000	129,844
Banks — 11.0%
Akbank TAS, 3.875%, 10/24/17		65,000	65,975
Banco Bradesco SA, 4.50%, 1/12/17		65,000	67,779
Banco do Brasil SA, 3.875%, 1/23/17		65,000	66,950
Bank of America Corp., 5.75%, 8/15/16		350,000	366,571
Barclays Bank plc, 6.05%, 12/4/17(1)		300,000	326,723
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		65,000	66,056
Citigroup, Inc., 5.50%, 2/15/17		350,000	371,950
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	110,000	137,879
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	150,000	181,992
Corpbanca SA, 3.125%, 1/15/18		$65,000	65,293
Grupo Aval Ltd., 5.25%, 2/1/17		65,000	67,515
HBOS plc, MTN, 6.75%, 5/21/18(1)		300,000	333,211
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	150,000	195,984
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		$65,000	68,459
Intesa Sanpaolo SpA, 3.875%, 1/16/18		300,000	309,746
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	100,000	125,311
			2,817,394
Capital Markets — 1.5%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		$65,000	67,151
Jefferies Group, Inc., 5.125%, 4/13/18		300,000	318,823
			385,974
Chemicals — 0.5%
INEOS Group Holdings SA, 6.125%, 8/15/18(1)		125,000	128,125
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 5.25%, 8/1/20		125,000	127,500
Consumer Finance — 1.0%
Discover Bank, 2.00%, 2/21/18		250,000	249,428
Diversified Financial Services — 3.5%
Ally Financial, Inc., 5.50%, 2/15/17		25,000	26,125
Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17		350,000	383,220
Morgan Stanley, MTN, 5.95%, 12/28/17		350,000	384,789

Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	80,000	108,591
			902,725
Diversified Telecommunication Services — 1.9%
Telecom Italia SpA, MTN, 4.50%, 9/20/17	EUR	100,000	119,043
Telefonica Emisiones SAU, 3.99%, 2/16/16		$350,000	356,054
			475,097
Energy Equipment and Services — 2.1%
Basic Energy Services, Inc., 7.75%, 10/15/22		125,000	99,375
Nabors Industries, Inc., 6.15%, 2/15/18		200,000	216,000
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)		125,000	108,125
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)		125,000	118,594
			542,094
Food Products — 1.0%
Aramark Services, Inc., 5.75%, 3/15/20		125,000	130,735
Post Holdings, Inc., 7.375%, 2/15/22		125,000	127,656
			258,391
Gas Utilities — 4.5%
Enterprise Products Operating LLC, VRN, 8.375%, 8/1/16		200,000	210,000
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		120,000	131,152
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)		125,000	133,906
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)		125,000	130,938
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(1)		250,000	256,875
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)		100,000	104,250
TransCanada PipeLines Ltd., VRN, 6.35%, 5/15/17		200,000	190,500
			1,157,621
Health Care Equipment and Supplies — 0.8%
Alere, Inc., 7.25%, 7/1/18		75,000	78,844
Mallinckrodt International Finance SA, 3.50%, 4/15/18		125,000	125,937
			204,781
Hotels, Restaurants and Leisure — 1.0%
Boyd Gaming Corp., 9.00%, 7/1/20		125,000	136,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21		125,000	130,462
			266,712
Household Durables — 0.9%
TRI Pointe Holdings, Inc., 4.375%, 6/15/19		100,000	98,500
William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	135,625
			234,125
Household Products — 0.5%
Spectrum Brands, Inc., 6.625%, 11/15/22		125,000	133,750
Industrial Conglomerates — 1.1%
HD Supply, Inc., 7.50%, 7/15/20		125,000	132,812
HD Supply, Inc., 11.50%, 7/15/20		125,000	145,000
			277,812
IT Services — 1.8%
Fidelity National Information Services, Inc., 1.45%, 6/5/17		320,000	319,381
First Data Corp., PIK, 8.75%, 1/15/22(1)		125,000	133,203
			452,584
Machinery — 0.5%
Terex Corp., 6.00%, 5/15/21		125,000	126,250

Media — 2.7%
Embarq Corp., 7.08%, 6/1/16	280,000	291,223
Gray Television, Inc., 7.50%, 10/1/20	125,000	132,969
Lamar Media Corp., 5.875%, 2/1/22	125,000	130,000
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	125,000	132,969
		687,161
Metals and Mining — 2.4%
Freeport-McMoRan, Inc., 2.30%, 11/14/17	140,000	139,751
Glencore Funding LLC, 1.70%, 5/27/16(1)	350,000	350,458
United States Steel Corp., 7.00%, 2/1/18	125,000	134,062
		624,271
Multi-Utilities — 3.9%
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	420,000	397,950
GenOn Energy, Inc., 7.875%, 6/15/17	125,000	126,562
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	320,000	332,365
NRG Energy, Inc., 7.625%, 1/15/18	125,000	137,344
		994,221
Oil, Gas and Consumable Fuels — 4.3%
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.75%, 2/1/22	300,000	318,750
Linn Energy LLC / Linn Energy Finance Corp., 6.25%, 11/1/19	125,000	98,438
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	125,000	132,687
Petrobras Global Finance BV, 3.50%, 2/6/17	300,000	297,519
Petrobras Global Finance BV, 3.25%, 3/17/17	65,000	64,112
Sabine Pass LNG LP, 7.50%, 11/30/16(1)	125,000	132,189
SandRidge Energy, Inc., 7.50%, 3/15/21	125,000	55,625
		1,099,320
Paper and Forest Products — 0.5%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	125,000	134,375
Pharmaceuticals — 5.1%
Actavis Funding SCS, 2.35%, 3/12/18	180,000	181,073
Actavis, Inc., 1.875%, 10/1/17	320,000	320,503
Endo Finance LLC / Endo Finco, Inc., 7.00%, 12/15/20(1)	125,000	131,719
Mylan, Inc., 1.80%, 6/24/16	350,000	350,245
Perrigo Co. plc, 1.30%, 11/8/16	200,000	199,198
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	125,000	130,625
		1,313,363
Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp., 4.50%, 1/15/18	311,000	329,145
Specialty Retail — 1.7%
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	125,000	131,563
Staples, Inc., 2.75%, 1/12/18	300,000	302,723
		434,286
Technology Hardware, Storage and Peripherals — 1.0%
Seagate HDD Cayman, 3.75%, 11/15/18	250,000	260,685
TOTAL CORPORATE BONDS (Cost $16,028,549)		15,504,877
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 10.4%
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.86%, 7/1/15	85,292	85,218
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 7/1/15	65,862	65,509

Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.11%, 7/1/15	196,015	193,799
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.55%, 7/1/15	119,576	106,642
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.45%, 7/1/15	182,078	182,373
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.93%, 7/27/15	206,307	199,048
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 7/1/15	40,403	40,232
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 7/1/15	15,522	15,569
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.75%, 7/1/15	149,718	150,618
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.72%, 7/1/15	77,835	79,803
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.65%, 7/1/15	220,710	225,027
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.64%, 7/1/15	119,467	120,683
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 7/1/15	41,455	42,070
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.68%, 7/1/15	132,489	130,007
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.61%, 7/1/15	179,921	171,224
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 7/1/15	71,681	66,497
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.53%, 7/1/15	175,035	164,377
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.59%, 7/1/15	387,089	375,939
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 7/1/15	184,102	174,228
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	88,483	91,562
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,670,275)		2,680,425
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 9.6%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.09%, 7/15/15(1)	250,000	249,330
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(1)	75,000	78,051
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.14%, 7/15/15(1)	175,000	175,993
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 7/1/15	260,000	285,223
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/15	75,000	78,596
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	75,000	78,653
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 7/1/15	125,000	131,319
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(1)	150,000	149,865
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/15	250,000	259,142
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 7/1/15	190,000	202,038
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class B, VRN, 1.59%, 7/15/15(1)	75,000	74,894
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.14%, 7/15/15(1)	175,000	174,919
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/15(1)	200,000	200,796
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ, VRN, 5.28%, 7/1/15	330,000	331,119
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,476,938)		2,469,938
MUTUAL FUNDS(3) — 8.1%
Emerging Markets Debt Fund R6 Class (Cost $2,099,269)	210,139	2,076,174
ASSET-BACKED SECURITIES(2) — 7.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	200,000	205,509
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 1.68%, 7/10/15(1)	200,000	198,258
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	100,226	100,832
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	154,509	152,305
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	263,798	266,684
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	218,696	219,412
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(1)	54,674	55,255
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	168,454	167,346
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	151,511	150,345
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	58,514	59,156

Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	43,739	43,783
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	294,250	289,966
TOTAL ASSET-BACKED SECURITIES (Cost $1,920,763)		1,908,851
MUNICIPAL SECURITIES — 1.6%
Illinois GO, 4.35%, 6/1/18	200,000	205,846
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	165,000	119,876
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/20	135,000	91,894
TOTAL MUNICIPAL SECURITIES (Cost $465,191)		417,616
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $34,777), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $34,083)		34,083
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $141,784), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $136,000)		136,000
SSgA U.S. Government Money Market Fund, Class N	47,545	47,545
TOTAL TEMPORARY CASH INVESTMENTS (Cost $217,628)		217,628
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $25,878,613)		25,275,509
OTHER ASSETS AND LIABILITIES — 1.6%		418,897
TOTAL NET ASSETS — 100.0%		$25,694,406

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	800	USD	250	UBS AG	9/16/15	1
USD	119,050	CAD	147,024	Barclays Bank plc	9/16/15	1,455
COP	109,440,006	USD	42,559	UBS AG	9/16/15	(896)
USD	1,175,404	EUR	1,037,304	Barclays Bank plc	9/16/15	17,739
HUF	10,985,693	USD	39,599	Deutsche Bank	9/16/15	(821)
JPY	7,966,699	USD	65,000	UBS AG	9/16/15	159
USD	397,231	JPY	49,350,873	Deutsche Bank	9/16/15	(6,407)
KRW	77,789,562	USD	69,848	Westpac Group	9/16/15	(500)
USD	58,801	MXN	920,914	Barclays Bank plc	9/17/15	524
MYR	375,720	USD	99,713	Westpac Group	9/17/15	(260)
USD	23,552	MYR	88,745	Westpac Group	9/17/15	61
PEN	142,830	USD	44,711	UBS AG	9/16/15	(279)
PHP	1,335,150	USD	29,273	Westpac Group	9/16/15	234
PLN	551,415	USD	148,633	Deutsche Bank	9/16/15	(2,277)
RUB	457,900	USD	8,148	UBS AG	9/16/15	(67)
SGD	202,430	USD	149,446	Barclays Bank plc	9/16/15	691
THB	3,421,082	USD	100,893	Westpac Group	9/16/15	147
USD	103,907	THB	3,523,275	Westpac Group	9/16/15	(151)
TRY	69,085	USD	25,000	JPMorgan Chase Bank N.A.	9/16/15	222
USD	3,221	TRY	9,072	Deutsche Bank	9/16/15	(91)
USD	1,602	TWD	49,462	UBS AG	9/16/15	(1)
ZAR	986,951	USD	80,000	Deutsche Bank	9/16/15	59
						9,542

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
33	U.S. Treasury 10-Year Notes	September 2015	4,163,672	31,895

SWAP AGREEMENTS*
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Implied Credit Spread(%)**	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America Investment Grade 24 Index	800,000	Buy	1.00	6/20/20	0.70	2,058	(11,417)

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)***
Bank of America N.A./ Camden Property Trust	125,000	Buy	1.00	12/20/19	(793)	610	(183)
Barclays Bank plc/ AES Corp. (The)	125,000	Sell	5.00	9/20/17	10,407	1,980	12,387
Barclays Bank plc/ Boyd Gaming Corp.	125,000	Sell	5.00	9/20/16	6,022	574	6,596
Barclays Bank plc/ Calpine Corp.	125,000	Sell	5.00	9/20/17	8,505	3,046	11,551
Barclays Bank plc/ Dominion Resources, Inc.	125,000	Buy	1.00	6/20/20	(3,795)	367	(3,428)
Barclays Bank plc/ NRG Energy, Inc.	125,000	Sell	5.00	9/20/17	9,668	1,472	11,140
Barclays Bank plc/ Parker Drilling Co.	125,000	Sell	5.00	9/20/17	9,084	(4,553)	4,531
Barclays Bank plc/ Procter & Gamble Co.	125,000	Buy	1.00	6/20/20	(5,043)	216	(4,827)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	125,000	Buy	1.00	9/20/19	(1,355)	(11)	(1,366)
Deutsche Bank AG/ International Business Machines Corp.	125,000	Buy	1.00	9/20/19	(2,845)	(515)	(3,360)
Deutsche Bank AG/ Realogy Holdings Corp.	125,000	Sell	5.00	9/20/16	5,669	785	6,454
Goldman Sachs & Co./ Kellogg Co.	125,000	Buy	1.00	12/20/19	(2,027)	(141)	(2,168)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	125,000	Buy	1.00	6/20/20	3,876	(1,181)	2,695
Goldman Sachs & Co./ Starwood Hotels & Resorts	125,000	Buy	1.00	6/20/20	(1,243)	(157)	(1,400)
Morgan Stanley & Co./ D.R. Horton, Inc.	125,000	Sell	1.00	6/20/20	(2,871)	368	(2,503)
Morgan Stanley & Co./ Frontier Communications Corp.	125,000	Sell	5.00	9/20/17	9,933	(859)	9,074
Morgan Stanley & Co./ HCA, Inc.	125,000	Sell	5.00	9/20/17	10,855	1,567	12,422
Morgan Stanley & Co./ Hertz Corp. (The)	125,000	Sell	5.00	9/20/17	10,765	30	10,795
Morgan Stanley & Co./ International Lease Finance Corp.	125,000	Sell	5.00	9/20/17	10,081	867	10,948
Morgan Stanley & Co./ J.C. Penney Co., Inc.	125,000	Sell	5.00	6/20/16	3,364	966	4,330
Morgan Stanley & Co./ Lennar Corp.	125,000	Sell	5.00	6/20/20	17,444	1,543	18,987
Morgan Stanley & Co./ Mondelez International, Inc.	125,000	Buy	1.00	9/20/19	(2,845)	(783)	(3,628)
Morgan Stanley & Co./ PepsiCo, Inc.	125,000	Buy	1.00	9/20/19	(3,105)	(623)	(3,728)
Morgan Stanley & Co./ Rite Aid Corp.	125,000	Sell	5.00	9/20/16	6,483	640	7,123
					96,234	6,208	102,442

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection. The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

***The quoted market prices and resulting value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
COP	-	Colombian Peso
EUR	-	Euro
GO	-	General Obligation
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $5,993,165, which represented 23.3% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	15,504,877	—
Collateralized Mortgage Obligations	—	2,680,425	—
Commercial Mortgage-Backed Securities	—	2,469,938	—
Mutual Funds	2,076,174	—	—
Asset-Backed Securities	—	1,908,851	—
Municipal Securities	—	417,616	—
Temporary Cash Investments	47,545	170,083	—
	2,123,719	23,151,790	—
Other Financial Instruments
Futures Contracts	31,895	—	—
Swap Agreements	—	17,089	—
Forward Foreign Currency Exchange Contracts	—	21,292	—
	31,895	38,381	—
Liabilities
Other Financial Instruments
Swap Agreements	—	(8,823)	—
Forward Foreign Currency Exchange Contracts	—	(11,750)	—
	—	(20,573)	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the three months ended June 30, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	$2,058,513	$19,911	—	—	$19,898	$2,076,174

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$25,878,613
Gross tax appreciation of investments	$70,106
Gross tax depreciation of investments	(673,210)
Net tax appreciation (depreciation) of investments	$(603,104)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
June 30, 2015

Strategic Income - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 49.8%
Aerospace and Defense — 0.7%
Bombardier, Inc., 7.50%, 3/15/18(1)		25,000	26,250
Bombardier, Inc., 5.75%, 3/15/22(1)		25,000	22,375
			48,625
Airlines — 0.4%
United Continental Holdings, Inc., 6.375%, 6/1/18		25,000	26,125
Auto Components — 1.1%
Schaeffler Finance BV, 4.75%, 5/15/21(1)		25,000	25,250
Tenneco, Inc., 6.875%, 12/15/20		50,000	52,500
			77,750
Automobiles — 1.2%
General Motors Financial Co., Inc., 3.25%, 5/15/18		35,000	35,846
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		25,000	25,406
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		25,000	25,969
			87,221
Banks — 7.2%
Akbank TAS, 3.875%, 10/24/17		15,000	15,225
Banco Bradesco SA, 4.50%, 1/12/17		15,000	15,641
Banco do Brasil SA, 3.875%, 1/23/17		15,000	15,450
Bank of America Corp., VRN, 5.20%, 6/1/23		35,000	33,513
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	50,000	66,055
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		$15,000	15,244
CGG SA, 6.50%, 6/1/21		25,000	20,875
Citigroup, Inc., 4.00%, 8/5/24		50,000	49,360
Citigroup, Inc., VRN, 5.90%, 2/15/23		35,000	34,562
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	20,000	25,069
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	50,000	60,664
Corpbanca SA, 3.125%, 1/15/18		$15,000	15,068
Grupo Aval Ltd., 5.25%, 2/1/17		15,000	15,581
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	65,328
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		$15,000	15,798
Post Holdings, Inc., 6.75%, 12/1/21(1)		50,000	50,125
			513,558
Building Products — 0.7%
Masco Corp., 4.45%, 4/1/25		50,000	50,250
Capital Markets — 0.2%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		15,000	15,496
Commercial Services and Supplies — 1.4%
Envision Healthcare Corp., 5.125%, 7/1/22(1)		50,000	50,500
Pitney Bowes, Inc., 4.625%, 3/15/24		50,000	50,450
			100,950
Consumer Finance — 0.7%
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		50,000	51,125

Diversified Financial Services — 2.2%
Ally Financial, Inc., 5.50%, 2/15/17	25,000	26,125
Ally Financial, Inc., 8.00%, 3/15/20	21,000	24,780
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.875%, 3/15/19	50,000	50,510
Morgan Stanley, 5.00%, 11/24/25	50,000	52,369
		153,784
Diversified Telecommunication Services — 1.2%
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	25,000	26,438
Telecom Italia Capital SA, 7.00%, 6/4/18	25,000	27,624
Telecom Italia Capital SA, 7.18%, 6/18/19	25,000	28,187
		82,249
Energy Equipment and Services — 1.8%
Basic Energy Services, Inc., 7.75%, 10/15/22	50,000	39,750
Ensco plc, 4.70%, 3/15/21	45,000	45,849
FTS International, Inc., 6.25%, 5/1/22	25,000	18,500
Transocean, Inc., 6.50%, 11/15/20	25,000	23,219
		127,318
Gas Utilities — 2.1%
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)	25,000	26,781
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	25,000	26,188
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18(1)	50,000	51,375
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	46,574
		150,918
Health Care Equipment and Supplies — 0.7%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	50,000	50,375
Health Care Providers and Services — 4.5%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	24,875
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	50,000	51,062
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	25,000	26,594
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	25,000	27,156
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21(1)	25,000	26,750
HCA, Inc., 8.00%, 10/1/18	25,000	29,000
HCA, Inc., 6.50%, 2/15/20	25,000	28,000
LifePoint Health, Inc., 5.50%, 12/1/21	50,000	51,750
Tenet Healthcare Corp., 4.75%, 6/1/20	25,000	25,500
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,719
		317,406
Hotels, Restaurants and Leisure — 0.3%
Wynn Macau Ltd., 5.25%, 10/15/21(1)	25,000	23,750
Household Durables — 3.7%
D.R. Horton, Inc., 3.625%, 2/15/18	25,000	25,563
D.R. Horton, Inc., 3.75%, 3/1/19	25,000	25,250
KB Home, 7.25%, 6/15/18	50,000	54,500
Lennar Corp., 4.75%, 12/15/17	25,000	26,125
Lennar Corp., 4.125%, 12/1/18	25,000	25,375
Meritage Homes Corp., 7.15%, 4/15/20	50,000	54,250
Toll Brothers Finance Corp., 5.625%, 1/15/24	25,000	26,437
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	25,000	24,625
		262,125

Household Products — 0.4%
Spectrum Brands, Inc., 6.625%, 11/15/22	25,000	26,750
Industrial Conglomerates — 0.7%
HD Supply, Inc., 5.25%, 12/15/21(1)	50,000	50,875
Insurance — 2.4%
International Lease Finance Corp., 4.625%, 4/15/21	50,000	50,625
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	25,000	25,688
Voya Financial, Inc., VRN, 5.65%, 5/15/23	50,000	51,250
XLIT Ltd., VRN, 6.50%, 4/15/17	50,000	42,906
		170,469
Machinery — 0.7%
CNH Industrial Capital LLC, 3.625%, 4/15/18	50,000	50,250
Media — 3.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20	50,000	52,937
CSC Holdings LLC, 7.875%, 2/15/18	50,000	55,250
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	50,000	51,115
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	50,000	49,313
TEGNA, Inc., 5.125%, 7/15/20	50,000	51,438
		260,053
Metals and Mining — 2.8%
Alcoa, Inc., 5.40%, 4/15/21	50,000	52,594
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	50,000	48,625
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	25,000	24,031
Newmont Mining Corp., 3.50%, 3/15/22	50,000	47,734
United States Steel Corp., 6.05%, 6/1/17	25,000	26,125
		199,109
Multi-Utilities — 1.6%
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	30,000	28,425
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	30,000	31,159
NRG Energy, Inc., 7.625%, 1/15/18	50,000	54,938
		114,522
Oil, Gas and Consumable Fuels — 1.3%
MEG Energy Corp., 7.00%, 3/31/24(1)	25,000	24,094
Peabody Energy Corp., 6.50%, 9/15/20	50,000	17,250
Petrobras Global Finance BV, 3.25%, 3/17/17	15,000	14,795
Petrobras Global Finance BV, 5.375%, 1/27/21	30,000	28,944
SandRidge Energy, Inc., 7.50%, 2/15/23	25,000	10,692
		95,775
Pharmaceuticals — 1.4%
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	50,750
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	25,000	26,266
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	25,000	25,752
		102,768
Semiconductors and Semiconductor Equipment — 2.2%
Freescale Semiconductor, Inc., 5.00%, 5/15/21(1)	25,000	25,750
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	25,000	26,562
KLA-Tencor Corp., 4.65%, 11/1/24	50,000	49,939
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	25,000	26,094
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	25,000	26,063
		154,408

Specialty Retail — 2.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	50,000	49,563
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	50,000	52,625
United Rentals North America, Inc., 6.125%, 6/15/23	50,000	51,312
		153,500
Technology Hardware, Storage and Peripherals — 0.4%
Seagate HDD Cayman, 4.75%, 6/1/23	30,000	30,582
TOTAL CORPORATE BONDS (Cost $3,706,862)		3,548,086
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 14.4%
Banc of America Mortgage Trust, Series 2006-A, Class 2A1, VRN, 2.64%, 7/1/15	18,397	16,596
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 7/1/15	18,441	18,343
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.52%, 7/1/15	16,542	14,688
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	60,264	63,130
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.11%, 7/1/15	91,474	90,439
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.55%, 7/1/15	46,424	41,402
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.44%, 7/1/15	9,854	9,813
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 7/1/15	30,776	30,870
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.75%, 7/1/15	18,899	19,012
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 4.89%, 7/1/15	62,619	62,143
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 7/1/15	88,833	90,151
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.62%, 7/1/15	32,100	32,331
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	37,994	37,466
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	51,248	51,868
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.68%, 7/1/15	52,996	52,003
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.61%, 7/1/15	76,120	72,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.72%, 7/1/15	52,563	51,058
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 7/1/15	15,360	14,250
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.53%, 7/1/15	35,007	32,875
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.59%, 7/1/15	114,367	111,073
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 7/1/15	46,026	43,557
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	15,152	15,037
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	53,718	52,916
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,013,972)		1,023,462
MUTUAL FUNDS(3) — 14.2%
Emerging Markets Debt Fund R6 Class (Cost $1,021,214)	102,328	1,010,997
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 10.6%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.09%, 7/15/15(1)	50,000	49,866
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, VRN, 3.49%, 7/1/15(1)	50,000	49,248
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	50,000	49,880
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(1)	25,000	26,017
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.14%, 7/15/15(1)	50,000	50,284
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 7/1/15	65,000	71,306
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 7/1/15	68,000	71,260
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	25,000	26,218
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 7/1/15	30,000	31,517
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.93%, 3/10/48	25,000	24,801
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	25,000	24,981

Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)		25,000	24,952
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(1)		34,000	33,969
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48		50,000	50,145
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 7/1/15		60,000	62,194
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.18%, 7/1/15		37,000	39,344
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.14%, 7/15/15(1)		25,000	24,989
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/1/15(1)		40,000	40,159
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $757,269)			751,130
ASSET-BACKED SECURITIES(2) — 4.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)		50,000	51,377
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)		25,000	24,947
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 1.68%, 7/10/15(1)		50,000	49,565
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)		30,902	30,461
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(1)		21,983	22,562
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)		42,113	41,836
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)		21,869	21,892
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)		62,417	61,508
TOTAL ASSET-BACKED SECURITIES (Cost $306,310)			304,148
PREFERRED STOCKS — 1.1%
Real Estate Investment Trusts (REITs) — 1.1%
DDR Corp., 6.25%		1,400	35,308
Kimco Realty Corp., 5.625%		1,800	43,506
TOTAL PREFERRED STOCKS (Cost $77,372)			78,814
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Spain — 1.0%
Spain Government Bond, 1.60%, 4/30/25(1) (Cost $73,448)	EUR	70,000	73,496
MUNICIPAL SECURITIES — 1.0%
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35 (Cost $88,556)		$100,000	67,885
TEMPORARY CASH INVESTMENTS — 2.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $34,506), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $33,818)			33,818
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $141,784), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $135,000)			135,000
SSgA U.S. Government Money Market Fund, Class N		33,921	33,921
TOTAL TEMPORARY CASH INVESTMENTS (Cost $202,739)			202,739
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $7,247,742)			7,060,757
OTHER ASSETS AND LIABILITIES — 0.8%			59,337
TOTAL NET ASSETS — 100.0%			$7,120,094

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	240	USD	75	UBS AG	9/16/15	—
USD	31,912	CAD	39,411	Barclays Bank plc	9/16/15	390
COP	24,320,013	USD	9,458	UBS AG	9/16/15	(199)
USD	297,896	EUR	262,896	Barclays Bank plc	9/16/15	4,496
USD	73,979	EUR	66,059	JPMorgan Chase Bank N.A.	9/16/15	255
HUF	2,746,423	USD	9,900	Deutsche Bank	9/16/15	(205)
JPY	1,838,469	USD	15,000	UBS AG	9/16/15	37
USD	101,433	JPY	12,601,799	Deutsche Bank	9/16/15	(1,636)
KRW	10,905,005	USD	9,792	Westpac Group	9/16/15	(70)
KRW	17,448,717	USD	15,667	Westpac Group	9/16/15	(112)
USD	14,697	MXN	230,176	Barclays Bank plc	9/17/15	131
MYR	89,440	USD	23,737	Westpac Group	9/17/15	(62)
USD	4,710	MYR	17,749	Westpac Group	9/17/15	12
PEN	31,740	USD	9,936	UBS AG	9/16/15	(62)
PHP	445,050	USD	9,758	Westpac Group	9/16/15	78
PLN	146,260	USD	39,424	Deutsche Bank	9/16/15	(604)
RUB	65,100	USD	1,158	UBS AG	9/16/15	(9)
SGD	53,627	USD	39,591	Barclays Bank plc	9/16/15	183
THB	913,434	USD	26,939	Westpac Group	9/16/15	39
USD	29,688	THB	1,006,650	Westpac Group	9/16/15	(43)
TRY	13,817	USD	5,000	JPMorgan Chase Bank N.A.	9/16/15	44
USD	737	TRY	2,075	Deutsche Bank	9/16/15	(21)
USD	143	TWD	4,416	UBS AG	9/16/15	—
ZAR	179,254	USD	14,171	Barclays Bank plc	9/16/15	370
ZAR	61,684	USD	5,000	Deutsche Bank	9/16/15	3
						3,015

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
2	U.S. Treasury 10-Year Notes	September 2015	252,344	1,933

SWAP AGREEMENTS*
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Implied Credit Spread**(%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America Investment Grade 24 Index	200,000	Buy	1.00	6/20/20	0.70	159	(2,854)

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)***
Bank of America N.A./ Camden Property Trust	25,000	Buy	1.00	12/20/19	(159)	123	(36)
Barclays Bank plc/ AES Corp. (The)	25,000	Sell	5.00	9/20/17	2,081	396	2,477
Barclays Bank plc/ Boyd Gaming Corp.	25,000	Sell	5.00	9/20/16	1,204	115	1,319
Barclays Bank plc/ Calpine Corp.	25,000	Sell	5.00	9/20/17	1,701	609	2,310
Barclays Bank plc/ Dominion Resources, Inc.	25,000	Buy	1.00	6/20/20	(759)	74	(685)
Barclays Bank plc/ NRG Energy, Inc.	25,000	Sell	5.00	9/20/17	1,934	294	2,228
Barclays Bank plc/ Parker Drilling Co.	25,000	Sell	5.00	9/20/17	1,817	(911)	906
Barclays Bank plc/ Procter & Gamble Co.	25,000	Buy	1.00	6/20/20	(1,009)	44	(965)
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	25,000	Buy	1.00	9/20/19	(271)	(2)	(273)
Deutsche Bank AG/ International Business Machines Corp.	25,000	Buy	1.00	9/20/19	(569)	(103)	(672)
Deutsche Bank AG/ Realogy Holdings Corp.	25,000	Sell	5.00	9/20/16	1,134	157	1,291
Goldman Sachs & Co./ Kellogg Co.	25,000	Buy	1.00	12/20/19	(405)	(29)	(434)
Goldman Sachs & Co./ M.D.C. Holdings, Inc.	25,000	Buy	1.00	6/20/20	775	(236)	539
Goldman Sachs & Co./ Starwood Hotels & Resorts	25,000	Buy	1.00	6/20/20	(249)	(31)	(280)
Morgan Stanley & Co./ D.R. Horton, Inc.	25,000	Sell	1.00	6/20/20	(574)	73	(501)
Morgan Stanley & Co./ Frontier Communications Corp.	25,000	Sell	5.00	9/20/17	1,987	(172)	1,815
Morgan Stanley & Co./ HCA, Inc.	25,000	Sell	5.00	9/20/17	2,171	313	2,484
Morgan Stanley & Co./ Hertz Corp. (The)	25,000	Sell	5.00	9/20/17	2,153	6	2,159
Morgan Stanley & Co./ International Lease Finance Corp.	25,000	Sell	5.00	9/20/17	2,016	173	2,189
Morgan Stanley & Co./ J.C. Penney Co., Inc.	25,000	Sell	5.00	6/20/16	673	193	866
Morgan Stanley & Co./ Lennar Corp.	25,000	Sell	5.00	6/20/20	3,489	308	3,797
Morgan Stanley & Co./ Mondelez International, Inc.	25,000	Buy	1.00	9/20/19	(569)	(157)	(726)
Morgan Stanley & Co./ PepsiCo, Inc.	25,000	Buy	1.00	9/20/19	(621)	(124)	(745)
Morgan Stanley & Co./ Rite Aid Corp.	25,000	Sell	5.00	9/20/16	1,297	127	1,424
					19,247	1,240	20,487

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection. The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

***The quoted market prices and resulting value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
COP	-	Colombian Peso
EUR	-	Euro
GO	-	General Obligation
HUF	-	Hungarian Forint
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $1,604,971, which represented 22.5% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	3,548,086	—
Collateralized Mortgage Obligations	—	1,023,462	—
Mutual Funds	1,010,997	—	—
Commercial Mortgage-Backed Securities	—	751,130	—
Asset-Backed Securities	—	304,148	—
Preferred Stocks	—	78,814	—
Sovereign Governments and Agencies	—	73,496	—
Municipal Securities	—	67,885	—
Temporary Cash Investments	33,921	168,818	—
	1,044,918	6,015,839	—
Other Financial Instruments
Futures Contracts	1,933	—	—
Swap Agreements	—	3,164	—
Forward Foreign Currency Exchange Contracts	—	6,038	—
	1,933	9,202	—
Liabilities
Other Financial Instruments
Swap Agreements	—	(1,765)	—
Forward Foreign Currency Exchange Contracts	—	(3,023)	—
	—	(4,788)	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the three months ended June 30, 2015 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Emerging Markets Debt Fund R6 Class	$1,002,398	$9,696	—	—	$9,689	$1,010,997

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,247,742
Gross tax appreciation of investments	$31,512
Gross tax depreciation of investments	(218,497)
Net tax appreciation (depreciation) of investments	$(186,985)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 27, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 27, 2015